First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Auto Components — 8.7%
25,557	Aptiv PLC	$2,190,235
138,519	BorgWarner, Inc.	5,785,939
206,870	Garrett Motion, Inc. (a)	3,889,156
196,466	Gentex Corp.	4,524,612
293,139	Goodyear Tire & Rubber (The) Co.	5,631,200
39,205	Lear Corp.	5,606,315
45,245	Visteon Corp. (a)	2,987,075
		30,614,532

	Automobiles — 4.6%
462,746	Ford Motor Co.	4,835,696
109,511	General Motors Co.	4,265,453
56,967	Harley-Davidson, Inc.	2,120,881
3,631	Tesla, Inc. (a) (b)	866,683
65,142	Thor Industries, Inc.	4,290,904
		16,379,617

	Building Products — 0.3%
21,333	Fortune Brands Home & Security, Inc.	1,125,956

	Distributors — 0.9%
71,579	LKQ Corp. (a)	2,154,528
6,155	Pool Corp.	1,130,920
		3,285,448

	Diversified Consumer Services — 2.8%
15,982	Bright Horizons Family Solutions, Inc. (a)	2,048,093
5,946	Graham Holdings Co., Class B	4,420,435
127,286	H&R Block, Inc.	3,463,452
		9,931,980

	Entertainment — 6.2%
50,797	Cinemark Holdings, Inc.	2,136,014
86,937	Liberty Media Corp.-Liberty Formula One, Class C (a)	3,374,025
83,733	Live Nation Entertainment, Inc. (a)	5,471,114
3,466	Madison Square Garden (The) Co., Class A (a)	1,082,917
8,544	Netflix, Inc. (a)	3,165,894
144,744	Viacom, Inc., Class B	4,184,549
18,295	Walt Disney (The) Co.	2,505,866
		21,920,379

	Food & Staples Retailing — 1.2%
16,780	Costco Wholesale Corp.	4,119,993

	Health Care Providers & Services — 0.3%
16,899	Henry Schein, Inc. (a)	1,082,550

	Hotels, Restaurants & Leisure — 15.6%
103,118	Aramark	3,204,907

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
233,770	Caesars Entertainment Corp. (a)	$2,188,087
104,901	Carnival Corp.	5,754,869
7,491	Chipotle Mexican Grill, Inc. (a)	5,154,108
33,448	Darden Restaurants, Inc.	3,933,485
13,527	Dunkin’ Brands Group, Inc.	1,009,520
113,172	Extended Stay America, Inc.	2,026,910
32,926	Hilton Grand Vacations, Inc. (a)	1,054,949
12,220	Hilton Worldwide Holdings, Inc.	1,063,018
73,314	Hyatt Hotels Corp., Class A	5,625,383
156,385	International Game Technology PLC	2,287,913
16,662	Las Vegas Sands Corp.	1,117,187
79,169	MGM Resorts International	2,108,270
55,446	Norwegian Cruise Line Holdings Ltd. (a)	3,126,600
26,585	Royal Caribbean Cruises Ltd.	3,215,190
40,989	Starbucks Corp.	3,184,026
170,331	Wendy’s (The) Co.	3,169,860
118,468	Yum China Holdings, Inc.	5,631,969
		54,856,251

	Household Durables — 10.5%
128,578	D.R. Horton, Inc.	5,697,291
11,765	Garmin Ltd.	1,008,731
24,057	Leggett & Platt, Inc.	946,884
82,763	Lennar Corp., Class A	4,306,159
42,177	Mohawk Industries, Inc. (a)	5,746,616
1,102	NVR, Inc. (a)	3,474,033
190,288	PulteGroup, Inc.	5,986,460
70,450	Tempur Sealy International, Inc. (a)	4,325,630
146,976	Toll Brothers, Inc.	5,599,786
		37,091,590

	Internet & Direct Marketing Retail — 4.5%
1,140	Amazon.com, Inc. (a)	2,196,233
54,698	eBay, Inc.	2,119,548
332,947	Qurate Retail, Inc. (a)	5,676,746
35,840	Wayfair, Inc., Class A (a)	5,811,456
		15,803,983

	Leisure Products — 0.6%
40,362	Brunswick Corp.	2,066,938

	Machinery — 1.2%
30,821	WABCO Holdings, Inc. (a)	4,081,933

	Media — 7.5%
3,103	Cable One, Inc.	3,290,825
5,858	Charter Communications, Inc., Class A (a)	2,174,431
76,216	Comcast Corp., Class A	3,317,682
112,776	Discovery, Inc., Class A (a)	3,484,778
128,207	DISH Network Corp., Class A (a)	4,502,630

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
48,344	Interpublic Group of Cos. (The), Inc.	$1,111,912
68,911	John Wiley & Sons, Inc., Class A	3,182,310
115,313	Tribune Media Co., Class A	5,327,461
		26,392,029

	Multiline Retail — 5.4%
25,544	Dollar General Corp.	3,220,843
38,681	Dollar Tree, Inc. (a)	4,304,422
59,079	Kohl’s Corp.	4,200,517
221,411	Macy’s, Inc.	5,212,015
25,310	Target Corp.	1,959,500
		18,897,297

	Personal Products — 0.9%
18,406	Estee Lauder (The) Cos., Inc., Class A	3,162,335

	Road & Rail — 0.9%
8,201	AMERCO	3,060,367

	Software — 0.2%
14,338	2U, Inc. (a)	867,449

	Specialty Retail — 17.6%
5,955	Advance Auto Parts, Inc.	990,436
113,744	AutoNation, Inc. (a)	4,769,286
3,968	AutoZone, Inc. (a)	4,080,334
42,882	Best Buy Co., Inc.	3,190,850
6,485	Burlington Stores, Inc. (a)	1,095,381
14,552	CarMax, Inc. (a)	1,133,019
144,538	Dick’s Sporting Goods, Inc.	5,347,906
98,566	Floor & Decor Holdings, Inc., Class A (a)	4,733,139
33,524	Foot Locker, Inc.	1,917,908
203,227	Gap (The), Inc.	5,300,160
36,828	L Brands, Inc.	944,270
18,557	Lowe’s Cos., Inc.	2,099,539
177,887	Michaels Cos. (The), Inc. (a)	1,999,450
5,233	O’Reilly Automotive, Inc. (a)	1,981,057
119,161	Penske Automotive Group, Inc.	5,471,873
10,909	Ross Stores, Inc.	1,065,373
9,623	Tiffany & Co.	1,037,552
57,268	TJX (The) Cos., Inc.	3,142,868
41,561	Tractor Supply Co.	4,301,563
15,255	Ulta Beauty, Inc. (a)	5,323,690
36,103	Williams-Sonoma, Inc.	2,064,008
		61,989,662

	Textiles, Apparel & Luxury Goods — 10.0%
88,807	Capri Holdings Ltd. (a)	3,914,612
10,078	Carter’s, Inc.	1,067,361
51,069	Columbia Sportswear Co.	5,105,368
113,616	Hanesbrands, Inc.	2,053,041
24,794	Lululemon Athletica, Inc. (a)	4,372,422

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
12,060	NIKE, Inc., Class B	$1,059,230
33,315	PVH Corp.	4,297,302
7,833	Ralph Lauren Corp.	1,030,666
120,886	Skechers U.S.A., Inc., Class A (a)	3,827,251
93,788	Tapestry, Inc.	3,026,539
96,097	Under Armour, Inc., Class A (a)	2,218,879
35,061	VF Corp.	3,310,109
		35,282,780
	Total Common Stocks — 99.9%	352,013,069
	(Cost $329,328,989)

	Money Market Funds — 0.1%
488,863	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.32% (c)	488,863
	(Cost $488,863)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$1,223,909	JPMorgan Chase & Co., 2.68% (c), dated 04/30/19, due 05/01/19, with a maturity value of $1,224,000. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 09/30/23. The value of the collateral including accrued interest is $1,251,260. (d)	1,223,909
	(Cost $1,223,909)

	Total Investments — 100.4%	353,725,841
	(Cost $331,041,761) (e)
	Net Other Assets and Liabilities — (0.4)%	(1,345,837)
	Net Assets — 100.0%	$352,380,004

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $779,800 and the total value of the collateral held by the Fund is $1,223,909.
(c)	Rate shown reflects yield as of April 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $37,916,264 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,232,184. The net unrealized appreciation was $22,684,080.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$352,013,069	$—	$—
Money Market Funds	488,863	—	—
Repurchase Agreements	—	1,223,909	—
Total Investments	$352,501,932	$1,223,909	$—

* See Portfolio of Investments for industry breakout.

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Beverages — 8.7%
294,587	Molson Coors Brewing Co., Class B	$18,909,540
73,743	PepsiCo, Inc.	9,442,791
		28,352,331

	Food & Staples Retailing — 17.4%
70,179	Casey’s General Stores, Inc.	9,288,191
714,316	Kroger (The) Co.	18,415,066
90,245	Sysco Corp.	6,350,541
345,159	US Foods Holding Corp. (a)	12,615,561
190,446	Walgreens Boots Alliance, Inc.	10,202,192
		56,871,551

	Food Products — 58.2%
407,424	Archer-Daniels-Midland Co.	18,171,110
170,287	Bunge Ltd.	8,924,742
316,010	Campbell Soup Co.	12,226,427
434,372	Conagra Brands, Inc.	13,369,970
282,586	Flowers Foods, Inc.	6,143,420
339,558	General Mills, Inc.	17,477,050
52,467	Hershey (The) Co.	6,550,505
134,602	Hormel Foods Corp.	5,376,004
127,252	Ingredion, Inc.	12,057,127
77,572	J.M. Smucker (The) Co.	9,512,654
104,997	Kellogg Co.	6,331,319
538,198	Kraft Heinz (The) Co.	17,889,702
40,198	Lamb Weston Holdings, Inc.	2,815,870
59,995	McCormick & Co., Inc.	9,237,430
120,687	Mondelez International, Inc., Class A	6,136,934
270,288	Pilgrim’s Pride Corp. (a)	7,273,450
160,623	Post Holdings, Inc. (a)	18,115,062
173,548	Tyson Foods, Inc., Class A	13,017,835
		190,626,611

	Household Products — 10.8%
169,163	Church & Dwight Co., Inc.	12,678,767
18,773	Clorox (The) Co.	2,998,611
43,952	Colgate-Palmolive Co.	3,199,266
24,313	Kimberly-Clark Corp.	3,121,303
28,951	Procter & Gamble (The) Co.	3,082,703
164,972	Spectrum Brands Holdings, Inc.	10,157,326
		35,237,976

	Personal Products — 3.8%
56,848	Herbalife Nutrition Ltd. (a)	3,004,417
188,824	Nu Skin Enterprises, Inc., Class A	9,605,477
		12,609,894

	Tobacco — 0.9%
34,080	Philip Morris International, Inc.	2,949,965
	Total Common Stocks — 99.8%	326,648,328
	(Cost $321,869,317)

Shares	Description	Value

	Money Market Funds — 0.2%
688,664	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.32% (b)	$688,664
	(Cost $688,664)

	Total Investments — 100.0%	327,336,992
	(Cost $322,557,981) (c)
	Net Other Assets and Liabilities — 0.0%	17,084
	Net Assets — 100.0%	$327,354,076

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $25,353,166 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,574,155. The net unrealized appreciation was $4,779,011.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$326,648,328	$—	$—
Money Market Funds	688,664	—	—
Total Investments	$327,336,992	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Energy Equipment & Services — 7.7%
46,652	Baker Hughes a GE Co.	$1,120,581
845,781	Nabors Industries Ltd.	2,960,234
207,520	Patterson-UTI Energy, Inc.	2,820,197
509,987	RPC, Inc.	5,247,766
29,671	Schlumberger Ltd.	1,266,358
		13,415,136

	Oil, Gas & Consumable Fuels — 92.2%
28,431	Anadarko Petroleum Corp.	2,071,198
329,498	Antero Resources Corp. (a)	2,388,861
37,301	Apache Corp.	1,227,576
111,482	Cabot Oil & Gas Corp.	2,886,269
827,493	Centennial Resource Development, Inc., Class A (a)	8,713,501
63,833	Cheniere Energy, Inc. (a)	4,107,654
417,136	Chesapeake Energy Corp. (a)	1,213,866
47,246	Chevron Corp.	5,672,355
104,059	Cimarex Energy Co.	7,144,691
675,372	CNX Resources Corp. (a)	6,051,333
65,550	Concho Resources, Inc.	7,563,159
87,183	ConocoPhillips	5,502,991
97,475	Continental Resources, Inc. (a)	4,482,875
92,193	Devon Energy Corp.	2,963,083
42,977	Diamondback Energy, Inc.	4,572,323
45,857	EOG Resources, Inc.	4,404,565
59,373	Equitrans Midstream Corp.	1,236,740
1,031,737	Extraction Oil & Gas, Inc. (a)	4,849,164
54,019	Exxon Mobil Corp.	4,336,645
147,625	HollyFrontier Corp.	7,046,141
64,633	Kinder Morgan, Inc.	1,284,258
207,559	Kosmos Energy Ltd.	1,388,570
348,233	Marathon Oil Corp.	5,933,890
72,921	Marathon Petroleum Corp.	4,438,701
198,597	Murphy Oil Corp.	5,409,782
52,288	Noble Energy, Inc.	1,414,913
87,907	Occidental Petroleum Corp.	5,175,964
41,654	ONEOK, Inc.	2,829,556
301,492	Parsley Energy, Inc., Class A (a)	6,017,780
93,428	PBF Energy, Inc., Class A	3,137,312
76,429	Phillips 66	7,204,962
19,100	Pioneer Natural Resources Co.	3,179,386
415,871	SM Energy Co.	6,624,825
68,598	Valero Energy Corp.	6,219,095
278,256	Whiting Petroleum Corp. (a)	7,621,432
332,902	WPX Energy, Inc. (a)	4,624,009
		160,939,425
	Total Common Stocks — 99.9%	174,354,561
	(Cost $210,800,857)

Shares	Description	Value

	Money Market Funds — 0.2%
330,989	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.32% (b)	$330,989
	(Cost $330,989)

	Total Investments — 100.1%	174,685,550
	(Cost $211,131,846) (c)
	Net Other Assets and Liabilities — (0.1)%	(175,983)
	Net Assets — 100.0%	$174,509,567

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,231,419 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $38,677,715. The net unrealized depreciation was $36,446,296.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$174,354,561	$—	$—
Money Market Funds	330,989	—	—
Total Investments	$174,685,550	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 26.8%
316,683	Associated Banc-Corp.	$7,185,537
245,059	Bank of America Corp.	7,493,904
21,389	Bank of Hawaii Corp.	1,762,026
291,631	Bank OZK	9,521,752
151,823	BankUnited, Inc.	5,553,685
108,981	BB&T Corp.	5,579,827
41,454	BOK Financial Corp.	3,612,302
176,183	CIT Group, Inc.	9,385,268
135,832	Citigroup, Inc.	9,603,322
208,036	Citizens Financial Group, Inc.	7,530,903
69,161	Comerica, Inc.	5,435,363
29,113	Commerce Bancshares, Inc.	1,759,299
34,826	Cullen/Frost Bankers, Inc.	3,541,456
140,946	East West Bancorp, Inc.	7,255,900
637,846	F.N.B. Corp.	7,737,072
335,110	Fifth Third Bancorp	9,657,870
12,425	First Citizens BancShares, Inc., Class A	5,569,506
129,773	First Hawaiian, Inc.	3,588,224
604,540	First Horizon National Corp.	9,122,509
533,216	Huntington Bancshares, Inc.	7,422,367
50,093	JPMorgan Chase & Co.	5,813,293
429,281	KeyCorp	7,533,882
32,295	M&T Bank Corp.	5,492,411
179,771	PacWest Bancorp	7,109,943
308,448	People’s United Financial, Inc.	5,333,066
92,704	Pinnacle Financial Partners, Inc.	5,383,321
41,341	PNC Financial Services Group (The), Inc.	5,660,823
129,699	Popular, Inc.	7,484,929
48,951	Prosperity Bancshares, Inc.	3,604,752
477,822	Regions Financial Corp.	7,420,576
39,595	Signature Bank	5,229,312
362,919	Sterling Bancorp	7,773,725
85,585	SunTrust Banks, Inc.	5,604,106
7,587	SVB Financial Group (a)	1,909,800
147,581	Synovus Financial Corp.	5,439,836
326,785	TCF Financial Corp.	7,231,752
123,854	Texas Capital Bancshares, Inc. (a)	8,017,069
70,151	U.S. Bancorp	3,740,451
307,326	Umpqua Holdings Corp.	5,335,179
66,718	Webster Financial Corp.	3,544,727
139,925	Wells Fargo & Co.	6,773,769
123,560	Western Alliance Bancorp (a)	5,903,697
50,209	Wintrust Financial Corp.	3,825,926
148,892	Zions Bancorp N.A.	7,344,842
		266,829,279

	Capital Markets — 16.0%
31,562	Affiliated Managers Group, Inc.	3,500,857
26,390	Ameriprise Financial, Inc.	3,873,260
100,553	Bank of New York Mellon (The) Corp.	4,993,462

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
1,591,614	BGC Partners, Inc., Class A	$8,594,716
3,951	BlackRock, Inc.	1,917,183
35,421	Cboe Global Markets, Inc.	3,599,128
72,810	E*TRADE Financial Corp.	3,688,555
92,873	Evercore, Inc., Class A	9,048,616
27,233	FactSet Research Systems, Inc.	7,512,768
255,023	Franklin Resources, Inc.	8,821,246
44,021	Goldman Sachs Group (The), Inc.	9,064,804
32,581	Interactive Brokers Group, Inc., Class A	1,767,193
22,200	Intercontinental Exchange, Inc.	1,805,970
437,673	Invesco Ltd.	9,615,676
233,854	Lazard Ltd., Class A	9,092,244
121,342	LPL Financial Holdings, Inc.	8,990,229
20,562	MarketAxess Holdings, Inc.	5,723,021
18,625	Moody’s Corp.	3,662,047
160,217	Morgan Stanley	7,730,470
40,248	Morningstar, Inc.	5,773,576
42,504	MSCI, Inc.	9,579,551
37,392	Northern Trust Corp.	3,684,982
63,063	Raymond James Financial, Inc.	5,774,679
16,016	S&P Global, Inc.	3,534,091
102,738	State Street Corp.	6,951,253
67,531	T. Rowe Price Group, Inc.	7,259,582
142,341	Virtu Financial, Inc., Class A	3,498,742
		159,057,901

	Consumer Finance — 7.9%
307,438	Ally Financial, Inc.	9,133,983
61,859	American Express Co.	7,251,731
103,458	Capital One Financial Corp.	9,604,006
14,927	Credit Acceptance Corp. (a)	7,407,076
71,260	Discover Financial Services	5,806,978
584,371	Navient Corp.	7,894,852
266,188	OneMain Holdings, Inc.	9,042,406
399,975	Santander Consumer USA Holdings, Inc.	8,539,466
511,693	SLM Corp.	5,198,801
264,936	Synchrony Financial	9,185,331
		79,064,630

	Diversified Financial Services — 0.6%
83,927	AXA Equitable Holdings, Inc.	1,904,303
67,666	Voya Financial, Inc.	3,714,187
		5,618,490

	Equity Real Estate Investment Trusts — 16.1%
59,284	Alexandria Real Estate Equities, Inc.	8,441,449
34,310	American Tower Corp.	6,700,743
100,833	Apartment Investment & Management Co., Class A	4,977,117
311,097	Apple Hospitality REIT, Inc.	5,117,546

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
8,397	AvalonBay Communities, Inc.	$1,687,209
106,576	Brandywine Realty Trust	1,640,205
184,027	Brixmor Property Group, Inc.	3,290,403
31,589	CoreSite Realty Corp.	3,456,152
66,027	Crown Castle International Corp.	8,304,876
55,274	Duke Realty Corp.	1,720,127
21,935	EPR Properties	1,729,794
14,886	Equinix, Inc.	6,768,664
206,827	Equity Commonwealth	6,577,099
44,365	Equity LifeStyle Properties, Inc.	5,177,395
33,172	Extra Space Storage, Inc.	3,439,605
131,472	Gaming and Leisure Properties, Inc.	5,308,839
162,009	HCP, Inc.	4,824,628
59,122	Healthcare Trust of America, Inc., Class A	1,630,585
64,245	Hospitality Properties Trust	1,670,370
447,168	Host Hotels & Resorts, Inc.	8,603,512
49,108	Hudson Pacific Properties, Inc.	1,711,905
47,668	Iron Mountain, Inc.	1,548,257
22,252	Kilroy Realty Corp.	1,711,401
274,102	Kimco Realty Corp.	4,766,634
42,652	Lamar Advertising Co., Class A	3,526,041
17,336	Life Storage, Inc.	1,651,947
456,589	Medical Properties Trust, Inc.	7,972,044
44,306	Omega Healthcare Investors, Inc.	1,567,989
72,235	Outfront Media, Inc.	1,721,360
217,541	Park Hotels & Resorts, Inc.	6,978,715
23,493	Prologis, Inc.	1,801,208
53,626	Rayonier, Inc.	1,704,771
25,397	SBA Communications Corp. (a)	5,174,131
717,442	Senior Housing Properties Trust	5,761,059
124,104	SITE Centers Corp.	1,643,137
18,758	SL Green Realty Corp.	1,657,082
42,545	Spirit Realty Capital, Inc.	1,721,371
231,759	VICI Properties, Inc.	5,284,105
230,207	Weingarten Realty Investors	6,662,191
128,344	Weyerhaeuser Co.	3,439,619
21,579	WP Carey, Inc.	1,711,646
		160,782,931

	Insurance — 16.5%
67,612	Aflac, Inc.	3,406,293
2,760	Alleghany Corp. (a)	1,812,989
35,895	Allstate (The) Corp.	3,555,759
17,532	American Financial Group, Inc.	1,815,088
157,018	American International Group, Inc.	7,469,346
29,706	Aon PLC	5,351,239
104,597	Arch Capital Group Ltd. (a)	3,533,287
21,643	Arthur J. Gallagher & Co.	1,809,788
17,763	Assurant, Inc.	1,687,485
190,220	Assured Guaranty Ltd.	9,073,494
165,715	Athene Holding Ltd., Class A (a)	7,483,689
61,712	Axis Capital Holdings Ltd.	3,508,327
232,887	Brighthouse Financial, Inc. (a)	9,732,348

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
57,279	Brown & Brown, Inc.	$1,818,608
24,133	Chubb Ltd.	3,504,112
77,984	CNA Financial Corp.	3,612,999
7,802	Everest Re Group Ltd.	1,837,371
138,738	Fidelity National Financial, Inc.	5,542,583
164,106	First American Financial Corp.	9,363,888
14,768	Hanover Insurance Group (The), Inc.	1,781,168
67,993	Hartford Financial Services Group (The), Inc.	3,556,714
115,182	Lincoln National Corp.	7,684,943
35,266	Loews Corp.	1,808,793
54,003	Marsh & McLennan Cos., Inc.	5,091,943
158,825	MetLife, Inc.	7,326,597
161,596	Old Republic International Corp.	3,613,287
101,034	Principal Financial Group, Inc.	5,775,103
117,235	Progressive (The) Corp.	9,161,915
73,587	Prudential Financial, Inc.	7,778,882
35,716	Reinsurance Group of America, Inc.	5,411,331
41,252	Torchmark Corp.	3,616,150
36,970	Travelers (The) Cos., Inc.	5,314,437
149,893	Unum Group	5,534,050
61,990	W.R. Berkley Corp.	3,799,987
9,608	Willis Towers Watson PLC	1,771,139
		164,945,132

	IT Services — 8.5%
90,730	CoreLogic, Inc. (a)	3,684,545
59,271	Euronet Worldwide, Inc. (a)	8,884,130
14,911	Fidelity National Information Services, Inc.	1,728,632
321,716	First Data Corp., Class A (a)	8,319,576
38,294	Fiserv, Inc. (a)	3,340,769
27,419	FleetCor Technologies, Inc. (a)	7,154,988
24,763	Global Payments, Inc.	3,617,131
35,895	Mastercard, Inc., Class A	9,125,945
81,389	PayPal Holdings, Inc. (a)	9,178,238
90,245	Square, Inc., Class A (a)	6,571,641
32,466	Visa, Inc., Class A	5,338,384
183,031	Western Union (The) Co.	3,558,123
44,021	WEX, Inc. (a)	9,257,616
44,678	Worldpay, Inc., Class A (a)	5,236,708
		84,996,426

	Mortgage Real Estate Investment Trusts — 3.3%
360,789	Chimera Investment Corp.	6,916,325
930,010	MFA Financial, Inc.	6,984,375
499,791	New Residential Investment Corp.	8,401,487
75,628	Starwood Property Trust, Inc.	1,743,225
624,647	Two Harbors Investment Corp.	8,657,608
		32,703,020

	Professional Services — 0.5%
14,230	Equifax, Inc.	1,792,268

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
50,577	TransUnion	$3,522,688
		5,314,956

	Real Estate Management & Development — 2.5%
170,910	CBRE Group, Inc., Class A (a)	8,899,284
43,853	Jones Lang LaSalle, Inc.	6,778,358
741,357	Realogy Holdings Corp.	9,652,468
		25,330,110

	Software — 0.9%
31,114	Fair Isaac Corp. (a)	8,704,141

	Thrifts & Mortgage Finance — 0.3%
292,185	New York Community Bancorp, Inc.	3,398,112
	Total Common Stocks — 99.9%	996,745,128
	(Cost $924,583,410)

	Money Market Funds — 0.3%
2,996,592	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.32% (b)	2,996,592
	(Cost $2,996,592)

	Total Investments — 100.2%	999,741,720
	(Cost $927,580,002) (c)
	Net Other Assets and Liabilities — (0.2)%	(2,413,797)
	Net Assets — 100.0%	$997,327,923

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $101,541,946 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $29,380,228. The net unrealized appreciation was $72,161,718.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$996,745,128	$—	$—
Money Market Funds	2,996,592	—	—
Total Investments	$999,741,720	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Biotechnology — 25.6%
96,582	Agios Pharmaceuticals, Inc. (a)	$5,400,865
192,714	Alexion Pharmaceuticals, Inc. (a)	26,234,157
68,606	Amgen, Inc.	12,302,428
147,638	Biogen, Inc. (a)	33,844,535
165,664	Bluebird Bio, Inc. (a)	23,496,125
276,246	Celgene Corp. (a)	26,149,446
402,892	Exact Sciences Corp. (a)	39,761,411
1,466,326	Exelixis, Inc. (a)	28,827,969
322,044	Gilead Sciences, Inc.	20,945,742
405,749	Incyte Corp. (a)	31,161,523
429,917	Ionis Pharmaceuticals, Inc. (a)	31,955,731
73,957	Neurocrine Biosciences, Inc. (a)	5,342,654
31,764	Regeneron Pharmaceuticals, Inc. (a)	10,899,499
54,651	Sarepta Therapeutics, Inc. (a)	6,390,888
355,819	Seattle Genetics, Inc. (a)	24,117,412
297,404	United Therapeutics Corp. (a)	30,504,728
35,412	Vertex Pharmaceuticals, Inc. (a)	5,983,920
		363,319,033

	Health Care Equipment & Supplies — 24.2%
45,829	Align Technology, Inc. (a)	14,879,760
257,514	Baxter International, Inc.	19,648,318
83,813	Becton, Dickinson and Co.	20,177,142
339,436	Boston Scientific Corp. (a)	12,599,864
87,982	Cooper (The) Cos., Inc.	25,507,741
54,711	DexCom, Inc. (a)	6,623,861
136,153	Edwards Lifesciences Corp. (a)	23,972,459
197,768	Hill-Rom Holdings, Inc.	20,057,631
29,078	IDEXX Laboratories, Inc. (a)	6,746,096
137,001	Insulet Corp. (a)	11,816,336
233,886	Integra LifeSciences Holdings Corp. (a)	12,206,510
36,755	Intuitive Surgical, Inc. (a)	18,768,206
188,449	Masimo Corp. (a)	24,526,637
143,024	Medtronic PLC	12,701,961
177,286	Penumbra, Inc. (a)	23,844,967
131,869	Stryker Corp.	24,911,373
86,241	Teleflex, Inc.	24,680,449
246,202	Varian Medical Systems, Inc. (a)	33,525,326
59,087	West Pharmaceutical Services, Inc.	7,314,380
		344,509,017

	Health Care Providers & Services — 18.2%
81,887	AmerisourceBergen Corp.	6,121,872
22,694	Anthem, Inc.	5,969,203
122,626	Centene Corp. (a)	6,322,597
40,661	Chemed Corp.	13,287,202
40,547	Cigna Corp.	6,440,485
385,670	DaVita, Inc. (a)	21,304,411
160,633	HCA Healthcare, Inc.	20,437,337
24,463	Humana, Inc.	6,248,095

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
136,877	Laboratory Corp. of America Holdings (a)	$21,889,370
1,284,549	MEDNAX, Inc. (a)	35,928,836
183,523	Molina Healthcare, Inc. (a)	23,790,086
188,854	Premier, Inc., Class A (a)	6,275,618
232,846	Quest Diagnostics, Inc.	22,441,697
52,672	UnitedHealth Group, Inc.	12,276,263
194,794	Universal Health Services, Inc., Class B	24,713,515
96,587	WellCare Health Plans, Inc. (a)	24,953,251
		258,399,838

	Health Care Technology — 3.8%
227,743	Cerner Corp. (a)	15,133,522
275,074	Veeva Systems, Inc., Class A (a)	38,474,601
		53,608,123

	Life Sciences Tools & Services — 15.1%
162,099	Agilent Technologies, Inc.	12,724,772
114,140	Bio-Rad Laboratories, Inc., Class A (a)	34,348,150
131,225	Bio-Techne Corp.	26,847,323
907,929	Bruker Corp.	35,046,059
240,287	Charles River Laboratories International, Inc. (a)	33,753,115
20,969	Illumina, Inc. (a)	6,542,328
316,419	PRA Health Sciences, Inc. (a)	30,635,688
127,532	Thermo Fisher Scientific, Inc.	35,383,753
		215,281,188

	Pharmaceuticals — 12.9%
438,895	Bristol-Myers Squibb Co.	20,377,895
320,952	Catalent, Inc. (a)	14,385,069
652,929	Elanco Animal Health, Inc. (a)	20,567,264
161,399	Eli Lilly and Co.	18,890,139
146,501	Jazz Pharmaceuticals PLC (a)	19,011,435
46,611	Johnson & Johnson	6,581,473
156,640	Merck & Co., Inc.	12,329,134
919,541	Mylan N.V. (a)	24,818,412
270,487	Perrigo Co. PLC	12,961,737
306,758	Pfizer, Inc.	12,457,442
208,051	Zoetis, Inc.	21,187,914
		183,567,914
	Total Common Stocks — 99.8%	1,418,685,113
	(Cost $1,433,266,625)

	Money Market Funds — 0.3%
4,276,712	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.32% (b)	4,276,712
	(Cost $4,276,712)

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Description	Value

Total Investments — 100.1%	$1,422,961,825
(Cost $1,437,543,337) (c)
Net Other Assets and Liabilities — (0.1)%	(1,862,330)
Net Assets — 100.0%	$1,421,099,495

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $67,867,120 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $82,448,632. The net unrealized depreciation was $14,581,512.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,418,685,113	$—	$—
Money Market Funds	4,276,712	—	—
Total Investments	$1,422,961,825	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 11.6%
270,461	Arconic, Inc.	$5,809,502
10,163	Boeing (The) Co.	3,838,464
22,801	Curtiss-Wright Corp.	2,597,946
7,633	General Dynamics Corp.	1,364,170
54,480	HEICO Corp.	5,749,274
18,709	Huntington Ingalls Industries, Inc.	4,164,249
6,261	L3 Technologies, Inc.	1,368,529
42,351	Spirit AeroSystems Holdings, Inc., Class A	3,680,302
5,452	Teledyne Technologies, Inc. (a)	1,354,877
127,529	Textron, Inc.	6,759,037
14,231	TransDigm Group, Inc. (a)	6,866,742
10,025	United Technologies Corp.	1,429,665
		44,982,757

	Air Freight & Logistics — 2.0%
68,096	Expeditors International of Washington, Inc.	5,408,184
23,127	United Parcel Service, Inc., Class B	2,456,550
		7,864,734

	Airlines — 9.1%
69,073	Alaska Air Group, Inc.	4,275,619
80,147	Copa Holdings S.A., Class A	6,673,039
125,085	Delta Air Lines, Inc.	7,291,205
315,925	JetBlue Airways Corp. (a)	5,860,409
99,567	Southwest Airlines Co.	5,399,518
64,785	United Continental Holdings, Inc. (a)	5,756,795
		35,256,585

	Building Products — 1.7%
24,233	A.O. Smith Corp.	1,273,929
14,245	Allegion PLC	1,413,531
104,937	Johnson Controls International PLC	3,935,138
		6,622,598

	Commercial Services & Supplies — 5.3%
606,634	ADT, Inc.	3,997,718
19,180	Cintas Corp.	4,164,745
106,629	Copart, Inc. (a)	7,178,264
16,075	Republic Services, Inc.	1,331,332
31,046	Rollins, Inc.	1,200,549
24,870	Waste Management, Inc.	2,669,546
		20,542,154

	Construction & Engineering — 2.9%
43,550	AECOM (a)	1,476,345
70,225	Fluor Corp.	2,790,039
171,188	Quanta Services, Inc.	6,950,233
		11,216,617

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging — 1.3%
45,739	Avery Dennison Corp.	$5,061,021

	Electrical Equipment — 6.7%
46,721	AMETEK, Inc.	4,119,391
48,118	Eaton Corp. PLC	3,985,133
18,871	Emerson Electric Co.	1,339,652
21,904	Hubbell, Inc.	2,794,950
95,784	nVent Electric PLC	2,677,163
63,131	Regal Beloit Corp.	5,371,185
114,806	Sensata Technologies Holding PLC (a)	5,733,412
		26,020,886

	Electronic Equipment, Instruments & Components — 2.1%
27,157	FLIR Systems, Inc.	1,437,691
30,834	Zebra Technologies Corp., Class A (a)	6,510,291
		7,947,982

	Industrial Conglomerates — 2.9%
21,075	Carlisle Cos., Inc.	2,980,426
8,131	Honeywell International, Inc.	1,411,786
18,893	Roper Technologies, Inc.	6,795,812
		11,188,024

	IT Services — 7.2%
29,363	Accenture PLC, Class A	5,363,739
24,267	Automatic Data Processing, Inc.	3,989,252
111,123	Booz Allen Hamilton Holding Corp.	6,588,483
183,646	Genpact Ltd.	6,666,350
64,445	Paychex, Inc.	5,433,358
		28,041,182

	Life Sciences Tools & Services — 2.5%
7,149	Mettler-Toledo International, Inc. (a)	5,327,864
20,534	Waters Corp. (a)	4,384,830
		9,712,694

	Machinery — 20.7%
55,735	AGCO Corp.	3,944,923
28,765	Allison Transmission Holdings, Inc.	1,347,928
19,073	Caterpillar, Inc.	2,659,158
130,606	Colfax Corp. (a)	3,940,383
30,540	Crane Co.	2,597,427
40,924	Cummins, Inc.	6,805,252
24,252	Deere & Co.	4,016,859
25,813	Donaldson Co., Inc.	1,382,028
30,806	Fortive Corp.	2,659,790
139,388	Gardner Denver Holdings, Inc. (a)	4,704,345
52,186	Graco, Inc.	2,674,532
8,515	IDEX Corp.	1,333,960
66,834	ITT, Inc.	4,046,799
39,749	Middleby (The) Corp. (a)	5,252,035

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
85,993	Oshkosh Corp.	$7,102,162
94,815	PACCAR, Inc.	6,795,391
15,058	Parker-Hannifin Corp.	2,726,703
33,021	Snap-on, Inc.	5,556,774
40,216	Terex Corp.	1,340,399
56,310	Toro (The) Co.	4,119,076
118,926	Trinity Industries, Inc.	2,564,045
32,696	Xylem, Inc.	2,726,846
		80,296,815

	Marine — 0.4%
17,203	Kirby Corp. (a)	1,405,829

	Professional Services — 5.4%
13,852	CoStar Group, Inc. (a)	6,874,055
62,505	ManpowerGroup, Inc.	6,002,980
39,660	Robert Half International, Inc.	2,462,489
38,861	Verisk Analytics, Inc.	5,484,842
		20,824,366

	Road & Rail — 9.9%
34,540	CSX Corp.	2,750,420
44,485	Genesee & Wyoming, Inc., Class A (a)	3,943,595
22,282	Kansas City Southern	2,743,806
197,695	Knight-Swift Transportation Holdings, Inc.	6,593,128
35,437	Landstar System, Inc.	3,861,216
6,914	Norfolk Southern Corp.	1,410,594
8,949	Old Dominion Freight Line, Inc.	1,335,907
104,221	Ryder System, Inc.	6,565,923
306,919	Schneider National, Inc., Class B	6,414,607
15,456	Union Pacific Corp.	2,736,330
		38,355,526

	Technology Hardware, Storage & Peripherals — 1.0%
121,213	Xerox Corp.	4,043,666

	Trading Companies & Distributors — 6.4%
188,084	Air Lease Corp.	7,252,519
119,228	HD Supply Holdings, Inc. (a)	5,447,527
62,490	MSC Industrial Direct Co., Inc., Class A	5,227,289
121,876	WESCO International, Inc. (a)	6,976,182
		24,903,517

Shares	Description	Value

	Common Stocks (Continued)
	Transportation Infrastructure — 0.7%
62,694	Macquarie Infrastructure Corp.	$2,539,734
	Total Common Stocks — 99.8%	386,826,687
	(Cost $376,280,571)

	Money Market Funds — 0.3%
1,047,376	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.32% (b)	1,047,376
	(Cost $1,047,376)

	Total Investments — 100.1%	387,874,063
	(Cost $377,327,947) (c)
	Net Other Assets and Liabilities — (0.1)%	(377,010)
	Net Assets — 100.0%	$387,497,053

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $22,947,102 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,400,986. The net unrealized appreciation was $10,546,116.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$386,826,687	$—	$—
Money Market Funds	1,047,376	—	—
Total Investments	$387,874,063	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.3%
27,816	Hexcel Corp.	$1,966,869

	Building Products — 10.4%
48,445	Armstrong World Industries, Inc.	4,198,728
10,914	Lennox International, Inc.	2,962,605
73,407	Masco Corp.	2,867,278
102,066	Owens Corning	5,232,924
		15,261,535

	Chemicals — 31.2%
5,037	Air Products & Chemicals, Inc.	1,036,564
35,199	Albemarle Corp.	2,642,037
23,105	Cabot Corp.	1,048,505
29,263	Celanese Corp.	3,157,185
23,529	CF Industries Holdings, Inc.	1,053,629
25,885	Chemours (The) Co.	932,119
53,287	DowDuPont, Inc.	2,048,885
50,705	Eastman Chemical Co.	3,999,611
10,897	Ecolab, Inc.	2,005,920
12,521	FMC Corp.	989,910
171,075	Huntsman Corp.	3,804,708
10,935	Linde PLC	1,971,143
57,200	LyondellBasell Industries N.V., Class A	5,046,756
105,661	Mosaic (The) Co.	2,758,809
166,270	Olin Corp.	3,606,396
12,241	Scotts Miracle-Gro (The) Co.	1,040,730
2,233	Sherwin-Williams (The) Co.	1,015,635
70,872	Westlake Chemical Corp.	4,943,322
36,976	WR Grace & Co.	2,794,646
		45,896,510

	Construction Materials — 3.5%
22,820	Eagle Materials, Inc.	2,074,566
4,781	Martin Marietta Materials, Inc.	1,060,904
16,248	Vulcan Materials Co.	2,049,035
		5,184,505

	Containers & Packaging — 18.3%
35,711	Berry Global Group, Inc. (a)	2,099,807
88,132	Crown Holdings, Inc. (a)	5,123,113
152,315	Graphic Packaging Holding Co.	2,114,132
62,365	International Paper Co.	2,919,306
50,678	Owens-Illinois, Inc.	1,001,397
83,532	Sealed Air Corp.	3,894,262
129,851	Silgan Holdings, Inc.	3,887,739
31,265	Sonoco Products Co.	1,971,571
100,326	WestRock Co.	3,850,512
		26,861,839

	Electrical Equipment — 3.6%
24,045	Acuity Brands, Inc.	3,518,505

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment (Continued)
150,410	GrafTech International Ltd.	$1,722,194
		5,240,699

	Machinery — 5.8%
35,641	Ingersoll-Rand PLC	4,369,943
88,205	Timken (The) Co.	4,229,430
		8,599,373

	Metals & Mining — 16.4%
102,472	Alcoa Corp. (a)	2,733,953
298,486	Freeport-McMoRan, Inc.	3,674,363
82,423	Nucor Corp.	4,703,880
53,283	Reliance Steel & Aluminum Co.	4,899,905
136,358	Steel Dynamics, Inc.	4,319,821
246,760	United States Steel Corp.	3,849,456
		24,181,378

	Paper & Forest Products — 3.2%
96,865	Domtar Corp.	4,736,699

	Semiconductors & Semiconductor Equipment — 3.4%
95,594	Versum Materials, Inc.	4,988,095

	Trading Companies & Distributors — 2.8%
44,870	Fastenal Co.	3,165,578
43,406	Univar, Inc. (a)	969,256
		4,134,834
	Total Common Stocks — 99.9%	147,052,336
	(Cost $157,553,134)

	Money Market Funds — 0.2%
229,248	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.32% (b)	229,248
	(Cost $229,248)

	Total Investments — 100.1%	147,281,584
	(Cost $157,782,382) (c)
	Net Other Assets and Liabilities — (0.1)%	(80,654)
	Net Assets — 100.0%	$147,200,930

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,279,822 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $17,780,620. The net unrealized depreciation was $10,500,798.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$147,052,336	$—	$—
Money Market Funds	229,248	—	—
Total Investments	$147,281,584	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 8.1%
130,641	Arista Networks, Inc. (a)	$40,797,878
144,171	Cisco Systems, Inc.	8,066,367
358,207	CommScope Holding Co., Inc. (a)	8,876,370
676,237	EchoStar Corp., Class A (a)	26,948,044
931,198	Juniper Networks, Inc.	25,859,368
234,048	Motorola Solutions, Inc.	33,915,896
274,406	Ubiquiti Networks, Inc.	46,772,503
		191,236,426

	Electronic Equipment, Instruments & Components — 6.4%
174,000	Amphenol Corp., Class A	17,323,440
426,486	Arrow Electronics, Inc. (a)	36,042,332
426,287	CDW Corp.	45,015,907
173,926	Coherent, Inc. (a)	25,742,787
235,162	Corning, Inc.	7,489,910
617,997	Jabil, Inc.	18,669,689
		150,284,065

	Interactive Media & Services — 5.4%
6,613	Alphabet, Inc., Class A (a)	7,928,722
147,872	Facebook, Inc., Class A (a)	28,598,445
117,313	IAC/InterActiveCorp (a)	26,376,655
580,553	Match Group, Inc.	35,065,401
749,660	Twitter, Inc. (a)	29,918,931
		127,888,154

	IT Services — 13.8%
108,546	Akamai Technologies, Inc. (a)	8,690,193
303,688	Amdocs Ltd.	16,727,135
142,823	Black Knight, Inc. (a)	8,058,074
226,812	Cognizant Technology Solutions Corp., Class A	16,548,204
511,042	DXC Technology Co.	33,595,901
242,898	EPAM Systems, Inc. (a)	43,566,185
162,505	Gartner, Inc. (a)	25,833,420
103,523	GoDaddy, Inc., Class A (a)	8,437,124
55,165	International Business Machines Corp.	7,737,995
256,398	Leidos Holdings, Inc.	18,840,125
496,571	Okta, Inc. (a)	51,658,281
363,900	Sabre Corp.	7,554,564
1,593,845	Switch, Inc., Class A	17,325,095
318,016	Twilio, Inc., Class A (a)	43,612,714
90,507	VeriSign, Inc. (a)	17,870,607
		326,055,617

	Semiconductors & Semiconductor Equipment — 23.2%
1,287,816	Advanced Micro Devices, Inc. (a)	35,582,356
234,148	Analog Devices, Inc.	27,217,364

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
196,264	Applied Materials, Inc.	$8,649,355
109,292	Broadcom, Inc.	34,798,573
2,202,753	Cypress Semiconductor Corp.	37,843,297
612,012	Intel Corp.	31,237,092
275,229	KLA-Tencor Corp.	35,086,193
183,594	Lam Research Corp.	38,082,903
391,344	Marvell Technology Group Ltd.	9,791,427
93,826	Microchip Technology, Inc.	9,372,279
993,984	Micron Technology, Inc. (a)	41,806,967
264,898	MKS Instruments, Inc.	24,108,367
181,923	Monolithic Power Systems, Inc.	28,327,230
371,819	NXP Semiconductors N.V.	39,271,523
1,198,289	ON Semiconductor Corp. (a)	27,632,544
108,516	Qorvo, Inc. (a)	8,204,895
398,461	Skyworks Solutions, Inc.	35,136,291
412,463	Teradyne, Inc.	20,210,687
107,506	Universal Display Corp.	17,157,958
324,010	Xilinx, Inc.	38,926,561
		548,443,862

	Software — 36.4%
61,663	Adobe, Inc. (a)	17,836,023
89,938	ANSYS, Inc. (a)	17,609,860
74,658	Aspen Technology, Inc. (a)	9,101,557
365,525	Atlassian Corp. PLC, Class A (a)	40,262,579
158,188	Autodesk, Inc. (a)	28,190,683
646,848	Cadence Design Systems, Inc. (a)	44,878,314
195,695	Fortinet, Inc. (a)	18,281,827
169,129	Guidewire Software, Inc. (a)	18,012,238
125,722	Intuit, Inc.	31,563,765
205,150	LogMeIn, Inc.	16,904,360
141,242	Manhattan Associates, Inc. (a)	9,526,773
139,329	Microsoft Corp.	18,196,367
144,923	Oracle Corp.	8,018,590
135,314	Palo Alto Networks, Inc. (a)	33,670,183
217,213	Paycom Software, Inc. (a)	43,992,149
119,751	Pegasystems, Inc.	8,982,523
270,650	Proofpoint, Inc. (a)	33,944,923
406,142	RealPage, Inc. (a)	26,484,520
89,943	Red Hat, Inc. (a)	16,417,296
381,089	RingCentral, Inc., Class A (a)	44,347,327
155,641	salesforce.com, Inc. (a)	25,735,239
166,665	ServiceNow, Inc. (a)	45,251,214
197,823	Splunk, Inc. (a)	27,307,487
645,020	SS&C Technologies Holdings, Inc.	43,642,053
356,764	Synopsys, Inc. (a)	43,196,985
193,659	Tableau Software, Inc., Class A (a)	23,589,603
178,324	Teradata Corp. (a)	8,108,392
99,552	Ultimate Software Group (The), Inc. (a)	32,916,869
182,068	VMware, Inc., Class A	37,165,541
213,022	Workday, Inc., Class A (a)	43,803,714

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
483,310	Zendesk, Inc. (a)	$42,424,952
		859,363,906

	Technology Hardware, Storage & Peripherals — 6.7%
40,978	Apple, Inc.	8,223,055
699,971	Dell Technologies, Inc., Class C (a)	47,185,045
1,597,460	Hewlett Packard Enterprise Co.	25,255,843
845,730	HP, Inc.	16,872,314
1,131,198	Pure Storage, Inc., Class A (a)	25,859,186
683,835	Western Digital Corp.	34,957,645
		158,353,088
	Total Common Stocks — 100.0%	2,361,625,118
	(Cost $1,933,857,115)

	Money Market Funds — 0.1%
2,521,420	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.32% (b)	2,521,420
	(Cost $2,521,420)

	Total Investments — 100.1%	2,364,146,538
	(Cost $1,936,378,535) (c)
	Net Other Assets and Liabilities — (0.1)%	(2,039,498)
	Net Assets — 100.0%	$2,362,107,040

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $440,555,679 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,787,676. The net unrealized appreciation was $427,768,003.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,361,625,118	$—	$—
Money Market Funds	2,521,420	—	—
Total Investments	$2,364,146,538	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 98.5%
	Diversified Telecommunication Services — 13.5%
2,125,990	AT&T, Inc.	$65,820,650
5,559,752	CenturyLink, Inc.	63,492,368
579,522	Verizon Communications, Inc.	33,142,863

		162,455,881

	Electric Utilities — 41.1%
484,668	Alliant Energy Corp.	22,890,870
409,339	American Electric Power Co., Inc.	35,018,951
907,645	Avangrid, Inc.	46,480,500
381,064	Duke Energy Corp.	34,722,552
477,795	Entergy Corp.	46,298,336
393,875	Evergy, Inc.	22,773,853
160,791	Eversource Energy	11,522,283
911,823	Exelon Corp.	46,457,382
280,295	Hawaiian Electric Industries, Inc.	11,626,637
236,626	NextEra Energy, Inc.	46,009,559
794,844	OGE Energy Corp.	33,653,695
358,838	Pinnacle West Capital Corp.	34,186,496
1,839,969	PPL Corp.	57,425,432
442,526	Southern (The) Co.	23,551,234
406,716	Xcel Energy, Inc.	22,979,454
		495,597,234

	Gas Utilities — 4.6%
111,070	Atmos Energy Corp.	11,366,904
562,327	National Fuel Gas Co.	33,295,382
206,032	UGI Corp.	11,230,804
		55,893,090

	Independent Power and Renewable Electricity Producers — 2.8%
1,263,967	AES Corp.	21,639,115
439,170	Vistra Energy Corp.	11,967,383
		33,606,498

	Multi-Utilities — 16.3%
310,957	Ameren Corp.	22,628,341
372,472	CenterPoint Energy, Inc.	11,546,632
539,145	Consolidated Edison, Inc.	46,452,733
148,816	Dominion Energy, Inc.	11,588,302
275,059	DTE Energy Co.	34,577,667
1,769,752	MDU Resources Group, Inc.	46,279,015
384,601	Public Service Enterprise Group, Inc.	22,941,449
		196,014,139

	Wireless Telecommunication Services — 20.2%
10,076,063	Sprint Corp. (a)	56,224,432
2,169,571	Telephone & Data Systems, Inc.	69,165,923
661,456	T-Mobile US, Inc. (a)	48,279,673

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services (Continued)
1,451,929	United States Cellular Corp. (a)	$69,837,785
		243,507,813
	Total Common Stocks — 98.5%	1,187,074,655
	(Cost $1,178,317,503)

	Money Market Funds — 1.9%
23,211,152	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.32% (b)	23,211,152
	(Cost $23,211,152)

	Total Investments — 100.4%	1,210,285,807
	(Cost $1,201,528,655) (c)
	Net Other Assets and Liabilities — (0.4)%	(4,281,503)
	Net Assets — 100.0%	$1,206,004,304

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $24,363,834 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,606,682. The net unrealized appreciation was $8,757,152.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,187,074,655	$—	$—
Money Market Funds	23,211,152	—	—
Total Investments	$1,210,285,807	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

April 30, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Each of the StrataQuant® Series Indices is a registered trademark of ICE Data Indices, LLC (“IDI”) or its affiliates and is licensed for use by FTP. FTP sublicenses the StrataQuant® Series Indices to the AlphaDEX® Sector Funds and to First Trust. The AlphaDEX® Sector Funds are not sponsored, endorsed, sold or promoted by IDI. IDI makes no representation or warranty, express or implied, to the owners of the AlphaDEX® Sector Funds or any member of the public regarding the advisability of investing in securities generally or the AlphaDEX® Sector Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant® Series in connection with the trading of the AlphaDEX® Sector Funds. FTP has licensed to IDI, free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX® trademark and the AlphaDEX® stock selection method, in connection with the creation of the StrataQuant® Series Indices. FTP has received a patent on the AlphaDEX® stock selection method from the United States Patent and Trademark Office. Notwithstanding such license, IDI is solely responsible for the creation, compilation and administration of the StrataQuant® Series Indices and has the exclusive right to determine the stocks included in the Indices and the Indices’ methodologies.

The AlphaDEX® Sector Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company or by IDI. Neither Frank Russell Company or IDI makes any representation or warranty, express or implied, to the owners of the AlphaDEX® Sector Funds or any member of the public regarding the advisability of investing in securities generally or in the AlphaDEX® Sector Funds particularly or the ability of any of the StrataQuant® Series to track general stock market performance or a segment of the same. IDI’s publication of the StrataQuant® Series in no way suggests or implies an opinion by Frank Russell Company or by IDI as to the advisability of investment in any or all of the securities upon which the StrataQuant® Series is based. IDI’s only relationship to FTP is the licensing of certain trademarks and trade names of IDI and of the StrataQuant® Series which is determined, composed and calculated by IDI without regard to FTP, First Trust or the AlphaDEX® Sector Funds. Frank Russell Company and IDI are not responsible for and have not reviewed the AlphaDEX® Sector Funds nor any associated literature or publications and make no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the StrataQuant® Series. Frank Russell Company and IDI have no obligation or liability in connection with the administration, marketing or trading of the AlphaDEX® Sector Funds.

IDI DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE STRATAQUANT® SERIES OR ANY DATA INCLUDED THEREIN. IDI SHALL HAVE NO LIABILITY F\OR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. IDI MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FTP, FIRST TRUST, INVESTORS, OWNERS OF THE ALPHADEX® SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE STRATAQUANT SERIES OR ANY DATA INCLUDED THEREIN. IDI MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE STRATAQUANT SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IDI HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

10.2

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.6%
256,215	Arconic, Inc.	$5,503,498
9,627	Boeing (The) Co.	3,636,021
14,462	General Dynamics Corp.	2,584,649
7,664	Harris Corp.	1,291,384
51,610	HEICO Corp.	5,446,403
9,080	Northrop Grumman Corp.	2,632,383
13,446	Raytheon Co.	2,387,875
120,813	Textron, Inc.	6,403,089
13,482	TransDigm Group, Inc. (a)	6,505,335
9,497	United Technologies Corp.	1,354,367
		37,745,004

	Air Freight & Logistics — 0.9%
28,143	C.H. Robinson Worldwide, Inc.	2,279,583
64,509	Expeditors International of Washington, Inc.	5,123,305
26,991	FedEx Corp.	5,113,715
		12,516,603

	Airlines — 1.1%
94,797	Delta Air Lines, Inc.	5,525,717
94,323	Southwest Airlines Co.	5,115,136
61,372	United Continental Holdings, Inc. (a)	5,453,516
		16,094,369

	Auto Components — 0.6%
30,799	Aptiv PLC	2,639,474
45,099	Lear Corp.	6,449,157
		9,088,631

	Automobiles — 1.0%
557,662	Ford Motor Co.	5,827,568
164,968	General Motors Co.	6,425,504
8,747	Tesla, Inc. (a) (b)	2,087,821
		14,340,893

	Banks — 4.4%
133,098	Bank of America Corp.	4,070,137
78,922	BB&T Corp.	4,040,806
78,693	Citigroup, Inc.	5,563,595
150,655	Citizens Financial Group, Inc.	5,453,711
50,084	Comerica, Inc.	3,936,102
145,606	Fifth Third Bancorp	4,196,365
24,368	First Republic Bank	2,573,748
386,142	Huntington Bancshares, Inc.	5,375,097
36,277	JPMorgan Chase & Co.	4,209,946
310,875	KeyCorp	5,455,856
15,591	M&T Bank Corp.	2,651,561
29,937	PNC Financial Services Group (The), Inc.	4,099,273
346,026	Regions Financial Corp.	5,373,784
50,802	U.S. Bancorp	2,708,763

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
75,998	Wells Fargo & Co.	$3,679,063
		63,387,807

	Beverages — 0.6%
102,605	Molson Coors Brewing Co., Class B	6,586,215
9,987	PepsiCo, Inc.	1,278,835
		7,865,050

	Biotechnology — 1.3%
70,658	Exact Sciences Corp. (a)	6,973,238
37,658	Gilead Sciences, Inc.	2,449,276
56,927	Incyte Corp. (a)	4,371,994
2,982	Regeneron Pharmaceuticals, Inc. (a)	1,023,244
50,139	Seattle Genetics, Inc. (a)	3,398,421
		18,216,173

	Building Products — 0.8%
132,546	Johnson Controls International PLC	4,970,475
18,519	Lennox International, Inc.	5,026,983
31,139	Masco Corp.	1,216,289
		11,213,747

	Capital Markets — 3.4%
9,555	Ameriprise Financial, Inc.	1,402,387
72,818	Bank of New York Mellon (The) Corp.	3,616,142
2,864	BlackRock, Inc.	1,389,727
52,727	E*TRADE Financial Corp.	2,671,150
184,681	Franklin Resources, Inc.	6,388,116
25,502	Goldman Sachs Group (The), Inc.	5,251,372
6,760	Moody’s Corp.	1,329,151
116,026	Morgan Stanley	5,598,254
30,781	MSCI, Inc.	6,937,422
45,668	Raymond James Financial, Inc.	4,181,819
5,814	S&P Global, Inc.	1,282,917
55,801	State Street Corp.	3,775,496
48,905	T. Rowe Price Group, Inc.	5,257,288
		49,081,241

	Chemicals — 3.2%
12,820	Air Products & Chemicals, Inc.	2,638,228
49,653	Celanese Corp.	5,357,062
45,923	DowDuPont, Inc.	1,765,740
80,658	Eastman Chemical Co.	6,362,303
20,801	Ecolab, Inc.	3,829,048
79,670	FMC Corp.	6,298,710
72,792	LyondellBasell Industries N.V., Class A	6,422,438
179,285	Mosaic (The) Co.	4,681,131
10,845	PPG Industries, Inc.	1,274,288
2,842	Sherwin-Williams (The) Co.	1,292,627

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
90,191	Westlake Chemical Corp.	$6,290,822
		46,212,397

	Commercial Services & Supplies — 1.1%
12,113	Cintas Corp.	2,630,217
80,810	Copart, Inc. (a)	5,440,129
30,456	Republic Services, Inc.	2,522,366
29,411	Rollins, Inc.	1,137,323
35,340	Waste Management, Inc.	3,793,396
		15,523,431

	Communications Equipment — 1.3%
19,464	Arista Networks, Inc. (a)	6,078,413
22,672	Cisco Systems, Inc.	1,268,498
184,974	Juniper Networks, Inc.	5,136,728
43,586	Motorola Solutions, Inc.	6,316,047
		18,799,686

	Construction Materials — 0.1%
6,084	Martin Marietta Materials, Inc.	1,350,040

	Consumer Finance — 1.9%
178,111	Ally Financial, Inc.	5,291,678
44,796	American Express Co.	5,251,435
74,922	Capital One Financial Corp.	6,955,009
51,605	Discover Financial Services	4,205,292
153,487	Synchrony Financial	5,321,394
		27,024,808

	Containers & Packaging — 1.2%
105,779	Ball Corp.	6,340,393
105,820	International Paper Co.	4,953,434
159,592	WestRock Co.	6,125,141
		17,418,968

	Diversified Financial Services — 0.4%
243,112	AXA Equitable Holdings, Inc.	5,516,211

	Diversified Telecommunication Services — 1.0%
195,163	AT&T, Inc.	6,042,246
408,363	CenturyLink, Inc.	4,663,505
62,103	Verizon Communications, Inc.	3,551,671
		14,257,422

	Electric Utilities — 2.4%
25,972	Alliant Energy Corp.	1,226,658
43,848	American Electric Power Co., Inc.	3,751,196
40,803	Duke Energy Corp.	3,717,969
19,768	Edison International	1,260,605
25,600	Entergy Corp.	2,480,640
34,506	Eversource Energy	2,472,700
97,672	Exelon Corp.	4,976,388
29,418	FirstEnergy Corp.	1,236,439

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
38,420	Pinnacle West Capital Corp.	$3,660,273
154,262	PPL Corp.	4,814,517
47,372	Southern (The) Co.	2,521,138
43,553	Xcel Energy, Inc.	2,460,745
		34,579,268

	Electrical Equipment — 0.8%
44,260	AMETEK, Inc.	3,902,404
60,777	Eaton Corp. PLC	5,033,551
35,754	Emerson Electric Co.	2,538,177
		11,474,132

	Electronic Equipment, Instruments & Components — 2.4%
25,922	Amphenol Corp., Class A	2,580,794
63,509	CDW Corp.	6,706,550
110,943	Corning, Inc.	3,533,535
70,187	Keysight Technologies, Inc. (a)	6,108,375
75,795	TE Connectivity Ltd.	7,249,792
60,596	Trimble, Inc. (a)	2,473,529
29,209	Zebra Technologies Corp., Class A (a)	6,167,188
		34,819,763

	Energy Equipment & Services — 0.7%
167,108	Halliburton Co.	4,734,169
45,949	National Oilwell Varco, Inc.	1,201,107
84,282	Schlumberger Ltd.	3,597,156
		9,532,432

	Entertainment — 1.8%
80,654	Activision Blizzard, Inc.	3,888,329
12,044	Electronic Arts, Inc. (a)	1,139,965
96,322	Live Nation Entertainment, Inc. (a)	6,293,679
13,732	Netflix, Inc. (a)	5,088,255
218,038	Viacom, Inc., Class B	6,303,479
22,049	Walt Disney (The) Co.	3,020,052
		25,733,759

	Equity Real Estate Investment Trusts — 3.5%
8,586	Alexandria Real Estate Equities, Inc.	1,222,560
24,846	American Tower Corp.	4,852,424
6,098	AvalonBay Communities, Inc.	1,225,271
28,688	Crown Castle International Corp.	3,608,377
10,287	Digital Realty Trust, Inc.	1,210,883
80,056	Duke Realty Corp.	2,491,343
5,402	Equinix, Inc.	2,456,289
10,710	Equity LifeStyle Properties, Inc.	1,249,857
16,251	Equity Residential	1,241,901
4,232	Essex Property Trust, Inc.	1,195,540
12,011	Extra Space Storage, Inc.	1,245,421

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
39,108	HCP, Inc.	$1,164,636
323,828	Host Hotels & Resorts, Inc.	6,230,451
150,933	Invitation Homes, Inc.	3,752,194
33,281	Realty Income Corp.	2,330,003
18,138	Regency Centers Corp.	1,218,329
18,392	SBA Communications Corp. (a)	3,747,002
20,656	Sun Communities, Inc.	2,542,340
26,926	UDR, Inc.	1,210,324
19,183	Ventas, Inc.	1,172,273
31,549	Welltower, Inc.	2,351,347
46,472	Weyerhaeuser Co.	1,245,450
15,627	WP Carey, Inc.	1,239,534
		50,203,749

	Food & Staples Retailing — 0.7%
248,794	Kroger (The) Co.	6,413,909
77,387	Walgreens Boots Alliance, Inc.	4,145,622
		10,559,531

	Food Products — 1.9%
113,523	Archer-Daniels-Midland Co.	5,063,126
88,253	Conagra Brands, Inc.	2,716,427
23,654	General Mills, Inc.	1,217,471
10,660	Hershey (The) Co.	1,330,901
54,695	Hormel Foods Corp.	2,184,518
31,521	J.M. Smucker (The) Co.	3,865,420
21,332	Kellogg Co.	1,286,320
32,669	Lamb Weston Holdings, Inc.	2,288,464
16,252	McCormick & Co., Inc.	2,502,321
70,521	Tyson Foods, Inc., Class A	5,289,780
		27,744,748

	Gas Utilities — 0.3%
23,785	Atmos Energy Corp.	2,434,157
44,174	UGI Corp.	2,407,925
		4,842,082

	Health Care Equipment & Supplies — 2.2%
30,625	Abbott Laboratories	2,436,525
4,305	Align Technology, Inc. (a)	1,397,747
15,055	Baxter International, Inc.	1,148,696
12,399	Cooper (The) Cos., Inc.	3,594,718
37,087	Danaher Corp.	4,911,802
19,194	Edwards Lifesciences Corp. (a)	3,379,488
75,871	Hologic, Inc. (a)	3,518,897
5,474	IDEXX Laboratories, Inc. (a)	1,269,968
4,291	Intuitive Surgical, Inc. (a)	2,191,113
13,439	Medtronic PLC	1,193,518
18,592	Stryker Corp.	3,512,215
12,153	Teleflex, Inc.	3,477,946
		32,032,633

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 1.6%
15,393	AmerisourceBergen Corp.	$1,150,781
4,265	Anthem, Inc.	1,121,823
23,052	Centene Corp. (a)	1,188,561
7,612	Cigna Corp.	1,209,090
18,777	HCA Healthcare, Inc.	2,388,998
40,727	Henry Schein, Inc. (a)	2,608,972
24,004	Laboratory Corp. of America Holdings (a)	3,838,720
40,839	Quest Diagnostics, Inc.	3,936,063
4,950	UnitedHealth Group, Inc.	1,153,696
36,603	Universal Health Services, Inc., Class B	4,643,822
		23,240,526

	Health Care Technology — 0.7%
42,793	Cerner Corp. (a)	2,843,595
48,244	Veeva Systems, Inc., Class A (a)	6,747,888
		9,591,483

	Hotels, Restaurants & Leisure — 2.9%
120,669	Carnival Corp.	6,619,901
8,616	Chipotle Mexican Grill, Inc. (a)	5,928,153
50,385	Darden Restaurants, Inc.	5,925,276
20,081	Las Vegas Sands Corp.	1,346,431
95,406	MGM Resorts International	2,540,662
89,089	Norwegian Cruise Line Holdings Ltd. (a)	5,023,729
42,717	Royal Caribbean Cruises Ltd.	5,166,194
82,329	Starbucks Corp.	6,395,317
54,512	Yum China Holdings, Inc.	2,591,500
		41,537,163

	Household Durables — 1.9%
147,906	D.R. Horton, Inc.	6,553,715
28,351	Garmin Ltd.	2,430,815
124,676	Lennar Corp., Class A	6,486,892
48,515	Mohawk Industries, Inc. (a)	6,610,169
1,769	NVR, Inc. (a)	5,576,737
		27,658,328

	Household Products — 0.5%
51,554	Church & Dwight Co., Inc.	3,863,972
23,528	Procter & Gamble (The) Co.	2,505,262
		6,369,234

	Independent Power and Renewable Electricity Producers — 1.1%
338,514	AES Corp.	5,795,360
86,446	NRG Energy, Inc.	3,558,982
235,126	Vistra Energy Corp.	6,407,183
		15,761,525

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates — 0.5%
7,702	Honeywell International, Inc.	$1,337,298
14,317	Roper Technologies, Inc.	5,149,825
		6,487,123

	Insurance — 4.3%
48,963	Aflac, Inc.	2,466,756
25,994	Allstate (The) Corp.	2,574,966
113,708	American International Group, Inc.	5,409,090
75,748	Arch Capital Group Ltd. (a)	2,558,767
15,672	Arthur J. Gallagher & Co.	1,310,493
17,476	Chubb Ltd.	2,537,515
100,470	Fidelity National Financial, Inc.	4,013,776
73,858	Hartford Financial Services Group (The), Inc.	3,863,512
83,412	Lincoln National Corp.	5,565,249
86,263	MetLife, Inc.	3,979,312
73,165	Principal Financial Group, Inc.	4,182,111
84,898	Progressive (The) Corp.	6,634,779
39,967	Prudential Financial, Inc.	4,224,912
17,243	Reinsurance Group of America, Inc.	2,612,487
29,873	Torchmark Corp.	2,618,667
26,773	Travelers (The) Cos., Inc.	3,848,619
43,345	W.R. Berkley Corp.	2,657,048
		61,058,059

	Interactive Media & Services — 1.1%
1,040	Alphabet, Inc., Class A (a)	1,246,919
22,031	Facebook, Inc., Class A (a)	4,260,795
23,303	IAC/InterActiveCorp (a)	5,239,447
111,685	Twitter, Inc. (a)	4,457,348
		15,204,509

	Internet & Direct Marketing Retail — 1.0%
2,062	Amazon.com, Inc. (a)	3,972,484
98,874	eBay, Inc.	3,831,368
383,000	Qurate Retail, Inc. (a)	6,530,150
		14,334,002

	IT Services — 4.4%
6,954	Accenture PLC, Class A	1,270,287
17,070	Akamai Technologies, Inc. (a)	1,366,624
13,991	Alliance Data Systems Corp.	2,239,959
22,988	Automatic Data Processing, Inc.	3,778,997
50,686	Cognizant Technology Solutions Corp., Class A	3,698,051
95,170	DXC Technology Co.	6,256,476
27,731	Fiserv, Inc. (a)	2,419,252
19,856	FleetCor Technologies, Inc. (a)	5,181,423
32,280	Gartner, Inc. (a)	5,131,552
8,966	Global Payments, Inc.	1,309,664

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
8,675	International Business Machines Corp.	$1,216,842
20,795	Mastercard, Inc., Class A	5,286,921
45,787	Paychex, Inc.	3,860,302
58,940	PayPal Holdings, Inc. (a)	6,646,664
49,015	Square, Inc., Class A (a)	3,569,272
47,378	Twilio, Inc., Class A (a)	6,497,419
6,742	VeriSign, Inc. (a)	1,331,208
15,674	Visa, Inc., Class A	2,577,276
		63,638,189

	Life Sciences Tools & Services — 1.9%
15,229	Agilent Technologies, Inc.	1,195,476
42,546	IQVIA Holdings, Inc. (a)	5,909,639
6,772	Mettler-Toledo International, Inc. (a)	5,046,901
50,812	PerkinElmer, Inc.	4,869,822
17,888	Thermo Fisher Scientific, Inc.	4,963,026
24,315	Waters Corp. (a)	5,192,225
		27,177,089

	Machinery — 2.3%
18,069	Caterpillar, Inc.	2,519,180
31,014	Cummins, Inc.	5,157,318
22,973	Deere & Co.	3,805,018
29,183	Fortive Corp.	2,519,660
8,067	IDEX Corp.	1,263,776
8,529	Illinois Tool Works, Inc.	1,327,368
11,339	Ingersoll-Rand PLC	1,390,275
71,856	PACCAR, Inc.	5,149,920
21,397	Parker-Hannifin Corp.	3,874,569
31,282	Snap-on, Inc.	5,264,135
15,487	Xylem, Inc.	1,291,616
		33,562,835

	Media — 1.7%
284,932	Altice USA, Inc., Class A	6,712,998
77,260	CBS Corp., Class B	3,961,120
7,058	Charter Communications, Inc., Class A (a)	2,619,859
122,467	Comcast Corp., Class A	5,330,989
135,906	Discovery, Inc., Class A (a)	4,199,495
16,770	Omnicom Group, Inc.	1,342,103
		24,166,564

	Metals & Mining — 1.0%
474,814	Freeport-McMoRan, Inc.	5,844,960
68,440	Newmont Goldcorp Corp.	2,125,747
104,891	Nucor Corp.	5,986,129
		13,956,836

	Multiline Retail — 0.9%
20,521	Dollar General Corp.	2,587,493
88,998	Kohl’s Corp.	6,327,758

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail (Continued)
45,753	Target Corp.	$3,542,197
		12,457,448

	Multi-Utilities — 1.6%
33,285	Ameren Corp.	2,422,149
39,872	CenterPoint Energy, Inc.	1,236,032
44,079	CMS Energy Corp.	2,448,588
43,300	Consolidated Edison, Inc.	3,730,728
29,440	DTE Energy Co.	3,700,902
85,420	NiSource, Inc.	2,372,968
61,812	Public Service Enterprise Group, Inc.	3,687,086
9,726	Sempra Energy	1,244,442
30,958	WEC Energy Group, Inc.	2,428,036
		23,270,931

	Oil, Gas & Consumable Fuels — 6.3%
105,950	Apache Corp.	3,486,814
187,597	Cabot Oil & Gas Corp.	4,856,886
89,531	Cheniere Energy, Inc. (a)	5,761,320
49,686	Chevron Corp.	5,965,301
55,157	Concho Resources, Inc.	6,364,015
18,341	ConocoPhillips	1,157,684
193,927	Devon Energy Corp.	6,232,814
60,596	Exxon Mobil Corp.	4,864,647
81,293	Hess Corp.	5,212,507
124,220	HollyFrontier Corp.	5,929,021
183,518	Kinder Morgan, Inc.	3,646,503
366,268	Marathon Oil Corp.	6,241,207
102,262	Marathon Petroleum Corp.	6,224,688
148,492	Noble Energy, Inc.	4,018,193
52,581	ONEOK, Inc.	3,571,827
64,309	Phillips 66	6,062,409
8,038	Pioneer Natural Resources Co.	1,338,005
29,460	Targa Resources Corp.	1,182,819
72,148	Valero Energy Corp.	6,540,938
42,620	Williams (The) Cos., Inc.	1,207,425
		89,865,023

	Personal Products — 0.4%
29,575	Estee Lauder (The) Cos., Inc., Class A	5,081,281
23,100	Herbalife Nutrition Ltd. (a)	1,220,835
		6,302,116

	Pharmaceuticals — 1.2%
76,969	Bristol-Myers Squibb Co.	3,573,671
37,734	Eli Lilly and Co.	4,416,387
29,435	Merck & Co., Inc.	2,316,829
172,770	Mylan N.V. (a)	4,663,062
24,318	Zoetis, Inc.	2,476,545
		17,446,494

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 0.8%
13,122	CoStar Group, Inc. (a)	$6,511,793
18,314	TransUnion	1,275,570
27,610	Verisk Analytics, Inc.	3,896,875
		11,684,238

	Real Estate Management & Development — 0.3%
74,262	CBRE Group, Inc., Class A (a)	3,866,822

	Road & Rail — 1.5%
65,440	CSX Corp.	5,210,987
24,169	J.B. Hunt Transport Services, Inc.	2,283,487
31,662	Kansas City Southern	3,898,859
26,199	Norfolk Southern Corp.	5,345,120
8,478	Old Dominion Freight Line, Inc.	1,265,596
21,963	Union Pacific Corp.	3,888,329
		21,892,378

	Semiconductors & Semiconductor Equipment — 4.0%
191,860	Advanced Micro Devices, Inc. (a)	5,301,092
34,884	Analog Devices, Inc.	4,054,916
154,320	Applied Materials, Inc.	6,800,883
16,283	Broadcom, Inc.	5,184,507
68,385	Intel Corp.	3,490,370
41,004	KLA-Tencor Corp.	5,227,190
27,351	Lam Research Corp.	5,673,418
29,509	Microchip Technology, Inc.	2,947,654
148,085	Micron Technology, Inc. (a)	6,228,455
74,204	Skyworks Solutions, Inc.	6,543,309
48,272	Xilinx, Inc.	5,799,398
		57,251,192

	Software — 5.6%
9,186	Adobe, Inc. (a)	2,657,051
13,399	ANSYS, Inc. (a)	2,623,524
23,567	Autodesk, Inc. (a)	4,199,875
96,368	Cadence Design Systems, Inc. (a)	6,686,012
29,155	Fortinet, Inc. (a)	2,723,660
23,414	Intuit, Inc.	5,878,319
31,136	Microsoft Corp.	4,066,362
22,791	Oracle Corp.	1,261,026
25,199	Palo Alto Networks, Inc. (a)	6,270,267
15,458	salesforce.com, Inc. (a)	2,555,980
24,830	ServiceNow, Inc. (a)	6,741,593
29,472	Splunk, Inc. (a)	4,068,315
96,095	SS&C Technologies Holdings, Inc.	6,501,788
53,151	Synopsys, Inc. (a)	6,435,523
28,851	Tableau Software, Inc., Class A (a)	3,514,340
33,906	VMware, Inc., Class A	6,921,232
31,737	Workday, Inc., Class A (a)	6,526,079
		79,630,946

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 3.7%
5,976	AutoZone, Inc. (a)	$6,145,180
51,678	Best Buy Co., Inc.	3,845,360
7,812	Burlington Stores, Inc. (a)	1,319,525
35,074	CarMax, Inc. (a)	2,730,862
233,779	Gap (The), Inc.	6,096,956
6,378	Home Depot (The), Inc.	1,299,199
33,546	Lowe’s Cos., Inc.	3,795,394
12,610	O’Reilly Automotive, Inc. (a)	4,773,768
26,295	Ross Stores, Inc.	2,567,970
23,194	Tiffany & Co.	2,500,777
92,018	TJX (The) Cos., Inc.	5,049,948
62,606	Tractor Supply Co.	6,479,721
17,551	Ulta Beauty, Inc. (a)	6,124,948
		52,729,608

	Technology Hardware, Storage & Peripherals — 1.5%
6,445	Apple, Inc.	1,293,318
317,321	Hewlett Packard Enterprise Co.	5,016,845
125,998	HP, Inc.	2,513,660
17,653	NetApp, Inc.	1,286,021
102,240	Seagate Technology PLC	4,940,237
127,348	Western Digital Corp.	6,510,030
		21,560,111

	Textiles, Apparel & Luxury Goods — 0.3%
150,700	Tapestry, Inc.	4,863,089

	Tobacco — 0.2%
42,629	Altria Group, Inc.	2,316,033

	Trading Companies & Distributors — 0.9%
76,136	Fastenal Co.	5,371,395
53,570	United Rentals, Inc. (a)	7,549,084
		12,920,479

	Water Utilities — 0.1%
11,741	American Water Works Co., Inc.	1,270,259

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.1%
17,715	T-Mobile US, Inc. (a)	$1,293,018
	Total Common Stocks — 99.9%	1,431,538,228
	(Cost $1,290,524,038)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$2,455,310	JPMorgan Chase & Co., 2.68% (c), dated 04/30/19, due 05/01/19, with a maturity value of $2,455,493. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 09/30/23. The value of the collateral including accrued interest is $2,510,179. (d)	2,455,310
	(Cost $2,455,310)

	Total Investments — 100.1%	1,433,993,538
	(Cost $1,292,979,348) (e)
	Net Other Assets and Liabilities — (0.1)%	(1,391,511)
	Net Assets — 100.0%	$1,432,602,027

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $1,564,374 and the total value of the collateral held by the Fund is $2,455,310.
(c)	Rate shown reflects yield as of April 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $168,533,659 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $27,519,469. The net unrealized appreciation was $141,014,190.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,431,538,228	$—	$—
Repurchase Agreements	—	2,455,310	—
Total Investments	$1,431,538,228	$2,455,310	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.4%
18,449	Aerojet Rocketdyne Holdings, Inc. (a)	$624,683
12,048	Axon Enterprise, Inc. (a)	765,048
11,567	Curtiss-Wright Corp.	1,317,944
9,479	Hexcel Corp.	670,260
9,491	Huntington Ingalls Industries, Inc.	2,112,507
51,148	Mercury Systems, Inc. (a)	3,734,827
15,078	Moog, Inc., Class A	1,411,904
14,324	Spirit AeroSystems Holdings, Inc., Class A	1,244,756
5,532	Teledyne Technologies, Inc. (a)	1,374,757
		13,256,686

	Air Freight & Logistics — 0.4%
48,791	XPO Logistics, Inc. (a)	3,321,691

	Airlines — 1.3%
46,722	Alaska Air Group, Inc.	2,892,092
160,272	JetBlue Airways Corp. (a)	2,973,046
60,372	SkyWest, Inc.	3,718,311
49,604	Spirit Airlines, Inc. (a)	2,697,465
		12,280,914

	Auto Components — 1.2%
85,332	BorgWarner, Inc.	3,564,318
14,883	Dorman Products, Inc. (a)	1,304,792
126,792	Gentex Corp.	2,920,020
180,582	Goodyear Tire & Rubber (The) Co.	3,468,980
		11,258,110

	Automobiles — 0.5%
55,147	Harley-Davidson, Inc.	2,053,123
42,040	Thor Industries, Inc.	2,769,175
		4,822,298

	Banks — 7.2%
92,109	Associated Banc-Corp.	2,089,953
46,458	BancorpSouth Bank	1,416,040
90,478	Bank OZK	2,954,107
58,879	BankUnited, Inc.	2,153,794
16,077	BOK Financial Corp.	1,400,950
57,993	Cathay General Bancorp	2,133,562
47,778	Chemical Financial Corp.	2,098,888
54,660	CIT Group, Inc.	2,911,738
40,105	Columbia Banking System, Inc.	1,505,542
6,753	Cullen/Frost Bankers, Inc.	686,713
40,995	East West Bancorp, Inc.	2,110,423
247,364	F.N.B. Corp.	3,000,525
3,219	First Citizens BancShares, Inc., Class A	1,442,917
50,328	First Hawaiian, Inc.	1,391,569
187,558	First Horizon National Corp.	2,830,250
84,692	Fulton Financial Corp.	1,460,937
48,677	Hancock Whitney Corp.	2,129,132

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
111,926	Home BancShares, Inc.	$2,147,860
27,424	IBERIABANK Corp.	2,180,208
55,318	Investors Bancorp, Inc.	649,986
79,941	Old National Bancorp	1,365,392
69,717	PacWest Bancorp	2,757,307
79,746	People’s United Financial, Inc.	1,378,808
35,952	Pinnacle Financial Partners, Inc.	2,087,733
50,298	Popular, Inc.	2,902,698
9,492	Prosperity Bancshares, Inc.	698,991
5,119	Signature Bank	676,066
35,186	Sterling Bancorp	753,684
19,078	Synovus Financial Corp.	703,215
36,023	Texas Capital Bancshares, Inc. (a)	2,331,769
10,236	UMB Financial Corp.	715,087
119,184	Umpqua Holdings Corp.	2,069,034
18,088	United Bankshares, Inc.	709,773
205,276	Valley National Bancorp	2,151,292
47,918	Western Alliance Bancorp (a)	2,289,522
29,208	Wintrust Financial Corp.	2,225,650
43,306	Zions Bancorp N.A.	2,136,285
		66,647,400

	Biotechnology — 2.3%
122,070	ACADIA Pharmaceuticals, Inc. (a)	2,935,784
9,720	Agios Pharmaceuticals, Inc. (a)	543,542
134,437	Array BioPharma, Inc. (a)	3,039,621
12,500	Bluebird Bio, Inc. (a)	1,772,875
24,566	Blueprint Medicines Corp. (a)	1,857,435
110,170	Exelixis, Inc. (a)	2,165,942
24,122	FibroGen, Inc. (a)	1,127,221
18,716	Genomic Health, Inc. (a)	1,204,000
5,860	Intercept Pharmaceuticals, Inc. (a)	505,015
32,303	Ionis Pharmaceuticals, Inc. (a)	2,401,082
7,441	Neurocrine Biosciences, Inc. (a)	537,538
27,925	United Therapeutics Corp. (a)	2,864,267
		20,954,322

	Building Products — 1.0%
12,294	A.O. Smith Corp.	646,296
14,453	Allegion PLC	1,434,171
24,762	Armstrong World Industries, Inc.	2,146,122
27,537	Fortune Brands Home & Security, Inc.	1,453,403
69,558	Owens Corning	3,566,239
		9,246,231

	Capital Markets — 2.8%
6,120	Affiliated Managers Group, Inc.	678,830
48,785	Eaton Vance Corp.	2,027,993
28,814	Evercore, Inc., Class A	2,807,348
7,921	FactSet Research Systems, Inc.	2,185,166
67,095	Federated Investors, Inc., Class B	2,061,829
169,734	Invesco Ltd.	3,729,056
54,414	Lazard Ltd., Class A	2,115,616

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
47,058	LPL Financial Holdings, Inc.	$3,486,527
5,327	MarketAxess Holdings, Inc.	1,482,664
10,406	Morningstar, Inc.	1,492,741
25,092	SEI Investments Co.	1,366,259
37,273	Stifel Financial Corp.	2,224,080
27,601	Virtu Financial, Inc., Class A	678,433
		26,336,542

	Chemicals — 2.5%
31,985	Albemarle Corp.	2,400,794
8,390	Ashland Global Holdings, Inc.	675,647
31,492	Cabot Corp.	1,429,107
52,921	Chemours (The) Co.	1,905,685
145,734	Huntsman Corp.	3,241,124
24,828	Ingevity Corp. (a)	2,855,468
3,024	NewMarket Corp.	1,268,810
141,641	Olin Corp.	3,072,193
6,544	Quaker Chemical Corp.	1,464,678
11,295	RPM International, Inc.	685,042
19,340	Sensient Technologies Corp.	1,356,121
33,599	WR Grace & Co.	2,539,413
		22,894,082

	Commercial Services & Supplies — 0.8%
307,753	ADT, Inc. (b)	2,028,092
45,821	Clean Harbors, Inc. (a)	3,482,396
12,679	MSA Safety, Inc.	1,393,549
11,001	Tetra Tech, Inc.	711,985
		7,616,022

	Communications Equipment — 0.9%
70,221	Ciena Corp. (a)	2,693,677
60,333	CommScope Holding Co., Inc. (a)	1,495,052
21,893	Ubiquiti Networks, Inc.	3,731,662
		7,920,391

	Construction & Engineering — 1.2%
22,094	AECOM (a)	748,987
26,909	EMCOR Group, Inc.	2,264,123
35,626	Fluor Corp.	1,415,421
54,513	MasTec, Inc. (a)	2,761,083
69,477	Quanta Services, Inc.	2,820,766
5,039	Valmont Industries, Inc.	679,459
		10,689,839

	Construction Materials — 0.3%
31,104	Eagle Materials, Inc.	2,827,665

	Consumer Finance — 1.8%
5,802	Credit Acceptance Corp. (a)	2,879,069
22,734	FirstCash, Inc.	2,220,657
226,625	Navient Corp.	3,061,704
103,230	OneMain Holdings, Inc.	3,506,723

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
124,091	Santander Consumer USA Holdings, Inc.	$2,649,343
198,440	SLM Corp.	2,016,150
		16,333,646

	Containers & Packaging — 1.3%
12,323	AptarGroup, Inc.	1,370,811
24,337	Berry Global Group, Inc. (a)	1,431,016
155,704	Graphic Packaging Holding Co.	2,161,172
69,074	Owens-Illinois, Inc.	1,364,902
26,384	Packaging Corp. of America	2,616,237
66,370	Silgan Holdings, Inc.	1,987,118
21,307	Sonoco Products Co.	1,343,619
		12,274,875

	Distributors — 0.4%
69,293	LKQ Corp. (a)	2,085,719
7,947	Pool Corp.	1,460,182
		3,545,901

	Diversified Consumer Services — 1.2%
42,455	Adtalem Global Education, Inc. (a)	2,093,880
15,471	Bright Horizons Family Solutions, Inc. (a)	1,982,609
85,980	Chegg, Inc. (a)	3,065,187
4,797	Graham Holdings Co., Class B	3,566,234
		10,707,910

	Diversified Financial Services — 0.3%
104,659	Jefferies Financial Group, Inc.	2,152,835
13,121	Voya Financial, Inc.	720,212
		2,873,047

	Electric Utilities — 0.6%
15,943	ALLETE, Inc.	1,298,557
16,079	Hawaiian Electric Industries, Inc.	666,957
30,404	OGE Energy Corp.	1,287,305
13,847	PNM Resources, Inc.	643,055
37,935	Portland General Electric Co.	1,984,380
		5,880,254

	Electrical Equipment — 1.2%
21,848	Acuity Brands, Inc.	3,197,018
40,240	EnerSys	2,784,206
25,591	Generac Holdings, Inc. (a)	1,407,249
11,112	Hubbell, Inc.	1,417,891
32,027	Regal Beloit Corp.	2,724,857
		11,531,221

	Electronic Equipment, Instruments & Components — 2.4%
42,533	Arrow Electronics, Inc. (a)	3,594,464
30,229	Avnet, Inc.	1,469,432

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
189,018	AVX Corp.	$3,082,883
12,888	Cognex Corp.	649,942
18,502	Coherent, Inc. (a)	2,738,481
8,638	IPG Photonics Corp. (a)	1,509,318
73,958	Jabil, Inc.	2,234,271
3,592	Littelfuse, Inc.	722,171
34,360	SYNNEX Corp.	3,706,757
25,603	Tech Data Corp. (a)	2,729,536
		22,437,255

	Energy Equipment & Services — 0.3%
11,798	Helmerich & Payne, Inc.	690,419
140,267	Patterson-UTI Energy, Inc.	1,906,228
		2,596,647

	Entertainment — 0.7%
32,784	Cinemark Holdings, Inc.	1,378,567
2,236	Madison Square Garden (The) Co., Class A (a)	698,616
15,108	World Wrestling Entertainment, Inc., Class A	1,266,806
491,943	Zynga, Inc., Class A (a)	2,784,397
		6,128,386

	Equity Real Estate Investment Trusts — 7.0%
27,554	American Campus Communities, Inc.	1,300,549
28,852	American Homes 4 Rent, Class A	691,871
64,456	Americold Realty Trust	2,063,237
13,034	Apartment Investment & Management Co., Class A	643,358
160,862	Apple Hospitality REIT, Inc.	2,646,180
142,736	Brixmor Property Group, Inc.	2,552,120
123,217	Colony Capital, Inc.	633,335
6,126	CoreSite Realty Corp.	670,246
67,858	Cousins Properties, Inc.	649,401
20,459	CubeSmart	652,847
32,435	Douglas Emmett, Inc.	1,335,998
11,743	EastGroup Properties, Inc.	1,342,577
34,097	EPR Properties	2,688,889
80,210	Equity Commonwealth	2,550,678
18,539	First Industrial Realty Trust, Inc.	653,870
33,991	Gaming and Leisure Properties, Inc.	1,372,557
102,424	GEO Group (The), Inc.	2,050,528
20,415	Healthcare Realty Trust, Inc.	630,415
22,928	Healthcare Trust of America, Inc., Class A	632,354
14,013	Highwoods Properties, Inc.	624,699
99,660	Hospitality Properties Trust	2,591,160
47,559	JBG SMITH Properties	2,023,635
8,630	Kilroy Realty Corp.	663,733

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
70,866	Kimco Realty Corp.	$1,232,360
8,271	Lamar Advertising Co., Class A	683,764
13,538	Liberty Property Trust	672,026
106,242	Medical Properties Trust, Inc.	1,854,985
11,834	National Retail Properties, Inc.	622,705
17,183	Omega Healthcare Investors, Inc.	608,106
28,014	Outfront Media, Inc.	667,574
92,391	Paramount Group, Inc.	1,338,746
105,456	Park Hotels & Resorts, Inc.	3,383,028
139,397	Physicians Realty Trust	2,517,510
8,359	PS Business Parks, Inc.	1,284,110
54,916	Rexford Industrial Realty, Inc.	2,080,767
186,543	RLJ Lodging Trust	3,434,257
15,941	Ryman Hospitality Properties, Inc.	1,268,904
67,335	Sabra Health Care REIT, Inc.	1,317,073
166,939	Senior Housing Properties Trust	1,340,520
7,290	SL Green Realty Corp.	643,999
22,109	STAG Industrial, Inc.	636,297
39,135	STORE Capital Corp.	1,303,978
227,609	Sunstone Hotel Investors, Inc.	3,277,570
156,634	VEREIT, Inc.	1,293,797
89,878	VICI Properties, Inc.	2,049,218
		65,175,531

	Food & Staples Retailing — 0.7%
10,181	Casey’s General Stores, Inc.	1,347,455
16,537	Performance Food Group Co. (a)	677,190
91,297	Sprouts Farmers Market, Inc. (a)	1,955,582
56,332	US Foods Holding Corp. (a)	2,058,935
		6,039,162

	Food Products — 1.8%
37,055	Bunge Ltd.	1,942,053
90,833	Darling Ingredients, Inc. (a)	1,981,068
30,746	Flowers Foods, Inc.	668,418
27,691	Ingredion, Inc.	2,623,722
4,126	J&J Snack Foods Corp.	648,525
4,183	Lancaster Colony Corp.	622,054
58,817	Pilgrim’s Pride Corp. (a)	1,582,765
29,960	Post Holdings, Inc. (a)	3,378,889
50,775	TreeHouse Foods, Inc. (a)	3,400,909
		16,848,403

	Gas Utilities — 1.0%
43,013	National Fuel Gas Co.	2,546,800
52,662	New Jersey Resources Corp.	2,637,313
14,725	ONE Gas, Inc.	1,303,457
15,938	Southwest Gas Holdings, Inc.	1,325,882
15,932	Spire, Inc.	1,341,315
		9,154,767

	Health Care Equipment & Supplies — 1.3%
18,577	Hill-Rom Holdings, Inc.	1,884,079

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
6,894	Insulet Corp. (a)	$594,608
11,764	Integra LifeSciences Holdings Corp. (a)	613,963
14,221	Masimo Corp. (a)	1,850,863
21,204	Merit Medical Systems, Inc. (a)	1,191,241
54,434	Novocure Ltd. (a)	2,398,906
13,377	Penumbra, Inc. (a)	1,799,207
41,686	Wright Medical Group N.V. (a)	1,232,655
		11,565,522

	Health Care Providers & Services — 1.5%
15,955	Amedisys, Inc. (a)	2,039,368
41,761	AMN Healthcare Services, Inc. (a)	2,174,077
4,096	Chemed Corp.	1,338,491
8,861	HealthEquity, Inc. (a)	600,333
17,739	LHC Group, Inc. (a)	1,970,980
120,632	MEDNAX, Inc. (a)	3,374,077
18,471	Molina Healthcare, Inc. (a)	2,394,396
		13,891,722

	Health Care Technology — 0.2%
8,950	Medidata Solutions, Inc. (a)	808,543
11,790	Teladoc Health, Inc. (a)	670,615
		1,479,158

	Hotels, Restaurants & Leisure — 3.0%
88,732	Aramark	2,757,791
47,918	Boyd Gaming Corp.	1,379,080
226,300	Caesars Entertainment Corp. (a)	2,118,168
8,112	Cracker Barrel Old Country Store, Inc.	1,368,819
34,915	Dunkin’ Brands Group, Inc.	2,605,706
70,198	Eldorado Resorts, Inc. (a)	3,465,675
63,745	Hilton Grand Vacations, Inc. (a)	2,042,390
45,164	Hyatt Hotels Corp., Class A	3,465,434
65,226	Penn National Gaming, Inc. (a)	1,413,447
47,695	Planet Fitness, Inc., Class A (a)	3,610,512
10,541	Texas Roadhouse, Inc.	569,319
146,565	Wendy’s (The) Co.	2,727,575
		27,523,916

	Household Durables — 1.1%
15,526	Leggett & Platt, Inc.	611,103
117,223	PulteGroup, Inc.	3,687,836
40,645	Roku, Inc. (a)	2,584,615
90,540	Toll Brothers, Inc.	3,449,574
		10,333,128

	Household Products — 0.2%
23,932	Spectrum Brands Holdings, Inc.	1,473,493

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers — 0.1%
23,772	Ormat Technologies, Inc.	$1,387,334

	Industrial Conglomerates — 0.2%
10,692	Carlisle Cos., Inc.	1,512,063

	Insurance — 3.2%
97,041	American Equity Investment Life Holding Co.	2,853,976
6,813	American Financial Group, Inc.	705,350
5,426	American National Insurance Co.	614,711
73,769	Assured Guaranty Ltd.	3,518,781
64,266	Athene Holding Ltd., Class A (a)	2,902,252
72,253	Brighthouse Financial, Inc. (a)	3,019,453
18,360	Erie Indemnity Co., Class A	3,475,915
50,913	First American Financial Corp.	2,905,096
5,742	Hanover Insurance Group (The), Inc.	692,543
25,828	Kemper Corp.	2,321,421
82,871	National General Holdings Corp.	2,042,770
31,334	Old Republic International Corp.	700,628
21,466	Primerica, Inc.	2,796,805
38,753	Unum Group	1,430,761
		29,980,462

	Interactive Media & Services — 0.6%
16,363	Cargurus, Inc. (a)	666,629
46,318	Match Group, Inc.	2,797,607
178,452	Snap, Inc., Class A (a) (b)	1,987,955
		5,452,191

	Internet & Direct Marketing Retail — 0.7%
48,759	Etsy, Inc. (a)	3,293,183
22,078	Wayfair, Inc., Class A (a)	3,579,948
		6,873,131

	IT Services — 3.4%
24,055	Black Knight, Inc. (a)	1,357,183
56,374	Booz Allen Hamilton Holding Corp.	3,342,414
10,804	CACI International, Inc., Class A (a)	2,106,132
35,186	CoreLogic, Inc. (a)	1,428,903
19,379	EPAM Systems, Inc. (a)	3,475,817
22,986	Euronet Worldwide, Inc. (a)	3,445,372
18,633	Genpact Ltd.	676,378
30,684	Leidos Holdings, Inc.	2,254,660
36,037	LiveRamp Holdings, Inc. (a)	2,102,038
18,471	MAXIMUS, Inc.	1,360,389
22,294	MongoDB, Inc. (a)	3,141,671
39,618	Okta, Inc. (a)	4,121,461
13,657	WEX, Inc. (a)	2,872,067
		31,684,485

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products — 0.4%
39,073	Brunswick Corp.	$2,000,929
15,528	Polaris Industries, Inc.	1,496,899
		3,497,828

	Life Sciences Tools & Services — 1.6%
6,434	Bio-Rad Laboratories, Inc., Class A (a)	1,936,184
9,904	Bio-Techne Corp.	2,026,259
68,211	Bruker Corp.	2,632,945
22,565	Charles River Laboratories International, Inc. (a)	3,169,705
23,774	PRA Health Sciences, Inc. (a)	2,301,799
63,322	Syneos Health, Inc. (a)	2,971,701
		15,038,593

	Machinery — 4.3%
28,275	AGCO Corp.	2,001,305
29,185	Allison Transmission Holdings, Inc.	1,367,609
51,003	Barnes Group, Inc.	2,836,787
66,258	Colfax Corp. (a)	1,999,004
23,240	Crane Co.	1,976,562
26,189	Donaldson Co., Inc.	1,402,159
47,143	Gardner Denver Holdings, Inc. (a)	1,591,076
39,712	Graco, Inc.	2,035,240
33,906	ITT, Inc.	2,053,008
71,349	Kennametal, Inc.	2,903,904
7,816	Lincoln Electric Holdings, Inc.	682,102
5,042	Middleby (The) Corp. (a)	666,200
81,179	Navistar International Corp. (a)	2,771,451
43,625	Oshkosh Corp.	3,602,989
75,139	Timken (The) Co.	3,602,915
28,567	Toro (The) Co.	2,089,676
120,666	Trinity Industries, Inc.	2,601,559
34,541	Woodward, Inc.	3,761,515
		39,945,061

	Marine — 0.1%
8,727	Kirby Corp. (a)	713,170

	Media — 1.9%
11,549	AMC Networks, Inc., Class A (a)	674,577
2,672	Cable One, Inc.	2,833,736
103,426	DISH Network Corp., Class A (a)	3,632,321
62,400	Interpublic Group of Cos. (The), Inc.	1,435,200
101,107	Liberty Latin America Ltd., Class C (a)	2,107,070
79,819	New York Times (The) Co., Class A	2,646,000
52,694	News Corp., Class A	654,460
30,244	Nexstar Media Group, Inc., Class A	3,540,060
		17,523,424

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining — 1.9%
93,113	Alcoa Corp. (a)	$2,484,255
102,545	Allegheny Technologies, Inc. (a)	2,555,421
328,085	Cleveland-Cliffs, Inc.	3,277,569
36,313	Reliance Steel & Aluminum Co.	3,339,344
92,928	Steel Dynamics, Inc.	2,943,959
168,167	United States Steel Corp.	2,623,405
		17,223,953

	Mortgage Real Estate Investment Trusts — 1.2%
37,935	Blackstone Mortgage Trust, Inc., Class A	1,350,107
139,918	Chimera Investment Corp.	2,682,228
360,668	MFA Financial, Inc.	2,708,617
193,824	New Residential Investment Corp.	3,258,181
58,659	Starwood Property Trust, Inc.	1,352,090
		11,351,223

	Multiline Retail — 0.9%
136,395	Macy’s, Inc.	3,210,738
44,312	Nordstrom, Inc.	1,817,678
30,729	Ollie’s Bargain Outlet Holdings, Inc. (a)	2,938,922
		7,967,338

	Multi-Utilities — 0.8%
64,550	Avista Corp.	2,784,687
26,550	Black Hills Corp.	1,931,778
25,378	MDU Resources Group, Inc.	663,635
27,930	NorthWestern Corp.	1,950,910
		7,331,010

	Oil, Gas & Consumable Fuels — 2.8%
296,948	Antero Resources Corp. (a)	2,152,873
422,912	Chesapeake Energy Corp. (a)	1,230,674
46,890	Cimarex Energy Co.	3,219,467
63,642	CVR Energy, Inc.	2,902,712
89,993	Delek US Holdings, Inc.	3,335,140
111,862	Murphy Oil Corp.	3,047,121
63,151	PBF Energy, Inc., Class A	2,120,611
115,692	Peabody Energy Corp.	3,328,459
58,320	Range Resources Corp.	527,213
125,385	Whiting Petroleum Corp. (a)	3,434,295
50,001	WPX Energy, Inc. (a)	694,514
		25,993,079

	Paper & Forest Products — 0.7%
66,013	Domtar Corp.	3,228,036
134,437	Louisiana-Pacific Corp.	3,367,647
		6,595,683

	Personal Products — 0.2%
27,393	Nu Skin Enterprises, Inc., Class A	1,393,482

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals — 0.5%
124,010	Horizon Pharma PLC (a)	$3,165,976
4,586	Jazz Pharmaceuticals PLC (a)	595,125
27,223	Perrigo Co. PLC	1,304,526
		5,065,627

	Professional Services — 1.8%
20,649	ASGN, Inc. (a)	1,301,713
22,714	Exponent, Inc.	1,286,067
34,132	FTI Consulting, Inc. (a)	2,900,537
26,505	Insperity, Inc.	3,168,938
39,637	ManpowerGroup, Inc.	3,806,737
10,060	Robert Half International, Inc.	624,625
54,864	TriNet Group, Inc. (a)	3,420,222
		16,508,839

	Real Estate Management & Development — 0.3%
12,755	Jones Lang LaSalle, Inc.	1,971,540
30,646	Kennedy-Wilson Holdings, Inc.	660,115
		2,631,655

	Road & Rail — 1.4%
7,057	AMERCO	2,633,461
22,568	Genesee & Wyoming, Inc., Class A (a)	2,000,653
100,292	Knight-Swift Transportation Holdings, Inc.	3,344,738
17,978	Landstar System, Inc.	1,958,883
52,873	Ryder System, Inc.	3,330,999
		13,268,734

	Semiconductors & Semiconductor Equipment — 2.7%
11,710	Cabot Microelectronics Corp.	1,478,387
57,280	Cree, Inc. (a)	3,785,635
175,741	Cypress Semiconductor Corp.	3,019,230
73,467	Entegris, Inc.	3,001,862
12,406	First Solar, Inc. (a)	763,341
28,179	MKS Instruments, Inc.	2,564,571
14,514	Monolithic Power Systems, Inc.	2,259,975
95,602	ON Semiconductor Corp. (a)	2,204,582
9,139	Qorvo, Inc. (a)	691,000
12,876	Semtech Corp. (a)	693,630
49,361	Teradyne, Inc.	2,418,689
12,866	Universal Display Corp.	2,053,414
		24,934,316

	Software — 6.6%
18,504	2U, Inc. (a)	1,119,492
50,502	Alarm.com Holdings, Inc. (a)	3,579,582
39,079	Alteryx, Inc., Class A (a)	3,463,963
6,288	Aspen Technology, Inc. (a)	766,570
14,152	Blackline, Inc. (a)	722,884
11,144	CDK Global, Inc.	672,206
11,966	Cornerstone OnDemand, Inc. (a)	653,942

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
36,025	Coupa Software, Inc. (a)	$3,722,463
12,066	Fair Isaac Corp. (a)	3,375,464
49,632	Five9, Inc. (a)	2,633,970
20,240	Guidewire Software, Inc. (a)	2,155,560
19,719	HubSpot, Inc. (a)	3,637,958
22,709	j2 Global, Inc.	1,989,763
23,789	Manhattan Associates, Inc. (a)	1,604,568
26,566	New Relic, Inc. (a)	2,795,806
17,330	Paycom Software, Inc. (a)	3,509,845
36,748	Paylocity Holding Corp. (a)	3,548,019
21,594	Proofpoint, Inc. (a)	2,708,320
7,923	Qualys, Inc. (a)	715,130
21,602	RealPage, Inc. (a)	1,408,666
30,404	RingCentral, Inc., Class A (a)	3,538,114
16,557	Trade Desk (The), Inc., Class A (a)	3,667,044
43,803	Verint Systems, Inc. (a)	2,645,263
38,560	Zendesk, Inc. (a)	3,384,797
46,208	Zscaler, Inc. (a)	3,156,468
		61,175,857

	Specialty Retail — 3.4%
37,387	Aaron’s, Inc.	2,082,082
118,270	American Eagle Outfitters, Inc.	2,812,461
91,757	AutoNation, Inc. (a)	3,847,371
89,040	Dick’s Sporting Goods, Inc.	3,294,480
21,103	Five Below, Inc. (a)	3,089,268
63,612	Floor & Decor Holdings, Inc., Class A (a)	3,054,648
43,268	Foot Locker, Inc.	2,475,362
47,536	L Brands, Inc.	1,218,823
73,406	Penske Automotive Group, Inc.	3,370,803
110,579	Urban Outfitters, Inc. (a)	3,287,514
46,598	Williams-Sonoma, Inc.	2,664,008
		31,196,820

	Technology Hardware, Storage & Peripherals — 0.9%
55,845	Dell Technologies, Inc., Class C (a)	3,764,512
90,250	Pure Storage, Inc., Class A (a)	2,063,115
81,990	Xerox Corp.	2,735,186
		8,562,813

	Textiles, Apparel & Luxury Goods — 1.8%
13,008	Carter’s, Inc.	1,377,677
31,461	Columbia Sportswear Co.	3,145,156
22,298	Deckers Outdoor Corp. (a)	3,527,767
73,324	Hanesbrands, Inc.	1,324,965
21,501	PVH Corp.	2,773,414
10,110	Ralph Lauren Corp.	1,330,274
58,511	Skechers U.S.A., Inc., Class A (a)	1,852,458
19,371	Steven Madden Ltd.	704,136
18,347	Wolverine World Wide, Inc.	675,353
		16,711,200

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance — 1.6%
75,433	Essent Group Ltd. (a)	$3,579,296
7,458	LendingTree, Inc. (a)	2,869,988
248,489	MGIC Investment Corp. (a)	3,637,879
113,313	New York Community Bancorp, Inc.	1,317,830
158,031	Radian Group, Inc.	3,701,086
		15,106,079

	Trading Companies & Distributors — 1.3%
95,417	Air Lease Corp.	3,679,280
34,333	GATX Corp.	2,648,104
15,121	HD Supply Holdings, Inc. (a)	690,879
31,702	MSC Industrial Direct Co., Inc., Class A	2,651,872
21,078	Triton International Ltd.	694,520
29,581	Univar, Inc. (a)	660,544
4,577	Watsco, Inc.	725,317
		11,750,516

	Transportation Infrastructure — 0.3%
63,612	Macquarie Infrastructure Corp.	2,576,922

	Wireless Telecommunication Services — 0.4%
106,657	Telephone & Data Systems, Inc.	3,400,225
14,279	United States Cellular Corp. (a)	686,820
		4,087,045
	Total Common Stocks — 99.8%	922,906,070
	(Cost $841,881,549)

	Money Market Funds — 0.3%
2,404,416	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.32% (c)	2,404,416
	(Cost $2,404,416)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$3,814,146	JPMorgan Chase & Co., 2.68% (c), dated 04/30/19, due 05/01/19, with a maturity value of $3,814,430. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 09/30/23. The value of the collateral including accrued interest is $3,899,381. (d)	3,814,146
	(Cost $3,814,146)

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Description	Value

Total Investments — 100.5%	$929,124,632
(Cost $848,100,111) (e)
Net Other Assets and Liabilities — (0.5)%	(4,282,856)
Net Assets — 100.0%	$924,841,776

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,410,930 and the total value of the collateral held by the Fund is $3,814,146.
(c)	Rate shown reflects yield as of April 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $106,290,149 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $25,265,628. The net unrealized appreciation was $81,024,521.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$922,906,070	$—	$—
Money Market Funds	2,404,416	—	—
Repurchase Agreements	—	3,814,146	—
Total Investments	$925,310,486	$3,814,146	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.2%
11,626	AAR Corp.	$392,610
48,364	Kratos Defense & Security Solutions, Inc. (a)	768,020
		1,160,630

	Air Freight & Logistics — 0.8%
16,398	Air Transport Services Group, Inc. (a)	385,845
37,378	Atlas Air Worldwide Holdings, Inc. (a)	1,804,983
23,356	Forward Air Corp.	1,478,902
37,010	Hub Group, Inc., Class A (a)	1,538,506
		5,208,236

	Airlines — 0.5%
8,758	Allegiant Travel Co.	1,286,375
71,995	Hawaiian Holdings, Inc.	2,030,979
		3,317,354

	Auto Components — 2.3%
105,651	American Axle & Manufacturing Holdings, Inc. (a)	1,558,352
50,583	Cooper Tire & Rubber Co.	1,510,408
40,245	Cooper-Standard Holdings, Inc. (a)	2,039,214
106,531	Dana, Inc.	2,077,355
21,632	Fox Factory Holding Corp. (a)	1,678,643
10,254	Gentherm, Inc. (a)	434,360
19,680	LCI Industries	1,728,888
7,699	Standard Motor Products, Inc.	384,719
68,225	Tenneco, Inc., Class A	1,495,492
16,837	Visteon Corp. (a)	1,111,579
		14,019,010

	Automobiles — 0.3%
60,669	Winnebago Industries, Inc.	2,145,863

	Banks — 6.3%
16,832	1st Source Corp.	788,243
22,007	Ameris Bancorp	802,375
7,248	BancFirst Corp.	408,787
41,628	Berkshire Hills Bancorp, Inc.	1,248,424
103,457	Boston Private Financial Holdings, Inc.	1,184,583
52,495	Brookline Bancorp, Inc.	790,050
20,377	Cadence BanCorp	463,577
15,875	CenterState Bank Corp.	391,795
4,961	City Holding Co.	393,804
15,059	Eagle Bancorp, Inc. (a)	832,160
23,801	FB Financial Corp.	874,449
10,873	First Bancorp	412,195
164,907	First BanCorp	1,863,449
30,981	First Busey Corp.	800,549

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
89,992	First Commonwealth Financial Corp.	$1,224,791
18,984	First Interstate BancSystem, Inc., Class A	802,264
10,257	First Merchants Corp.	376,124
36,949	First Midwest Bancorp, Inc.	793,295
47,860	Great Western Bancorp, Inc.	1,683,236
26,586	Heartland Financial USA, Inc.	1,193,711
41,422	Hilltop Holdings, Inc.	871,105
115,586	Hope Bancorp, Inc.	1,625,139
9,331	Independent Bank Corp.	748,626
7,369	Independent Bank Group, Inc.	420,033
29,816	International Bancshares Corp.	1,236,470
16,716	Lakeland Financial Corp.	798,189
20,217	LegacyTexas Financial Group, Inc.	810,297
22,727	National Bank Holdings Corp., Class A	869,080
10,496	NBT Bancorp, Inc.	399,058
57,297	OFG Bancorp	1,156,253
42,741	Pacific Premier Bancorp, Inc.	1,242,481
3,990	Park National Corp.	389,743
33,498	Renasant Corp.	1,214,637
19,123	S&T Bancorp, Inc.	766,450
61,759	Simmons First National Corp., Class A	1,568,061
16,592	South State Corp.	1,255,351
11,375	Southside Bancshares, Inc.	399,604
4,970	Tompkins Financial Corp.	400,930
45,814	TowneBank	1,194,829
9,620	TriCo Bancshares	383,934
22,478	Trustmark Corp.	808,309
11,691	Union Bankshares Corp. (a)	426,722
45,483	United Community Banks, Inc.	1,277,163
15,606	Veritex Holdings, Inc.	413,715
19,017	WesBanco, Inc.	766,765
6,116	Westamerica Bancorporation	392,770
		39,163,575

	Beverages — 0.7%
5,130	Boston Beer (The) Co., Inc., Class A (a)	1,590,351
6,565	Coca-Cola Consolidated, Inc.	2,133,822
4,899	MGP Ingredients, Inc.	430,475
		4,154,648

	Biotechnology — 2.9%
111,167	Amicus Therapeutics, Inc. (a)	1,482,968
82,390	Arrowhead Pharmaceuticals, Inc. (a)	1,481,372
47,965	CareDx, Inc. (a)	1,305,128
15,228	Clovis Oncology, Inc. (a)	278,215
19,786	Enanta Pharmaceuticals, Inc. (a)	1,725,141
64,536	Fate Therapeutics, Inc. (a)	1,084,205

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
80,693	Invitae Corp. (a)	$1,905,969
27,936	Ironwood Pharmaceuticals, Inc. (a)	332,159
54,463	Portola Pharmaceuticals, Inc. (a)	1,922,544
10,043	PTC Therapeutics, Inc. (a)	375,809
19,488	Puma Biotechnology, Inc. (a)	625,955
26,381	REGENXBIO, Inc. (a)	1,329,602
25,590	Repligen Corp. (a)	1,724,254
21,797	Ultragenyx Pharmaceutical, Inc. (a)	1,438,602
19,011	uniQure N.V. (a)	1,068,228
		18,080,151

	Building Products — 2.4%
32,738	AAON, Inc.	1,643,775
14,667	Advanced Drainage Systems, Inc.	411,409
13,723	American Woodmark Corp. (a)	1,234,109
50,409	Apogee Enterprises, Inc.	2,031,483
113,334	Builders FirstSource, Inc. (a)	1,561,742
18,616	Gibraltar Industries, Inc. (a)	738,497
64,208	JELD-WEN Holding, Inc. (a)	1,268,108
245,433	NCI Building Systems, Inc. (a)	1,403,877
41,700	Patrick Industries, Inc. (a)	2,079,579
63,228	Universal Forest Products, Inc.	2,336,275
		14,708,854

	Capital Markets — 1.5%
15,016	Artisan Partners Asset Management, Inc., Class A	425,553
213,541	BGC Partners, Inc., Class A	1,153,121
33,970	Blucora, Inc. (a)	1,188,950
8,942	Cohen & Steers, Inc.	448,441
8,674	Hamilton Lane, Inc., Class A	423,812
24,730	Houlihan Lokey, Inc.	1,219,684
13,810	Legg Mason, Inc.	461,945
9,083	Moelis & Co., Class A	371,949
10,380	Piper Jaffray Cos.	836,628
28,840	TCG BDC, Inc.	431,446
109,301	Waddell & Reed Financial, Inc., Class A	2,047,208
		9,008,737

	Chemicals — 1.9%
52,919	AdvanSix, Inc. (a)	1,599,741
39,933	Ferro Corp. (a)	713,603
15,541	H.B. Fuller Co.	761,043
9,069	Innospec, Inc.	769,233
134,797	Kronos Worldwide, Inc.	1,833,239
25,716	Minerals Technologies, Inc.	1,614,193
25,792	PolyOne Corp.	712,891
24,915	PQ Group Holdings, Inc. (a)	393,906
12,957	Stepan Co.	1,199,041
41,718	Trinseo S.A.	1,875,224
		11,472,114

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 3.7%
20,796	ABM Industries, Inc.	$789,624
220,776	ACCO Brands Corp.	2,017,892
40,496	Advanced Disposal Services, Inc. (a)	1,309,641
16,287	Brady Corp., Class A	794,643
26,247	BrightView Holdings, Inc. (a)	421,002
53,145	Casella Waste Systems, Inc., Class A (a)	1,983,371
87,341	Covanta Holding Corp.	1,578,252
43,225	Deluxe Corp.	1,933,022
32,231	Herman Miller, Inc.	1,251,207
31,246	HNI Corp.	1,147,041
49,343	Interface, Inc.	791,462
59,963	Knoll, Inc.	1,309,592
40,916	Matthews International Corp., Class A	1,639,095
13,362	McGrath RentCorp	828,444
110,035	Pitney Bowes, Inc.	782,349
103,908	Steelcase, Inc., Class A	1,796,569
9,849	UniFirst Corp.	1,557,422
13,429	Viad Corp.	823,332
		22,753,960

	Communications Equipment — 0.7%
41,478	EchoStar Corp., Class A (a)	1,652,898
5,729	InterDigital, Inc.	374,619
13,465	NetScout Systems, Inc. (a)	395,871
152,653	Viavi Solutions, Inc. (a)	2,030,285
		4,453,673

	Construction & Engineering — 1.1%
36,073	Comfort Systems USA, Inc.	1,951,549
32,910	Dycom Industries, Inc. (a)	1,632,007
17,519	Granite Construction, Inc.	786,428
73,108	Primoris Services Corp.	1,602,527
68,163	WillScot Corp. (a)	918,156
		6,890,667

	Construction Materials — 0.2%
71,451	Summit Materials, Inc., Class A (a)	1,251,822

	Consumer Finance — 0.8%
69,403	Encore Capital Group, Inc. (a)	1,961,329
27,453	Nelnet, Inc., Class A	1,593,647
28,195	PRA Group, Inc. (a)	792,843
3,227	World Acceptance Corp. (a)	419,478
		4,767,297

	Containers & Packaging — 0.2%
36,651	Greif, Inc., Class A	1,448,448

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Distributors — 0.1%
10,180	Core-Mark Holding Co., Inc.	$370,043

	Diversified Consumer Services — 0.7%
51,989	Houghton Mifflin Harcourt Co. (a)	370,682
55,372	K12, Inc. (a)	1,667,805
126,242	Laureate Education, Inc., Class A (a)	1,987,049
2,878	Strategic Education, Inc.	412,561
		4,438,097

	Diversified Financial Services — 0.1%
15,580	Cannae Holdings, Inc. (a)	399,939

	Diversified Telecommunication Services — 0.4%
20,902	Cogent Communications Holdings, Inc.	1,154,417
57,182	Iridium Communications, Inc. (a)	1,570,218
		2,724,635

	Electric Utilities — 0.4%
12,852	El Paso Electric Co.	785,386
11,121	MGE Energy, Inc.	753,892
15,173	Otter Tail Corp.	778,375
		2,317,653

	Electrical Equipment — 1.1%
70,221	Atkore International Group, Inc. (a)	1,738,672
36,939	AZZ, Inc.	1,754,233
26,422	Encore Wire Corp.	1,566,560
134,413	Sunrun, Inc. (a)	2,044,422
		7,103,887

	Electronic Equipment, Instruments & Components — 4.1%
26,945	Anixter International, Inc. (a)	1,694,032
20,379	Badger Meter, Inc.	1,130,627
35,194	Belden, Inc.	1,955,027
28,797	Benchmark Electronics, Inc.	778,383
25,738	CTS Corp.	770,853
4,269	ePlus, Inc. (a)	402,524
21,656	Fabrinet (a)	1,310,621
20,299	II-VI, Inc. (a)	808,712
20,593	Insight Enterprises, Inc. (a)	1,165,152
111,364	KEMET Corp.	1,990,074
64,316	Knowles Corp. (a)	1,214,286
65,665	Methode Electronics, Inc.	1,937,774
21,573	OSI Systems, Inc. (a)	1,944,374
24,805	Plexus Corp. (a)	1,492,765
2,379	Rogers Corp. (a)	398,530
52,404	Sanmina Corp. (a)	1,777,544
42,209	ScanSource, Inc. (a)	1,589,169
161,112	TTM Technologies, Inc. (a)	2,133,123

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
40,928	Vishay Intertechnology, Inc.	$810,784
		25,304,354

	Energy Equipment & Services — 3.0%
115,940	Archrock, Inc.	1,172,154
48,707	C&J Energy Services, Inc. (a)	684,333
42,468	Cactus, Inc., Class A (a)	1,541,588
108,095	Diamond Offshore Drilling, Inc. (a)	1,049,603
121,729	Frank’s International N.V. (a)	710,897
191,134	Helix Energy Solutions Group, Inc. (a)	1,494,668
138,831	Keane Group, Inc. (a)	1,456,337
73,677	Liberty Oilfield Services, Inc., Class A (b)	1,098,524
113,505	Mammoth Energy Services, Inc.	1,769,543
50,802	McDermott International, Inc. (a)	410,988
439,498	Nabors Industries Ltd.	1,538,243
23,967	Oceaneering International, Inc. (a)	460,166
66,857	Oil States International, Inc. (a)	1,291,677
83,843	ProPetro Holding Corp. (a)	1,855,446
165,631	RPC, Inc.	1,704,343
		18,238,510

	Entertainment — 0.3%
172,746	Glu Mobile, Inc. (a)	1,889,841

	Equity Real Estate Investment Trusts — 5.2%
13,860	Acadia Realty Trust	391,406
16,353	Agree Realty Corp.	1,070,631
1,005	Alexander’s, Inc.	381,528
24,725	American Assets Trust, Inc.	1,142,048
64,446	CareTrust REIT, Inc.	1,562,815
58,936	Chatham Lodging Trust	1,160,450
54,364	Chesapeake Lodging Trust	1,549,374
77,731	CoreCivic, Inc.	1,617,582
104,700	DiamondRock Hospitality Co.	1,137,042
25,538	Four Corners Property Trust, Inc.	726,301
23,601	Getty Realty Corp.	765,380
39,996	Global Net Lease, Inc.	762,724
58,967	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,567,933
105,088	Independence Realty Trust, Inc.	1,112,882
74,958	Industrial Logistics Properties Trust	1,487,916
47,277	Kite Realty Group Trust	746,504
83,436	Lexington Realty Trust	756,765
8,253	LTC Properties, Inc.	371,880
51,076	Mack-Cali Realty Corp.	1,189,049
26,515	National Storage Affiliates Trust	775,829
27,349	Office Properties Income Trust	742,252

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
54,383	Piedmont Office Realty Trust, Inc., Class A	$1,132,254
16,802	QTS Realty Trust, Inc., Class A	761,971
62,942	RPT Realty	763,486
17,010	Seritage Growth Properties, Class A (b)	758,476
165,631	Summit Hotel Properties, Inc.	1,922,976
18,016	Tanger Factory Outlet Centers, Inc. (b)	325,369
17,982	Terreno Realty Corp.	802,896
9,985	Universal Health Realty Income Trust	808,985
334,486	Washington Prime Group, Inc.	1,488,463
13,318	Washington Real Estate Investment Trust	376,100
86,256	Xenia Hotels & Resorts, Inc.	1,867,442
		32,026,709

	Food & Staples Retailing — 0.8%
46,908	Andersons (The), Inc.	1,533,892
24,346	Chefs’ Warehouse (The), Inc. (a)	795,627
12,839	PriceSmart, Inc.	767,901
46,310	Weis Markets, Inc.	1,947,335
		5,044,755

	Food Products — 1.3%
61,912	B&G Foods, Inc. (b)	1,609,712
25,407	Cal-Maine Foods, Inc.	1,044,482
13,983	Fresh Del Monte Produce, Inc.	412,638
44,687	Freshpet, Inc. (a)	1,995,721
60,475	Hostess Brands, Inc. (a)	810,365
55,072	Simply Good Foods (The) Co. (a)	1,236,917
30,448	Tootsie Roll Industries, Inc. (b)	1,182,296
		8,292,131

	Gas Utilities — 0.3%
16,575	Chesapeake Utilities Corp.	1,535,508
5,758	Northwest Natural Holding Co.	385,153
		1,920,661

	Health Care Equipment & Supplies — 2.0%
1,290	Atrion Corp.	1,135,200
8,856	Avanos Medical, Inc. (a)	371,509
29,332	Cardiovascular Systems, Inc. (a)	1,042,459
18,176	CONMED Corp.	1,454,625
25,914	CryoLife, Inc. (a)	794,523
19,291	Glaukos Corp. (a)	1,391,460
5,042	iRhythm Technologies, Inc. (a)	384,755
18,139	Nevro Corp. (a)	1,119,358
6,700	Orthofix Medical, Inc. (a)	367,093
28,865	Quidel Corp. (a)	1,845,628
11,054	STAAR Surgical Co. (a)	359,034

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
14,338	Tactile Systems Technology, Inc. (a)	$713,459
17,856	Tandem Diabetes Care, Inc. (a)	1,096,537
		12,075,640

	Health Care Providers & Services — 2.0%
18,108	BioTelemetry, Inc. (a)	985,075
17,380	CorVel Corp. (a)	1,247,884
36,919	Ensign Group (The), Inc.	1,902,067
11,467	Magellan Health, Inc. (a)	802,690
14,943	National HealthCare Corp.	1,127,150
34,598	Patterson Cos., Inc.	755,620
80,475	Select Medical Holdings Corp. (a)	1,156,426
65,528	Tenet Healthcare Corp. (a)	1,435,063
107,621	Tivity Health, Inc. (a)	2,326,766
3,599	US Physical Therapy, Inc.	419,248
		12,157,989

	Health Care Technology — 0.7%
39,620	Allscripts Healthcare Solutions, Inc. (a)	391,049
25,530	HMS Holdings Corp. (a)	776,878
60,815	Inovalon Holdings, Inc., Class A (a)	822,827
22,458	NextGen Healthcare, Inc. (a)	421,986
18,702	Omnicell, Inc. (a)	1,502,893
6,699	Tabula Rasa HealthCare, Inc. (a)	356,789
		4,272,422

	Hotels, Restaurants & Leisure — 2.4%
36,965	Bloomin’ Brands, Inc.	738,930
34,066	Brinker International, Inc.	1,457,003
15,453	Cheesecake Factory (The), Inc.	766,778
22,737	Dave & Buster’s Entertainment, Inc.	1,292,371
102,989	Denny’s Corp. (a)	1,917,655
20,702	Dine Brands Global, Inc.	1,835,439
43,315	International Speedway Corp., Class A	1,911,058
14,622	Red Rock Resorts, Inc., Class A	394,502
18,509	Scientific Games Corp. (a)	428,113
44,018	SeaWorld Entertainment, Inc. (a)	1,171,759
25,560	Shake Shack, Inc., Class A (a)	1,566,828
19,885	Wingstop, Inc.	1,496,744
		14,977,180

	Household Durables — 3.0%
9,649	Cavco Industries, Inc. (a)	1,203,906
7,793	Installed Building Products, Inc. (a)	374,298
16,058	iRobot Corp. (a)	1,662,645
78,189	KB Home	2,025,877

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
34,372	La-Z-Boy, Inc.	$1,127,401
31,371	LGI Homes, Inc. (a)	2,174,324
65,032	M.D.C. Holdings, Inc.	1,987,378
42,268	Meritage Homes Corp. (a)	2,162,008
106,470	Taylor Morrison Home Corp., Class A (a)	2,061,259
11,662	TopBuild Corp. (a)	830,684
149,513	TRI Pointe Group, Inc. (a)	1,951,145
29,551	Tupperware Brands Corp.	703,314
		18,264,239

	Household Products — 0.3%
65,028	Central Garden & Pet Co., Class A (a)	1,591,885
2,231	WD-40 Co.	375,366
		1,967,251

	Independent Power and Renewable Electricity Producers — 0.6%
75,043	Clearway Energy, Inc., Class C	1,190,932
68,723	Pattern Energy Group, Inc., Class A	1,588,876
82,527	TerraForm Power, Inc., Class A	1,119,066
		3,898,874

	Industrial Conglomerates — 0.1%
9,850	Raven Industries, Inc.	383,263

	Insurance — 1.6%
6,363	AMERISAFE, Inc.	376,817
5,350	Argo Group International Holdings Ltd.	417,674
30,316	eHealth, Inc. (a)	1,841,394
37,693	Employers Holdings, Inc.	1,617,784
6,026	FBL Financial Group, Inc., Class A	376,444
10,734	Horace Mann Educators Corp.	414,118
9,430	James River Group Holdings Ltd.	398,135
22,049	Kinsale Capital Group, Inc.	1,600,757
5,760	National Western Life Group, Inc., Class A	1,536,307
10,921	ProAssurance Corp.	409,865
8,676	Safety Insurance Group, Inc.	806,174
		9,795,469

	Interactive Media & Services — 0.4%
49,732	Cars.com, Inc. (a)	1,034,923
53,272	Liberty TripAdvisor Holdings, Inc., Class A (a)	785,229
56,455	QuinStreet, Inc. (a)	805,613
		2,625,765

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail — 0.6%
35,324	Liberty Expedia Holdings, Inc., Class A (a)	$1,639,740
16,211	Shutterstock, Inc.	655,735
53,555	Stitch Fix, Inc., Class A (a)	1,427,241
		3,722,716

	IT Services — 1.5%
8,935	CSG Systems International, Inc.	398,948
40,773	EVERTEC, Inc.	1,276,602
6,297	ExlService Holdings, Inc. (a)	374,042
32,677	GTT Communications, Inc. (a) (b)	1,370,800
98,996	KBR, Inc.	2,199,691
13,993	ManTech International Corp., Class A	867,426
22,118	NIC, Inc.	381,757
51,076	Presidio, Inc.	767,161
53,461	Sykes Enterprises, Inc. (a)	1,483,543
		9,119,970

	Leisure Products — 0.7%
49,003	Acushnet Holdings Corp.	1,235,366
94,907	Callaway Golf Co.	1,666,567
21,386	Sturm Ruger & Co., Inc.	1,197,402
		4,099,335

	Life Sciences Tools & Services — 1.2%
53,944	Accelerate Diagnostics, Inc. (a) (b)	1,051,908
38,915	Cambrex Corp. (a)	1,674,123
73,641	Codexis, Inc. (a)	1,450,728
25,639	Medpace Holdings, Inc. (a)	1,440,143
73,894	NeoGenomics, Inc. (a)	1,539,212
		7,156,114

	Machinery — 3.9%
31,019	Actuant Corp., Class A	793,466
11,346	Alamo Group, Inc.	1,175,900
15,839	Albany International Corp., Class A	1,171,611
24,346	Altra Industrial Motion Corp.	912,732
20,878	Chart Industries, Inc. (a)	1,842,901
5,864	EnPro Industries, Inc.	435,813
11,277	ESCO Technologies, Inc.	845,775
72,714	Federal Signal Corp.	2,091,982
36,990	Franklin Electric Co., Inc.	1,807,331
58,635	Greenbrier (The) Cos., Inc.	2,083,302
4,114	John Bean Technologies Corp.	451,676
8,594	Kadant, Inc.	842,986
3,905	Lindsay Corp.	331,925
55,720	Meritor, Inc. (a)	1,351,767
100,167	Milacron Holdings Corp. (a)	1,463,440
24,120	Mueller Industries, Inc.	703,580
10,864	SPX Corp. (a)	396,536
23,697	SPX FLOW, Inc. (a)	851,670

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
15,448	Standex International Corp.	$1,020,649
24,380	Sun Hydraulics Corp.	1,276,049
6,088	Tennant Co.	404,121
11,764	Terex Corp.	392,094
37,510	TriMas Corp. (a)	1,160,184
4,677	Watts Water Technologies, Inc., Class A	400,304
		24,207,794

	Marine — 0.3%
41,891	Matson, Inc.	1,659,303

	Media — 1.8%
107,580	Gannett Co., Inc.	1,003,722
88,475	Gray Television, Inc. (a)	2,072,969
34,191	John Wiley & Sons, Inc., Class A	1,578,940
27,360	Meredith Corp.	1,614,240
38,025	Scholastic Corp.	1,516,437
39,291	Sinclair Broadcast Group, Inc., Class A	1,799,135
107,224	TEGNA, Inc.	1,707,006
		11,292,449

	Metals & Mining — 1.6%
274,885	AK Steel Holding Corp. (a)	665,222
32,974	Carpenter Technology Corp.	1,637,818
185,279	Coeur Mining, Inc. (a)	668,857
88,516	Commercial Metals Co.	1,530,442
6,952	Compass Minerals International, Inc.	398,975
493,003	Hecla Mining Co.	1,035,306
7,218	Kaiser Aluminum Corp.	710,251
6,624	Materion Corp.	384,391
62,165	Warrior Met Coal, Inc.	1,927,115
30,383	Worthington Industries, Inc.	1,219,270
		10,177,647

	Mortgage Real Estate Investment Trusts — 1.3%
83,070	Apollo Commercial Real Estate Finance, Inc.	1,556,732
116,566	Arbor Realty Trust, Inc. (b)	1,592,292
37,759	KKR Real Estate Finance Trust, Inc.	761,599
66,621	Ladder Capital Corp.	1,159,205
73,003	PennyMac Mortgage Investment Trust	1,533,063
46,807	Redwood Trust, Inc.	765,763
38,568	TPG RE Finance Trust, Inc.	760,175
		8,128,829

	Multiline Retail — 0.6%
49,706	Big Lots, Inc.	1,847,075
26,240	Dillard’s, Inc., Class A	1,796,128
		3,643,203

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 5.8%
20,706	Arch Coal, Inc., Class A	$2,008,068
32,753	Berry Petroleum Corp.	372,074
73,505	California Resources Corp. (a)	1,549,485
250,309	Callon Petroleum Co. (a)	1,879,821
151,551	Carrizo Oil & Gas, Inc. (a)	1,942,884
175,473	CNX Resources Corp. (a)	1,572,238
33,135	CONSOL Energy, Inc. (a)	1,123,276
26,102	Contura Energy, Inc. (a)	1,470,848
921,873	Denbury Resources, Inc. (a)	2,055,777
235,642	Gulfport Energy Corp. (a)	1,543,455
36,100	Jagged Peak Energy, Inc. (a)	381,577
182,007	Kosmos Energy Ltd.	1,217,627
19,553	Matador Resources Co. (a)	384,999
137,945	Northern Oil and Gas, Inc. (a)	365,554
250,309	Oasis Petroleum, Inc. (a)	1,526,885
27,874	PDC Energy, Inc. (a)	1,212,240
145,560	QEP Resources, Inc. (a)	1,094,611
51,635	Renewable Energy Group, Inc. (a)	1,245,436
123,722	Roan Resources, Inc. (a)	701,504
102,570	SemGroup Corp., Class A	1,339,564
108,053	SM Energy Co.	1,721,284
402,953	Southwestern Energy Co. (a)	1,591,664
369,110	SRC Energy, Inc. (a)	2,270,027
71,153	Talos Energy, Inc. (a)	2,113,244
168,736	Tellurian, Inc. (a) (b)	1,602,992
52,333	World Fuel Services Corp.	1,614,473
		35,901,607

	Paper & Forest Products — 0.5%
42,374	Boise Cascade Co.	1,173,336
5,873	Neenah, Inc.	398,483
39,046	Schweitzer-Mauduit International, Inc.	1,388,866
		2,960,685

	Personal Products — 0.8%
642,804	Avon Products, Inc. (a)	2,044,117
25,837	Edgewell Personal Care Co. (a)	1,065,260
19,927	Inter Parfums, Inc.	1,444,508
2,964	Medifast, Inc.	434,789
		4,988,674

	Pharmaceuticals — 0.7%
55,502	Amphastar Pharmaceuticals, Inc. (a)	1,198,288
47,071	Endo International PLC (a)	353,032
11,757	Intersect ENT, Inc. (a)	381,985
7,270	MyoKardia, Inc. (a)	348,815
25,273	Prestige Consumer Healthcare, Inc. (a)	743,532
13,267	Reata Pharmaceuticals, Inc., Class A (a)	1,040,929

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
13,743	Zogenix, Inc. (a)	$535,839
		4,602,420

	Professional Services — 0.9%
37,348	CBIZ, Inc. (a)	721,190
9,936	ICF International, Inc.	773,716
16,880	Korn Ferry	793,698
58,238	Navigant Consulting, Inc.	1,329,573
63,954	TrueBlue, Inc. (a)	1,545,129
10,010	WageWorks, Inc. (a)	488,388
		5,651,694

	Real Estate Management & Development — 1.0%
37,121	Marcus & Millichap, Inc. (a)	1,599,915
165,776	Realogy Holdings Corp.	2,158,403
74,588	Redfin Corp. (a) (b)	1,542,480
6,198	RMR Group (The), Inc., Class A	358,492
45,842	St Joe (The) Co. (a)	781,148
		6,440,438

	Road & Rail — 2.0%
61,378	ArcBest Corp.	1,875,712
10,842	Avis Budget Group, Inc. (a)	385,433
58,812	Heartland Express, Inc.	1,157,420
87,040	Hertz Global Holdings, Inc. (a)	1,582,387
105,991	Marten Transport Ltd.	2,096,502
24,744	Saia, Inc. (a)	1,593,266
89,780	Schneider National, Inc., Class B	1,876,402
55,339	Werner Enterprises, Inc.	1,853,857
		12,420,979

	Semiconductors & Semiconductor Equipment — 2.1%
22,824	Advanced Energy Industries, Inc. (a)	1,318,314
221,292	Amkor Technology, Inc. (a)	2,004,906
12,886	Brooks Automation, Inc.	483,354
17,969	Cirrus Logic, Inc. (a)	854,965
32,677	Diodes, Inc. (a)	1,190,096
70,474	FormFactor, Inc. (a)	1,335,482
25,923	Inphi Corp. (a)	1,183,644
158,412	Lattice Semiconductor Corp. (a)	2,051,436
5,404	Power Integrations, Inc.	427,024
9,508	Synaptics, Inc. (a)	358,167
64,611	Xperi Corp.	1,605,583
		12,812,971

	Software — 5.0%
37,422	8x8, Inc. (a)	895,134
10,268	Altair Engineering, Inc., Class A (a)	404,970
23,801	Appfolio, Inc., Class A (a)	2,311,315
89,831	Avaya Holdings Corp. (a)	1,713,975

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
15,265	Benefitfocus, Inc. (a)	$621,743
54,897	Cision Ltd. (a)	662,058
15,311	Ebix, Inc.	772,899
23,120	Envestnet, Inc. (a)	1,641,289
25,194	Everbridge, Inc. (a)	1,861,585
45,093	ForeScout Technologies, Inc. (a)	1,895,710
32,085	Instructure, Inc. (a)	1,382,222
52,098	LivePerson, Inc. (a)	1,528,034
39,911	Mimecast Ltd. (a)	2,055,816
25,556	Progress Software Corp.	1,165,609
26,844	PROS Holdings, Inc. (a)	1,375,487
27,286	Q2 Holdings, Inc. (a)	2,057,910
37,343	Rapid7, Inc. (a)	2,029,219
39,483	SailPoint Technologies Holding, Inc. (a)	1,115,790
14,255	SPS Commerce, Inc. (a)	1,478,814
6,338	Varonis Systems, Inc. (a)	450,949
37,275	Workiva, Inc. (a)	1,980,793
69,161	Yext, Inc. (a)	1,515,317
		30,916,638

	Specialty Retail — 4.2%
55,157	Abercrombie & Fitch Co., Class A	1,648,643
21,797	Asbury Automotive Group, Inc. (a)	1,747,683
63,488	At Home Group, Inc. (a)	1,491,333
111,233	Bed Bath & Beyond, Inc.	1,858,703
26,039	Carvana Co. (a) (b)	1,863,351
11,656	Children’s Place (The), Inc.	1,315,030
29,209	Group 1 Automotive, Inc.	2,287,357
20,377	Lithia Motors, Inc., Class A	2,313,197
99,292	Michaels Cos. (The), Inc. (a)	1,116,042
21,843	Monro, Inc.	1,831,099
13,243	Murphy USA, Inc. (a)	1,131,879
520,617	Office Depot, Inc.	1,249,481
238,015	Party City Holdco, Inc. (a)	1,594,701
90,554	Rent-A-Center, Inc. (a)	2,257,511
61,591	Sally Beauty Holdings, Inc. (a)	1,090,161
40,210	Sleep Number Corp. (a)	1,399,308
		26,195,479

	Technology Hardware, Storage & Peripherals — 0.1%
14,051	Electronics For Imaging, Inc. (a)	522,557

	Textiles, Apparel & Luxury Goods — 0.6%
44,035	Crocs, Inc. (a)	1,226,375
37,835	G-III Apparel Group Ltd. (a)	1,632,580
10,044	Oxford Industries, Inc.	834,255
		3,693,210

	Thrifts & Mortgage Finance — 1.9%
26,102	Axos Financial, Inc. (a)	854,057
34,444	Flagstar Bancorp, Inc.	1,231,373

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
29,367	Kearny Financial Corp.	$411,138
76,822	Meta Financial Group, Inc.	1,978,935
73,051	NMI Holdings, Inc., Class A (a)	2,051,272
33,990	PennyMac Financial Services, Inc.	757,977
29,198	Provident Financial Services, Inc.	774,331
37,122	Walker & Dunlop, Inc.	2,039,854
39,249	Washington Federal, Inc.	1,300,712
9,792	WSFS Financial Corp.	422,819
		11,822,468

	Tobacco — 0.3%
32,793	Universal Corp.	1,766,231

	Trading Companies & Distributors — 2.5%
93,371	Aircastle Ltd.	1,859,950
12,712	Applied Industrial Technologies, Inc.	761,957
35,258	Beacon Roofing Supply, Inc. (a)	1,327,816
106,953	BMC Stock Holdings, Inc. (a)	2,201,093
45,157	H&E Equipment Services, Inc.	1,373,224
38,785	Herc Holdings, Inc. (a)	1,867,886
6,467	Kaman Corp.	400,372
43,245	MRC Global, Inc. (a)	749,436
54,150	NOW, Inc. (a)	791,673
45,200	Rush Enterprises, Inc., Class A	1,916,932
35,650	WESCO International, Inc. (a)	2,040,606
		15,290,945

	Water Utilities — 0.4%
5,301	American States Water Co.	377,272
20,890	California Water Service Group	1,052,647
13,502	Middlesex Water Co.	782,981
6,122	SJW Group	379,932
		2,592,832

	Wireless Telecommunication Services — 0.1%
8,520	Shenandoah Telecommunications Co.	352,132
	Total Common Stocks — 99.8%	616,633,666
	(Cost $591,688,397)

	Money Market Funds — 0.3%
1,615,001	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.32% (c)	1,615,001
	(Cost $1,615,001)

Principal Value	Description	Value

	Repurchase Agreements — 2.6%
$16,280,785	JPMorgan Chase & Co., 2.68% (c), dated 04/30/19, due 05/01/19, with a maturity value of $16,281,997. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 09/30/23. The value of the collateral including accrued interest is $16,644,612. (d)	$16,280,785
	(Cost $16,280,785)

	Total Investments — 102.7%	634,529,452
	(Cost $609,584,183) (e)
	Net Other Assets and Liabilities — (2.7)%	(16,704,450)
	Net Assets — 100.0%	$617,825,002

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $10,434,689 and the total value of the collateral held by the Fund is $16,280,785.
(c)	Rate shown reflects yield as of April 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $55,176,638 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,231,369. The net unrealized appreciation was $24,945,269.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$616,633,666	$—	$—
Money Market Funds	1,615,001	—	—
Repurchase Agreements	—	16,280,785	—
Total Investments	$618,248,667	$16,280,785	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.4%
428,517	Arconic, Inc.	$9,204,545
11,772	General Dynamics Corp.	2,103,892
6,641	Lockheed Martin Corp.	2,213,644
7,391	Northrop Grumman Corp.	2,142,725
10,945	Raytheon Co.	1,943,723
161,645	Textron, Inc.	8,567,185
15,464	United Technologies Corp.	2,205,321
		28,381,035

	Air Freight & Logistics — 0.9%
22,912	C.H. Robinson Worldwide, Inc.	1,855,872
45,138	FedEx Corp.	8,551,846
		10,407,718

	Airlines — 2.4%
62,766	American Airlines Group, Inc.	2,145,342
158,547	Delta Air Lines, Inc.	9,241,705
157,754	Southwest Airlines Co.	8,554,999
102,646	United Continental Holdings, Inc. (a)	9,121,124
		29,063,170

	Auto Components — 1.1%
25,081	Aptiv PLC	2,149,442
75,426	Lear Corp.	10,785,918
		12,935,360

	Automobiles — 1.9%
1,165,851	Ford Motor Co.	12,183,143
275,910	General Motors Co.	10,746,694
		22,929,837

	Banks — 8.2%
216,749	Bank of America Corp.	6,628,184
128,524	BB&T Corp.	6,580,429
131,615	Citigroup, Inc.	9,305,180
251,971	Citizens Financial Group, Inc.	9,121,350
81,559	Comerica, Inc.	6,409,722
237,117	Fifth Third Bancorp	6,833,712
471,618	Huntington Bancshares, Inc.	6,564,923
59,075	JPMorgan Chase & Co.	6,855,654
519,933	KeyCorp	9,124,824
26,074	M&T Bank Corp.	4,434,405
48,753	PNC Financial Services Group (The), Inc.	6,675,748
578,727	Regions Financial Corp.	8,987,630
84,968	U.S. Bancorp	4,530,494
123,758	Wells Fargo & Co.	5,991,125
		98,043,380

	Beverages — 0.9%
171,607	Molson Coors Brewing Co., Class B	11,015,453

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology — 0.3%
62,982	Gilead Sciences, Inc.	$4,096,349

	Building Products — 0.7%
161,884	Johnson Controls International PLC	6,070,650
50,711	Masco Corp.	1,980,772
		8,051,422

	Capital Markets — 4.7%
15,561	Ameriprise Financial, Inc.	2,283,888
118,583	Bank of New York Mellon (The) Corp.	5,888,832
88,184	E*TRADE Financial Corp.	4,467,401
247,099	Franklin Resources, Inc.	8,547,154
42,653	Goldman Sachs Group (The), Inc.	8,783,106
194,051	Morgan Stanley	9,362,961
50,917	Raymond James Financial, Inc.	4,662,470
90,867	State Street Corp.	6,148,061
59,725	T. Rowe Price Group, Inc.	6,420,438
		56,564,311

	Chemicals — 4.5%
10,435	Air Products & Chemicals, Inc.	2,147,419
83,044	Celanese Corp.	8,959,617
76,805	DowDuPont, Inc.	2,953,152
134,898	Eastman Chemical Co.	10,640,754
121,745	LyondellBasell Industries N.V., Class A	10,741,561
299,854	Mosaic (The) Co.	7,829,188
150,841	Westlake Chemical Corp.	10,521,160
		53,792,851

	Communications Equipment — 0.7%
36,922	Cisco Systems, Inc.	2,065,786
225,918	Juniper Networks, Inc.	6,273,743
		8,339,529

	Construction Materials — 0.2%
9,910	Martin Marietta Materials, Inc.	2,199,029

	Consumer Finance — 3.2%
372,357	Ally Financial, Inc.	11,062,727
125,307	Capital One Financial Corp.	11,632,249
84,039	Discover Financial Services	6,848,338
256,708	Synchrony Financial	8,900,066
		38,443,380

	Containers & Packaging — 1.5%
176,979	International Paper Co.	8,284,387
266,915	WestRock Co.	10,244,198
		18,528,585

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Financial Services — 1.0%
508,249	AXA Equitable Holdings, Inc.	$11,532,170

	Diversified Telecommunication Services — 2.0%
326,410	AT&T, Inc.	10,105,654
853,726	CenturyLink, Inc.	9,749,551
69,245	Verizon Communications, Inc.	3,960,121
		23,815,326

	Electric Utilities — 3.3%
66,444	Duke Energy Corp.	6,054,377
57,709	Eversource Energy	4,135,427
163,353	Exelon Corp.	8,322,835
42,841	Pinnacle West Capital Corp.	4,081,462
258,001	PPL Corp.	8,052,211
79,230	Southern (The) Co.	4,216,621
72,843	Xcel Energy, Inc.	4,115,630
		38,978,563

	Electrical Equipment — 0.9%
74,233	Eaton Corp. PLC	6,147,977
59,797	Emerson Electric Co.	4,244,989
		10,392,966

	Electronic Equipment, Instruments & Components — 1.3%
123,697	Corning, Inc.	3,939,749
126,763	TE Connectivity Ltd.	12,124,881
		16,064,630

	Energy Equipment & Services — 1.1%
204,096	Halliburton Co.	5,782,040
74,822	National Oilwell Varco, Inc.	1,955,847
137,254	Schlumberger Ltd.	5,858,001
		13,595,888

	Entertainment — 2.0%
131,343	Activision Blizzard, Inc.	6,332,046
19,615	Electronic Arts, Inc. (a)	1,856,560
364,669	Viacom, Inc., Class B	10,542,581
36,877	Walt Disney (The) Co.	5,051,042
		23,782,229

	Equity Real Estate Investment Trusts — 0.9%
541,596	Host Hotels & Resorts, Inc.	10,420,307

	Food & Staples Retailing — 1.5%
416,106	Kroger (The) Co.	10,727,213
129,427	Walgreens Boots Alliance, Inc.	6,933,404
		17,660,617

	Food Products — 2.4%
189,864	Archer-Daniels-Midland Co.	8,467,934

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
147,604	Conagra Brands, Inc.	$4,543,251
35,147	J.M. Smucker (The) Co.	4,310,077
34,742	Kellogg Co.	2,094,943
117,942	Tyson Foods, Inc., Class A	8,846,829
		28,263,034

	Gas Utilities — 0.3%
19,363	Atmos Energy Corp.	1,981,609
35,968	UGI Corp.	1,960,616
		3,942,225

	Health Care Equipment & Supplies — 0.2%
21,888	Medtronic PLC	1,943,873

	Health Care Providers & Services — 2.0%
37,536	Centene Corp. (a)	1,935,356
12,394	Cigna Corp.	1,968,663
33,159	Henry Schein, Inc. (a)	2,124,166
39,091	Laboratory Corp. of America Holdings (a)	6,251,433
66,504	Quest Diagnostics, Inc.	6,409,655
44,702	Universal Health Services, Inc., Class B	5,671,343
		24,360,616

	Health Care Technology — 0.4%
71,570	Cerner Corp. (a)	4,755,827

	Hotels, Restaurants & Leisure — 3.3%
201,814	Carnival Corp.	11,071,516
32,697	Las Vegas Sands Corp.	2,192,334
159,570	MGM Resorts International	4,249,349
148,996	Norwegian Cruise Line Holdings Ltd. (a)	8,401,885
71,444	Royal Caribbean Cruises Ltd.	8,640,437
91,174	Yum China Holdings, Inc.	4,334,412
		38,889,933

	Household Durables — 3.3%
247,371	D.R. Horton, Inc.	10,961,009
23,084	Garmin Ltd.	1,979,222
208,516	Lennar Corp., Class A	10,849,088
81,141	Mohawk Industries, Inc. (a)	11,055,461
1,482	NVR, Inc. (a)	4,671,975
		39,516,755

	Industrial Conglomerates — 0.2%
12,544	Honeywell International, Inc.	2,178,015

	Insurance — 7.2%
81,892	Aflac, Inc.	4,125,719
43,474	Allstate (The) Corp.	4,306,534
190,178	American International Group, Inc.	9,046,767
61,675	Arch Capital Group Ltd. (a)	2,083,382

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
29,228	Chubb Ltd.	$4,243,906
112,026	Fidelity National Financial, Inc.	4,475,439
120,275	Hartford Financial Services Group (The), Inc.	6,291,585
139,506	Lincoln National Corp.	9,307,840
41,587	Loews Corp.	2,132,997
192,365	MetLife, Inc.	8,873,797
119,152	Principal Financial Group, Inc.	6,810,728
65,083	Prudential Financial, Inc.	6,879,924
42,119	Reinsurance Group of America, Inc.	6,381,450
49,960	Torchmark Corp.	4,379,494
29,853	Travelers (The) Cos., Inc.	4,291,369
35,297	W.R. Berkley Corp.	2,163,706
		85,794,637

	Internet & Direct Marketing Retail — 1.3%
110,247	eBay, Inc.	4,272,071
640,560	Qurate Retail, Inc. (a)	10,921,548
		15,193,619

	IT Services — 1.7%
23,397	Alliance Data Systems Corp.	3,745,860
56,516	Cognizant Technology Solutions Corp., Class A	4,123,407
159,173	DXC Technology Co.	10,464,033
14,126	International Business Machines Corp.	1,981,454
		20,314,754

	Life Sciences Tools & Services — 0.2%
24,798	Agilent Technologies, Inc.	1,946,643

	Machinery — 3.1%
30,220	Caterpillar, Inc.	4,213,272
51,870	Cummins, Inc.	8,625,462
13,890	Illinois Tool Works, Inc.	2,161,701
18,463	Ingersoll-Rand PLC	2,263,748
120,176	PACCAR, Inc.	8,613,014
23,856	Parker-Hannifin Corp.	4,319,845
38,207	Snap-on, Inc.	6,429,474
		36,626,516

	Media — 2.0%
125,819	CBS Corp., Class B	6,450,740
11,800	Charter Communications, Inc., Class A (a)	4,380,042
149,576	Comcast Corp., Class A	6,511,043
221,323	Discovery, Inc., Class A (a)	6,838,881
		24,180,706

	Metals & Mining — 1.9%
794,116	Freeport-McMoRan, Inc.	9,775,568
114,466	Newmont Goldcorp Corp.	3,555,314

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
175,428	Nucor Corp.	$10,011,676
		23,342,558

	Multiline Retail — 1.4%
16,707	Dollar General Corp.	2,106,586
119,079	Kohl’s Corp.	8,466,517
74,507	Target Corp.	5,768,332
		16,341,435

	Multi-Utilities — 1.0%
64,932	CenterPoint Energy, Inc.	2,012,892
70,510	Consolidated Edison, Inc.	6,075,142
32,824	DTE Energy Co.	4,126,305
		12,214,339

	Oil, Gas & Consumable Fuels — 9.3%
172,533	Apache Corp.	5,678,061
83,101	Chevron Corp.	9,977,106
92,250	Concho Resources, Inc.	10,643,805
324,343	Devon Energy Corp.	10,424,384
101,350	Exxon Mobil Corp.	8,136,378
207,757	HollyFrontier Corp.	9,916,242
298,855	Kinder Morgan, Inc.	5,938,249
612,576	Marathon Oil Corp.	10,438,295
171,032	Marathon Petroleum Corp.	10,410,718
241,813	Noble Energy, Inc.	6,543,460
107,558	Phillips 66	10,139,493
47,975	Targa Resources Corp.	1,926,196
120,666	Valero Energy Corp.	10,939,579
		111,111,966

	Pharmaceuticals — 1.0%
85,822	Bristol-Myers Squibb Co.	3,984,715
288,952	Mylan N.V. (a)	7,798,815
		11,783,530

	Real Estate Management & Development — 0.5%
120,935	CBRE Group, Inc., Class A (a)	6,297,085

	Road & Rail — 0.7%
40,423	J.B. Hunt Transport Services, Inc.	3,819,165
35,300	Kansas City Southern	4,346,842
		8,166,007

	Semiconductors & Semiconductor Equipment — 2.4%
206,479	Applied Materials, Inc.	9,099,529
247,668	Micron Technology, Inc. (a)	10,416,916
99,281	Skyworks Solutions, Inc.	8,754,599
		28,271,044

	Specialty Retail — 1.7%
84,152	Best Buy Co., Inc.	6,261,750
28,560	CarMax, Inc. (a)	2,223,682

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
390,990	Gap (The), Inc.	$10,197,019
18,882	Tiffany & Co.	2,035,857
		20,718,308

	Technology Hardware, Storage & Peripherals — 2.8%
530,719	Hewlett Packard Enterprise Co.	8,390,667
307,777	HP, Inc.	6,140,151
170,996	Seagate Technology PLC	8,262,527
212,985	Western Digital Corp.	10,887,793
		33,681,138

	Textiles, Apparel & Luxury Goods — 0.7%
252,042	Tapestry, Inc.	8,133,395

	Tobacco — 0.2%
34,710	Altria Group, Inc.	1,885,794

	Trading Companies & Distributors — 1.1%
89,593	United Rentals, Inc. (a)	12,625,446
	Total Common Stocks — 99.9%	1,191,513,303
	(Cost $1,146,122,474)

	Money Market Funds — 0.1%
1,365,462	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.32% (b)	1,365,462
	(Cost $1,365,462)

	Total Investments — 100.0%	1,192,878,765
	(Cost $1,147,487,936) (c)
	Net Other Assets and Liabilities — 0.0%	448,689
	Net Assets — 100.0%	$1,193,327,454

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $80,002,861 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $34,612,032.The net unrealized appreciation was $45,390,829.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,191,513,303	$—	$—
Money Market Funds	1,365,462	—	—
Total Investments	$1,192,878,765	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.2%
13,257	Boeing (The) Co.	$5,007,037
72,983	HEICO Corp.	7,701,896
19,064	TransDigm Group, Inc. (a)	9,198,761
		21,907,694

	Air Freight & Logistics — 0.7%
91,225	Expeditors International of Washington, Inc.	7,245,089

	Automobiles — 0.3%
12,370	Tesla, Inc. (a) (b)	2,952,595

	Banks — 0.6%
34,461	First Republic Bank	3,639,771
7,580	SVB Financial Group (a)	1,908,037
		5,547,808

	Beverages — 0.2%
13,753	PepsiCo, Inc.	1,761,072

	Biotechnology — 2.4%
99,919	Exact Sciences Corp. (a)	9,861,006
80,502	Incyte Corp. (a)	6,182,554
4,105	Regeneron Pharmaceuticals, Inc. (a)	1,408,590
14,141	Sarepta Therapeutics, Inc. (a)	1,653,648
69,038	Seattle Genetics, Inc. (a)	4,679,396
		23,785,194

	Building Products — 0.9%
32,734	Lennox International, Inc.	8,885,644

	Capital Markets — 1.2%
9,307	Moody’s Corp.	1,829,942
34,822	MSCI, Inc.	7,848,183
8,005	S&P Global, Inc.	1,766,383
		11,444,508

	Chemicals — 2.0%
39,221	Ecolab, Inc.	7,219,801
112,665	FMC Corp.	8,907,295
14,932	PPG Industries, Inc.	1,754,510
3,913	Sherwin-Williams (The) Co.	1,779,750
		19,661,356

	Commercial Services & Supplies — 2.4%
17,129	Cintas Corp.	3,719,391
114,275	Copart, Inc. (a)	7,692,993
43,070	Republic Services, Inc.	3,567,057
40,495	Rollins, Inc.	1,565,942
66,634	Waste Management, Inc.	7,152,494
		23,697,877

	Communications Equipment — 1.8%
27,523	Arista Networks, Inc. (a)	8,595,157

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment (Continued)
61,637	Motorola Solutions, Inc.	$8,931,818
		17,526,975

	Consumer Finance — 0.8%
63,349	American Express Co.	7,426,403

	Containers & Packaging — 0.9%
149,585	Ball Corp.	8,966,125

	Electric Utilities — 1.4%
35,761	Alliant Energy Corp.	1,688,992
60,374	American Electric Power Co., Inc.	5,164,996
52,874	Entergy Corp.	5,123,490
8,718	NextEra Energy, Inc.	1,695,128
		13,672,606

	Electrical Equipment — 0.5%
60,941	AMETEK, Inc.	5,373,168

	Electronic Equipment, Instruments & Components — 3.6%
36,658	Amphenol Corp., Class A	3,649,670
89,810	CDW Corp.	9,483,936
99,254	Keysight Technologies, Inc. (a)	8,638,076
125,156	Trimble, Inc. (a)	5,108,868
41,306	Zebra Technologies Corp., Class A (a)	8,721,349
		35,601,899

	Entertainment — 1.4%
136,213	Live Nation Entertainment, Inc. (a)	8,900,157
14,181	Netflix, Inc. (a)	5,254,628
		14,154,785

	Equity Real Estate Investment Trusts — 6.2%
35,137	American Tower Corp.	6,862,256
39,502	Crown Castle International Corp.	4,968,562
14,164	Digital Realty Trust, Inc.	1,667,245
55,115	Duke Realty Corp.	1,715,179
7,639	Equinix, Inc.	3,473,453
30,289	Equity LifeStyle Properties, Inc.	3,534,726
5,828	Essex Property Trust, Inc.	1,646,410
16,538	Extra Space Storage, Inc.	1,714,825
110,606	HCP, Inc.	3,293,847
207,823	Invitation Homes, Inc.	5,166,480
47,531	Iron Mountain, Inc.	1,543,807
47,064	Realty Income Corp.	3,294,951
24,973	Regency Centers Corp.	1,677,436
25,325	SBA Communications Corp. (a)	5,159,462
29,210	Sun Communities, Inc.	3,595,167
37,075	UDR, Inc.	1,666,521
54,255	Ventas, Inc.	3,315,523
65,159	Welltower, Inc.	4,856,300

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
21,517	WP Carey, Inc.	$1,706,728
		60,858,878

	Food Products — 1.6%
14,678	Hershey (The) Co.	1,832,548
112,965	Hormel Foods Corp.	4,511,822
67,472	Lamb Weston Holdings, Inc.	4,726,414
33,568	McCormick & Co., Inc.	5,168,465
		16,239,249

	Health Care Equipment & Supplies — 5.4%
63,252	Abbott Laboratories	5,032,329
12,176	Align Technology, Inc. (a)	3,953,304
43,915	Boston Scientific Corp. (a)	1,630,125
17,073	Cooper (The) Cos., Inc.	4,949,804
65,558	Danaher Corp.	8,682,501
14,151	DexCom, Inc. (a)	1,713,261
26,427	Edwards Lifesciences Corp. (a)	4,653,002
143,057	Hologic, Inc. (a)	6,634,984
7,538	IDEXX Laboratories, Inc. (a)	1,748,816
6,068	Intuitive Surgical, Inc. (a)	3,098,503
35,054	Stryker Corp.	6,622,051
16,733	Teleflex, Inc.	4,788,650
		53,507,330

	Health Care Providers & Services — 0.5%
26,553	HCA Healthcare, Inc.	3,378,338
6,816	UnitedHealth Group, Inc.	1,588,605
		4,966,943

	Health Care Technology — 1.0%
68,224	Veeva Systems, Inc., Class A (a)	9,542,491

	Hotels, Restaurants & Leisure — 3.0%
12,185	Chipotle Mexican Grill, Inc. (a)	8,383,768
71,252	Darden Restaurants, Inc.	8,379,235
6,530	Domino’s Pizza, Inc.	1,766,888
20,279	Hilton Worldwide Holdings, Inc.	1,764,070
116,424	Starbucks Corp.	9,043,816
		29,337,777

	Household Products — 1.4%
97,206	Church & Dwight Co., Inc.	7,285,590
10,503	Clorox (The) Co.	1,677,644
48,595	Procter & Gamble (The) Co.	5,174,395
		14,137,629

	Independent Power and Renewable Electricity Producers — 2.4%
478,704	AES Corp.	8,195,412
162,993	NRG Energy, Inc.	6,710,422

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers (Continued)
332,499	Vistra Energy Corp.	$9,060,598
		23,966,432

	Industrial Conglomerates — 0.7%
20,248	Roper Technologies, Inc.	7,283,206

	Insurance — 0.9%
21,580	Arthur J. Gallagher & Co.	1,804,520
96,046	Progressive (The) Corp.	7,505,995
		9,310,515

	Interactive Media & Services — 1.8%
1,432	Alphabet, Inc., Class A (a)	1,716,911
20,769	Facebook, Inc., Class A (a)	4,016,724
32,954	IAC/InterActiveCorp (a)	7,409,377
105,292	Twitter, Inc. (a)	4,202,204
		17,345,216

	Internet & Direct Marketing Retail — 0.7%
2,840	Amazon.com, Inc. (a)	5,471,317
14,164	Expedia Group, Inc.	1,839,054
		7,310,371

	IT Services — 7.3%
43,345	Automatic Data Processing, Inc.	7,125,484
39,216	Fiserv, Inc. (a)	3,421,204
20,505	FleetCor Technologies, Inc. (a)	5,350,780
45,649	Gartner, Inc. (a)	7,256,821
25,359	Global Payments, Inc.	3,704,189
29,407	Mastercard, Inc., Class A	7,476,436
63,046	Paychex, Inc.	5,315,408
83,349	PayPal Holdings, Inc. (a)	9,399,267
92,418	Square, Inc., Class A (a)	6,729,879
66,999	Twilio, Inc., Class A (a)	9,188,243
19,068	VeriSign, Inc. (a)	3,764,977
22,165	Visa, Inc., Class A	3,644,591
		72,377,279

	Life Sciences Tools & Services — 3.7%
60,167	IQVIA Holdings, Inc. (a)	8,357,196
9,576	Mettler-Toledo International, Inc. (a)	7,136,610
71,856	PerkinElmer, Inc.	6,886,679
25,296	Thermo Fisher Scientific, Inc.	7,018,375
34,384	Waters Corp. (a)	7,342,360
		36,741,220

	Machinery — 1.2%
31,634	Deere & Co.	5,239,539
41,268	Fortive Corp.	3,563,079
11,108	IDEX Corp.	1,740,179

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
21,324	Xylem, Inc.	$1,778,422
		12,321,219

	Media — 1.0%
402,931	Altice USA, Inc., Class A	9,493,054

	Multi-Utilities — 2.5%
68,747	Ameren Corp.	5,002,719
91,039	CMS Energy Corp.	5,057,216
176,424	NiSource, Inc.	4,901,059
85,108	Public Service Enterprise Group, Inc.	5,076,692
63,939	WEC Energy Group, Inc.	5,014,736
		25,052,422

	Oil, Gas & Consumable Fuels — 3.8%
265,286	Cabot Oil & Gas Corp.	6,868,254
101,287	Cheniere Energy, Inc. (a)	6,517,818
51,873	ConocoPhillips	3,274,224
114,958	Hess Corp.	7,371,107
25,460	Occidental Petroleum Corp.	1,499,085
72,398	ONEOK, Inc.	4,917,996
22,734	Pioneer Natural Resources Co.	3,784,302
120,543	Williams (The) Cos., Inc.	3,414,983
		37,647,769

	Personal Products — 1.1%
41,824	Estee Lauder (The) Cos., Inc., Class A	7,185,782
65,332	Herbalife Nutrition Ltd. (a)	3,452,796
		10,638,578

	Pharmaceuticals — 1.5%
53,360	Eli Lilly and Co.	6,245,254
60,795	Merck & Co., Inc.	4,785,175
34,389	Zoetis, Inc.	3,502,176
		14,532,605

	Professional Services — 1.7%
14,845	CoStar Group, Inc. (a)	7,366,831
51,795	TransUnion	3,607,522
38,018	Verisk Analytics, Inc.	5,365,861
		16,340,214

	Road & Rail — 2.4%
92,541	CSX Corp.	7,369,040
37,048	Norfolk Southern Corp.	7,558,533
23,976	Old Dominion Freight Line, Inc.	3,579,137
30,241	Union Pacific Corp.	5,353,867
		23,860,577

	Semiconductors & Semiconductor Equipment — 5.6%
271,315	Advanced Micro Devices, Inc. (a)	7,496,433
48,032	Analog Devices, Inc.	5,583,240

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
23,025	Broadcom, Inc.	$7,331,160
94,158	Intel Corp.	4,805,824
57,985	KLA-Tencor Corp.	7,391,928
48,349	Lam Research Corp.	10,029,033
41,731	Microchip Technology, Inc.	4,168,510
68,263	Xilinx, Inc.	8,201,117
		55,007,245

	Software — 11.5%
12,991	Adobe, Inc. (a)	3,757,647
18,948	ANSYS, Inc. (a)	3,710,018
22,218	Autodesk, Inc. (a)	3,959,470
136,277	Cadence Design Systems, Inc. (a)	9,454,898
60,216	Fortinet, Inc. (a)	5,625,379
33,109	Intuit, Inc.	8,312,346
42,872	Microsoft Corp.	5,599,083
35,634	Palo Alto Networks, Inc. (a)	8,866,808
21,860	salesforce.com, Inc. (a)	3,614,551
35,113	ServiceNow, Inc. (a)	9,533,531
40,580	Splunk, Inc. (a)	5,601,663
135,892	SS&C Technologies Holdings, Inc.	9,194,453
73,312	Symantec Corp.	1,774,883
75,162	Synopsys, Inc. (a)	9,100,615
54,400	Tableau Software, Inc., Class A (a)	6,626,464
47,948	VMware, Inc., Class A	9,787,625
44,879	Workday, Inc., Class A (a)	9,228,469
		113,747,903

	Specialty Retail — 5.5%
8,451	AutoZone, Inc. (a)	8,690,248
10,757	Burlington Stores, Inc. (a)	1,816,965
8,784	Home Depot (The), Inc.	1,789,301
46,190	Lowe’s Cos., Inc.	5,225,936
22,289	O’Reilly Automotive, Inc. (a)	8,437,947
37,186	Ross Stores, Inc.	3,631,585
130,125	TJX (The) Cos., Inc.	7,141,260
88,532	Tractor Supply Co.	9,163,062
24,819	Ulta Beauty, Inc. (a)	8,661,334
		54,557,638

	Technology Hardware, Storage & Peripherals — 0.7%
18,225	Apple, Inc.	3,657,211
49,928	NetApp, Inc.	3,637,255
		7,294,466

	Tobacco — 0.2%
19,068	Philip Morris International, Inc.	1,650,526

	Trading Companies & Distributors — 0.8%
107,666	Fastenal Co.	7,595,836

	Water Utilities — 0.4%
33,206	American Water Works Co., Inc.	3,592,557

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.2%
24,391	T-Mobile US, Inc. (a)	$1,780,299
	Total Common Stocks — 100.0%	987,648,242
	(Cost $869,768,360)

	Money Market Funds — 0.0%
443,173	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.32% (c)	443,173
	(Cost $443,173)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$3,475,422	JPMorgan Chase & Co., 2.68% (c), dated 04/30/19, due 05/01/19, with a maturity value of $3,475,681. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 09/30/23. The value of the collateral including accrued interest is $3,553,087. (d)	3,475,422
	(Cost $3,475,422)

	Total Investments — 100.4%	991,566,837
	(Cost $873,686,955) (e)
	Net Other Assets and Liabilities — (0.4)%	(3,797,877)
	Net Assets — 100.0%	$987,768,960

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,214,327 and the total value of the collateral held by the Fund is $3,475,422.
(c)	Rate shown reflects yield as of April 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $124,565,858 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,685,976. The net unrealized appreciation was $117,879,882.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$987,648,242	$—	$—
Money Market Funds	443,173	—	—
Repurchase Agreements	—	3,475,422	—
Total Investments	$988,091,415	$3,475,422	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.5%
16,094	Arconic, Inc.	$345,699
335	Curtiss-Wright Corp.	38,170
442	General Dynamics Corp.	78,994
549	Huntington Ingalls Industries, Inc.	122,196
249	Lockheed Martin Corp.	82,999
436	Moog, Inc., Class A	40,827
278	Northrop Grumman Corp.	80,595
411	Raytheon Co.	72,990
414	Spirit AeroSystems Holdings, Inc., Class A	35,977
6,071	Textron, Inc.	321,763
581	United Technologies Corp.	82,856
		1,303,066

	Air Freight & Logistics — 0.8%
2,164	Atlas Air Worldwide Holdings, Inc. (a)	104,499
861	C.H. Robinson Worldwide, Inc.	69,741
1,695	FedEx Corp.	321,135
1,577	Hub Group, Inc., Class A (a)	65,556
2,823	XPO Logistics, Inc. (a)	192,190
		753,121

	Airlines — 2.0%
2,704	Alaska Air Group, Inc.	167,378
497	Allegiant Travel Co.	72,999
2,357	American Airlines Group, Inc.	80,562
5,955	Delta Air Lines, Inc.	347,117
4,168	Hawaiian Holdings, Inc.	117,579
9,274	JetBlue Airways Corp. (a)	172,033
3,493	SkyWest, Inc.	215,134
5,925	Southwest Airlines Co.	321,313
3,855	United Continental Holdings, Inc. (a)	342,555
		1,836,670

	Auto Components — 1.9%
6,117	American Axle & Manufacturing Holdings, Inc. (a)	90,226
942	Aptiv PLC	80,730
4,938	BorgWarner, Inc.	206,260
2,929	Cooper Tire & Rubber Co.	87,460
2,330	Cooper-Standard Holdings, Inc. (a)	118,061
6,168	Dana, Inc.	120,276
7,337	Gentex Corp.	168,971
582	Gentherm, Inc. (a)	24,654
10,449	Goodyear Tire & Rubber (The) Co.	200,725
838	LCI Industries	73,618
2,833	Lear Corp.	405,119
437	Standard Motor Products, Inc.	21,837
3,950	Tenneco, Inc., Class A	86,584
956	Visteon Corp. (a)	63,115
		1,747,636

	Automobiles — 1.4%
43,786	Ford Motor Co.	457,563

Shares	Description	Value

	Common Stocks (Continued)
	Automobiles (Continued)
10,362	General Motors Co.	$403,600
3,191	Harley-Davidson, Inc.	118,801
2,433	Thor Industries, Inc.	160,262
3,513	Winnebago Industries, Inc.	124,255
		1,264,481

	Banks — 9.2%
478	1st Source Corp.	22,385
1,274	Ameris Bancorp	46,450
5,330	Associated Banc-Corp.	120,938
2,688	BancorpSouth Bank	81,930
8,141	Bank of America Corp.	248,952
5,236	Bank OZK	170,955
2,271	BankUnited, Inc.	83,073
4,827	BB&T Corp.	247,142
2,365	Berkshire Hills Bancorp, Inc.	70,926
465	BOK Financial Corp.	40,520
3,993	Boston Private Financial Holdings, Inc.	45,720
1,491	Brookline Bancorp, Inc.	22,440
2,237	Cathay General Bancorp	82,299
2,765	Chemical Financial Corp.	121,466
3,163	CIT Group, Inc.	168,493
4,943	Citigroup, Inc.	349,470
9,463	Citizens Financial Group, Inc.	342,561
2,321	Columbia Banking System, Inc.	87,130
3,063	Comerica, Inc.	240,721
872	Eagle Bancorp, Inc. (a)	48,187
2,372	East West Bancorp, Inc.	122,111
14,314	F.N.B. Corp.	173,629
1,378	FB Financial Corp.	50,628
8,905	Fifth Third Bancorp	256,642
880	First Busey Corp.	22,739
186	First Citizens BancShares, Inc., Class A	83,375
3,474	First Commonwealth Financial Corp.	47,281
1,456	First Hawaiian, Inc.	40,258
10,853	First Horizon National Corp.	163,772
539	First Interstate BancSystem, Inc., Class A	22,778
2,139	First Midwest Bancorp, Inc.	45,924
2,450	Fulton Financial Corp.	42,263
2,039	Great Western Bancorp, Inc.	71,712
2,817	Hancock Whitney Corp.	123,216
1,026	Heartland Financial USA, Inc.	46,067
2,398	Hilltop Holdings, Inc.	50,430
6,477	Home BancShares, Inc.	124,294
6,692	Hope Bancorp, Inc.	94,090
17,713	Huntington Bancshares, Inc.	246,565
1,587	IBERIABANK Corp.	126,167
419	Independent Bank Group, Inc.	23,883
1,151	International Bancshares Corp.	47,732
2,219	JPMorgan Chase & Co.	257,515

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
19,527	KeyCorp	$342,699
574	LegacyTexas Financial Group, Inc.	23,006
979	M&T Bank Corp.	166,499
596	NBT Bancorp, Inc.	22,660
3,255	OFG Bancorp	65,686
2,313	Old National Bancorp	39,506
2,428	Pacific Premier Bancorp, Inc.	70,582
4,034	PacWest Bancorp	159,545
227	Park National Corp.	22,173
4,615	People’s United Financial, Inc.	79,793
1,387	Pinnacle Financial Partners, Inc.	80,543
1,831	PNC Financial Services Group (The), Inc.	250,719
2,911	Popular, Inc.	167,994
549	Prosperity Bancshares, Inc.	40,428
21,735	Regions Financial Corp.	337,545
1,293	Renasant Corp.	46,884
543	S&T Bancorp, Inc.	21,763
3,576	Simmons First National Corp., Class A	90,795
640	South State Corp.	48,422
2,085	Texas Capital Bancshares, Inc. (a)	134,962
1,768	TowneBank	46,109
546	TriCo Bancshares	21,791
638	Trustmark Corp.	22,942
3,191	U.S. Bancorp	170,144
6,897	Umpqua Holdings Corp.	119,732
1,047	United Bankshares, Inc.	41,084
1,756	United Community Banks, Inc.	49,308
7,919	Valley National Bancorp	82,991
4,648	Wells Fargo & Co.	225,010
1,101	WesBanco, Inc.	44,392
1,849	Western Alliance Bancorp (a)	88,345
1,127	Wintrust Financial Corp.	85,877
2,506	Zions Bancorp N.A.	123,621
		8,258,379

	Beverages — 0.5%
6,445	Molson Coors Brewing Co., Class B	413,705

	Biotechnology — 0.4%
2,365	Gilead Sciences, Inc.	153,820
1,616	United Therapeutics Corp. (a)	165,753
		319,573

	Building Products — 1.3%
711	A.O. Smith Corp.	37,377
780	American Woodmark Corp. (a)	70,145
2,335	Apogee Enterprises, Inc.	94,101
6,562	Builders FirstSource, Inc. (a)	90,424
797	Fortune Brands Home & Security, Inc.	42,066
529	Gibraltar Industries, Inc. (a)	20,986
3,647	JELD-WEN Holding, Inc. (a)	72,028
6,080	Johnson Controls International PLC	228,000
1,905	Masco Corp.	74,409
10,457	NCI Building Systems, Inc. (a)	59,814

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
4,025	Owens Corning	$206,362
1,931	Patrick Industries, Inc. (a)	96,299
2,929	Universal Forest Products, Inc.	108,227
		1,200,238

	Capital Markets — 3.4%
354	Affiliated Managers Group, Inc.	39,266
584	Ameriprise Financial, Inc.	85,714
853	Artisan Partners Asset Management, Inc., Class A	24,174
4,454	Bank of New York Mellon (The) Corp.	221,186
8,242	BGC Partners, Inc., Class A	44,507
3,312	E*TRADE Financial Corp.	167,786
1,882	Eaton Vance Corp.	78,235
2,588	Federated Investors, Inc., Class B	79,529
9,280	Franklin Resources, Inc.	320,995
1,602	Goldman Sachs Group (The), Inc.	329,884
9,822	Invesco Ltd.	215,789
3,149	Lazard Ltd., Class A	122,433
785	Legg Mason, Inc.	26,258
516	Moelis & Co., Class A	21,130
7,288	Morgan Stanley	351,646
295	Piper Jaffray Cos.	23,777
1,912	Raymond James Financial, Inc.	175,082
726	SEI Investments Co.	39,531
3,413	State Street Corp.	230,924
2,157	Stifel Financial Corp.	128,708
2,243	T. Rowe Price Group, Inc.	241,122
121	TCG BDC, Inc.	1,810
6,328	Waddell & Reed Financial, Inc., Class A	118,523
		3,088,009

	Chemicals — 3.5%
3,064	AdvanSix, Inc. (a)	92,625
392	Air Products & Chemicals, Inc.	80,670
1,388	Albemarle Corp.	104,183
911	Cabot Corp.	41,341
3,119	Celanese Corp.	336,509
2,885	DowDuPont, Inc.	110,928
5,067	Eastman Chemical Co.	399,685
900	H.B. Fuller Co.	44,073
8,433	Huntsman Corp.	187,550
258	Innospec, Inc.	21,884
7,804	Kronos Worldwide, Inc.	106,134
4,572	LyondellBasell Industries N.V., Class A	403,388
1,489	Minerals Technologies, Inc.	93,465
11,262	Mosaic (The) Co.	294,051
8,196	Olin Corp.	177,771
1,493	PolyOne Corp.	41,266
560	Sensient Technologies Corp.	39,267
500	Stepan Co.	46,270
2,415	Trinseo S.A.	108,554

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
5,665	Westlake Chemical Corp.	$395,134
		3,124,748

	Commercial Services & Supplies — 1.0%
591	ABM Industries, Inc.	22,440
12,783	ACCO Brands Corp.	116,837
23,744	ADT, Inc.	156,473
1,491	BrightView Holdings, Inc. (a)	23,916
2,002	Deluxe Corp.	89,529
1,244	Herman Miller, Inc.	48,292
1,206	HNI Corp.	44,272
2,857	Interface, Inc.	45,826
3,406	Knoll, Inc.	74,387
2,369	Matthews International Corp., Class A	94,902
6,371	Pitney Bowes, Inc.	45,298
4,427	Steelcase, Inc., Class A	76,543
420	UniFirst Corp.	66,415
381	Viad Corp.	23,359
		928,489

	Communications Equipment — 0.5%
1,387	Cisco Systems, Inc.	77,603
3,491	CommScope Holding Co., Inc. (a)	86,507
2,401	EchoStar Corp., Class A (a)	95,680
8,485	Juniper Networks, Inc.	235,628
		495,418

	Construction & Engineering — 0.7%
1,905	Dycom Industries, Inc. (a)	94,469
1,038	EMCOR Group, Inc.	87,337
1,031	Fluor Corp.	40,962
498	Granite Construction, Inc.	22,355
3,154	MasTec, Inc. (a)	159,750
4,233	Primoris Services Corp.	92,788
3,015	Quanta Services, Inc.	122,409
		620,070

	Construction Materials — 0.4%
1,800	Eagle Materials, Inc.	163,638
372	Martin Marietta Materials, Inc.	82,547
4,059	Summit Materials, Inc., Class A (a)	71,113
		317,298

	Consumer Finance — 2.6%
13,985	Ally Financial, Inc.	415,494
4,706	Capital One Financial Corp.	436,858
3,156	Discover Financial Services	257,182
4,018	Encore Capital Group, Inc. (a)	113,549
13,114	Navient Corp.	177,170
1,589	Nelnet, Inc., Class A	92,241
5,973	OneMain Holdings, Inc.	202,903
1,633	PRA Group, Inc. (a)	45,920
7,181	Santander Consumer USA Holdings, Inc.	153,314

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
7,655	SLM Corp.	$77,775
9,641	Synchrony Financial	334,254
		2,306,660

	Containers & Packaging — 1.5%
1,408	Berry Global Group, Inc. (a)	82,790
695	Crown Holdings, Inc. (a)	40,400
9,010	Graphic Packaging Holding Co.	125,059
2,122	Greif, Inc., Class A	83,862
6,647	International Paper Co.	311,146
3,997	Owens-Illinois, Inc.	78,981
1,527	Packaging Corp. of America	151,417
2,560	Silgan Holdings, Inc.	76,646
616	Sonoco Products Co.	38,845
10,025	WestRock Co.	384,760
		1,373,906

	Distributors — 0.1%
2,673	LKQ Corp. (a)	80,457

	Diversified Consumer Services — 0.4%
1,638	Adtalem Global Education, Inc. (a)	80,786
222	Graham Holdings Co., Class B	165,041
7,309	Laureate Education, Inc., Class A (a)	115,044
		360,871

	Diversified Financial Services — 0.6%
19,089	AXA Equitable Holdings, Inc.	433,129
6,056	Jefferies Financial Group, Inc.	124,572
		557,701

	Diversified Telecommunication Services — 1.0%
12,259	AT&T, Inc.	379,539
32,064	CenturyLink, Inc.	366,171
2,601	Verizon Communications, Inc.	148,751
		894,461

	Electric Utilities — 1.9%
923	ALLETE, Inc.	75,178
2,496	Duke Energy Corp.	227,436
365	El Paso Electric Co.	22,305
2,167	Eversource Energy	155,287
6,135	Exelon Corp.	312,578
930	Hawaiian Electric Industries, Inc.	38,576
1,609	Pinnacle West Capital Corp.	153,289
2,195	Portland General Electric Co.	114,821
9,690	PPL Corp.	302,425
2,976	Southern (The) Co.	158,383
2,736	Xcel Energy, Inc.	154,584
		1,714,862

	Electrical Equipment — 1.1%
948	Acuity Brands, Inc.	138,721

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment (Continued)
1,574	AZZ, Inc.	$74,749
2,788	Eaton Corp. PLC	230,902
2,246	Emerson Electric Co.	159,444
1,126	Encore Wire Corp.	66,761
1,746	EnerSys	120,806
322	Hubbell, Inc.	41,087
1,853	Regal Beloit Corp.	157,653
		990,123

	Electronic Equipment, Instruments & Components — 3.0%
1,560	Anixter International, Inc. (a)	98,077
2,461	Arrow Electronics, Inc. (a)	207,979
875	Avnet, Inc.	42,534
10,938	AVX Corp.	178,399
1,630	Belden, Inc.	90,546
1,667	Benchmark Electronics, Inc.	45,059
1,071	Coherent, Inc. (a)	158,519
4,646	Corning, Inc.	147,975
242	ePlus, Inc. (a)	22,818
1,170	Insight Enterprises, Inc. (a)	66,199
250	IPG Photonics Corp. (a)	43,682
4,280	Jabil, Inc.	129,299
6,448	KEMET Corp.	115,226
3,654	Knowles Corp. (a)	68,987
3,802	Methode Electronics, Inc.	112,197
1,057	Plexus Corp. (a)	63,610
2,233	Sanmina Corp. (a)	75,743
2,444	ScanSource, Inc. (a)	92,017
1,591	SYNNEX Corp.	171,637
4,761	TE Connectivity Ltd.	455,390
1,482	Tech Data Corp. (a)	157,996
9,328	TTM Technologies, Inc. (a)	123,503
		2,667,392

	Energy Equipment & Services — 1.2%
4,475	Archrock, Inc.	45,242
1,383	C&J Energy Services, Inc. (a)	19,431
6,140	Diamond Offshore Drilling, Inc. (a)	59,620
7,665	Halliburton Co.	217,150
11,066	Helix Energy Solutions Group, Inc. (a)	86,536
6,572	Mammoth Energy Services, Inc.	102,458
25,446	Nabors Industries Ltd.	89,061
2,810	National Oilwell Varco, Inc.	73,453
3,798	Oil States International, Inc. (a)	73,377
7,672	RPC, Inc.	78,945
5,155	Schlumberger Ltd.	220,015
		1,065,288

	Entertainment — 1.1%
4,933	Activision Blizzard, Inc.	237,820
1,897	Cinemark Holdings, Inc.	79,769
737	Electronic Arts, Inc. (a)	69,757
13,696	Viacom, Inc., Class B	395,951

Shares	Description	Value

	Common Stocks (Continued)
	Entertainment (Continued)
1,385	Walt Disney (The) Co.	$189,704
		973,001

	Equity Real Estate Investment Trusts — 3.0%
9,308	Apple Hospitality REIT, Inc.	153,117
8,259	Brixmor Property Group, Inc.	147,671
3,348	Chatham Lodging Trust	65,922
2,316	Chesapeake Lodging Trust	66,006
4,500	CoreCivic, Inc.	93,645
5,948	DiamondRock Hospitality Co.	64,595
3,481	Equity Commonwealth	110,696
5,927	GEO Group (The), Inc.	118,658
1,136	Global Net Lease, Inc.	21,663
5,767	Hospitality Properties Trust	149,942
20,341	Host Hotels & Resorts, Inc.	391,361
3,193	Industrial Logistics Properties Trust	63,381
1,343	Kite Realty Group Trust	21,206
2,901	Mack-Cali Realty Corp.	67,535
1,584	Office Properties Income Trust	42,990
2,673	Paramount Group, Inc.	38,732
6,102	Park Hotels & Resorts, Inc.	195,752
10,794	RLJ Lodging Trust	198,718
3,644	RPT Realty	44,202
9,660	Senior Housing Properties Trust	77,570
422	SL Green Realty Corp.	37,279
9,590	Summit Hotel Properties, Inc.	111,340
13,171	Sunstone Hotel Investors, Inc.	189,662
15,493	Washington Prime Group, Inc.	68,944
4,994	Xenia Hotels & Resorts, Inc.	108,120
		2,648,707

	Food & Staples Retailing — 1.2%
1,999	Andersons (The), Inc.	65,367
589	Casey’s General Stores, Inc.	77,954
15,628	Kroger (The) Co.	402,890
365	PriceSmart, Inc.	21,831
3,522	Sprouts Farmers Market, Inc. (a)	75,441
2,173	US Foods Holding Corp. (a)	79,423
4,861	Walgreens Boots Alliance, Inc.	260,404
2,681	Weis Markets, Inc.	112,736
		1,096,046

	Food Products — 1.8%
7,131	Archer-Daniels-Midland Co.	318,043
3,585	B&G Foods, Inc. (b)	93,210
2,144	Bunge Ltd.	112,367
5,544	Conagra Brands, Inc.	170,644
5,256	Darling Ingredients, Inc. (a)	114,633
794	Fresh Del Monte Produce, Inc.	23,431
1,718	Hostess Brands, Inc. (a)	23,021
1,202	Ingredion, Inc.	113,889
1,320	J.M. Smucker (The) Co.	161,872
1,305	Kellogg Co.	78,692
1,702	Pilgrim’s Pride Corp. (a)	45,801

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
4,430	Tyson Foods, Inc., Class A	$332,294
		1,587,897

	Gas Utilities — 0.3%
727	Atmos Energy Corp.	74,401
922	Southwest Gas Holdings, Inc.	76,701
461	Spire, Inc.	38,812
1,351	UGI Corp.	73,643
		263,557

	Health Care Equipment & Supplies — 0.1%
822	Medtronic PLC	73,002

	Health Care Providers & Services — 1.7%
1,611	AMN Healthcare Services, Inc. (a)	83,869
1,410	Centene Corp. (a)	72,700
466	Cigna Corp.	74,019
1,245	Henry Schein, Inc. (a)	79,755
1,468	Laboratory Corp. of America Holdings (a)	234,762
664	Magellan Health, Inc. (a)	46,480
6,980	MEDNAX, Inc. (a)	195,231
849	National HealthCare Corp.	64,040
2,003	Patterson Cos., Inc.	43,745
2,498	Quest Diagnostics, Inc.	240,757
3,106	Select Medical Holdings Corp. (a)	44,633
4,985	Tivity Health, Inc. (a)	107,776
1,679	Universal Health Services, Inc., Class B	213,015
		1,500,782

	Health Care Technology — 0.2%
2,251	Allscripts Healthcare Solutions, Inc. (a)	22,217
2,688	Cerner Corp. (a)	178,618
		200,835

	Hotels, Restaurants & Leisure — 2.7%
5,135	Aramark	159,596
1,386	Boyd Gaming Corp.	39,889
13,095	Caesars Entertainment Corp. (a)	122,569
7,580	Carnival Corp.	415,839
895	Cheesecake Factory (The), Inc.	44,410
235	Cracker Barrel Old Country Store, Inc.	39,654
3,689	Hilton Grand Vacations, Inc. (a)	118,196
2,613	Hyatt Hotels Corp., Class A	200,495
2,508	International Speedway Corp., Class A	110,653
1,228	Las Vegas Sands Corp.	82,337
5,993	MGM Resorts International	159,594
5,596	Norwegian Cruise Line Holdings Ltd. (a)	315,558
3,774	Penn National Gaming, Inc. (a)	81,783
831	Red Rock Resorts, Inc., Class A	22,420

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
2,683	Royal Caribbean Cruises Ltd.	$324,482
3,424	Yum China Holdings, Inc.	162,777
		2,400,252

	Household Durables — 3.2%
372	Cavco Industries, Inc. (a)	46,415
9,291	D.R. Horton, Inc.	411,684
867	Garmin Ltd.	74,337
443	Installed Building Products, Inc. (a)	21,277
4,527	KB Home	117,295
1,952	La-Z-Boy, Inc.	64,026
898	Leggett & Platt, Inc.	35,345
7,831	Lennar Corp., Class A	407,447
1,453	LGI Homes, Inc. (a)	100,707
3,765	M.D.C. Holdings, Inc.	115,058
2,447	Meritage Homes Corp. (a)	125,164
3,048	Mohawk Industries, Inc. (a)	415,290
56	NVR, Inc. (a)	176,539
6,783	PulteGroup, Inc.	213,393
6,164	Taylor Morrison Home Corp., Class A (a)	119,335
5,239	Toll Brothers, Inc.	199,606
675	TopBuild Corp. (a)	48,080
8,657	TRI Pointe Group, Inc. (a)	112,974
2,518	Tupperware Brands Corp.	59,928
		2,863,900

	Household Products — 0.1%
3,765	Central Garden & Pet Co., Class A (a)	92,167
692	Spectrum Brands Holdings, Inc.	42,607
		134,774

	Independent Power and Renewable Electricity Producers — 0.1%
2,897	Clearway Energy, Inc., Class C	45,975
688	Ormat Technologies, Inc.	40,152
		86,127

	Industrial Conglomerates — 0.1%
309	Carlisle Cos., Inc.	43,699
471	Honeywell International, Inc.	81,780
		125,479

	Insurance — 5.1%
3,076	Aflac, Inc.	154,969
1,633	Allstate (The) Corp.	161,765
5,615	American Equity Investment Life Holding Co.	165,137
7,142	American International Group, Inc.	339,745
314	American National Insurance Co.	35,573
2,316	Arch Capital Group Ltd. (a)	78,234
4,269	Assured Guaranty Ltd.	203,631
3,719	Athene Holding Ltd., Class A (a)	167,950
5,226	Brighthouse Financial, Inc. (a)	218,395

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
1,098	Chubb Ltd.	$159,430
2,182	Employers Holdings, Inc.	93,651
4,207	Fidelity National Financial, Inc.	168,070
2,210	First American Financial Corp.	126,103
4,517	Hartford Financial Services Group (The), Inc.	236,284
5,239	Lincoln National Corp.	349,546
1,562	Loews Corp.	80,115
7,225	MetLife, Inc.	333,289
3,197	National General Holdings Corp.	78,806
334	National Western Life Group, Inc., Class A	89,084
1,813	Old Republic International Corp.	40,539
4,475	Principal Financial Group, Inc.	255,791
2,444	Prudential Financial, Inc.	258,355
1,582	Reinsurance Group of America, Inc.	239,689
246	Safety Insurance Group, Inc.	22,858
1,877	Torchmark Corp.	164,538
1,121	Travelers (The) Cos., Inc.	161,144
2,242	Unum Group	82,775
1,326	W.R. Berkley Corp.	81,284
		4,546,750

	Interactive Media & Services — 0.1%
2,825	Cars.com, Inc. (a)	58,788

	Internet & Direct Marketing Retail — 0.6%
4,141	eBay, Inc.	160,464
24,058	Qurate Retail, Inc. (a)	410,189
		570,653

	IT Services — 1.4%
879	Alliance Data Systems Corp.	140,728
417	CACI International, Inc., Class A (a)	81,290
2,123	Cognizant Technology Solutions Corp., Class A	154,894
1,018	CoreLogic, Inc. (a)	41,341
508	CSG Systems International, Inc.	22,682
5,978	DXC Technology Co.	392,994
531	International Business Machines Corp.	74,483
4,585	KBR, Inc.	101,879
1,184	Leidos Holdings, Inc.	87,000
810	ManTech International Corp., Class A	50,212
534	MAXIMUS, Inc.	39,329
1,256	NIC, Inc.	21,679
1,451	Presidio, Inc.	21,794
2,278	Sykes Enterprises, Inc. (a)	63,214
		1,293,519

	Leisure Products — 0.4%
1,891	Acushnet Holdings Corp.	47,672
1,507	Brunswick Corp.	77,173
4,043	Callaway Golf Co.	70,995
899	Polaris Industries, Inc.	86,664

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
825	Sturm Ruger & Co., Inc.	$46,192
		328,696

	Life Sciences Tools & Services — 0.2%
931	Agilent Technologies, Inc.	73,084
2,253	Cambrex Corp. (a)	96,924
		170,008

	Machinery — 3.5%
1,636	AGCO Corp.	115,796
645	Alamo Group, Inc.	66,848
1,410	Altra Industrial Motion Corp.	52,861
2,213	Barnes Group, Inc.	123,087
1,135	Caterpillar, Inc.	158,242
3,834	Colfax Corp. (a)	115,672
896	Crane Co.	76,205
1,948	Cummins, Inc.	323,933
333	EnPro Industries, Inc.	24,748
1,364	Gardner Denver Holdings, Inc. (a)	46,035
3,395	Greenbrier (The) Cos., Inc.	120,624
522	Illinois Tool Works, Inc.	81,239
694	Ingersoll-Rand PLC	85,091
1,308	ITT, Inc.	79,199
4,129	Kennametal, Inc.	168,050
4,301	Meritor, Inc. (a)	104,342
5,690	Milacron Holdings Corp. (a)	83,131
685	Mueller Industries, Inc.	19,981
2,020	Oshkosh Corp.	166,832
4,514	PACCAR, Inc.	323,518
896	Parker-Hannifin Corp.	162,248
1,435	Snap-on, Inc.	241,482
673	SPX FLOW, Inc. (a)	24,188
596	Standex International Corp.	39,378
3,478	Timken (The) Co.	166,770
6,982	Trinity Industries, Inc.	150,532
266	Watts Water Technologies, Inc., Class A	22,767
		3,142,799

	Marine — 0.1%
1,785	Matson, Inc.	70,704

	Media — 2.0%
4,725	CBS Corp., Class B	242,251
443	Charter Communications, Inc., Class A (a)	164,437
5,618	Comcast Corp., Class A	244,551
8,312	Discovery, Inc., Class A (a)	256,841
5,985	DISH Network Corp., Class A (a)	210,193
6,111	Gannett Co., Inc.	57,016
3,611	Interpublic Group of Cos. (The), Inc.	83,053
1,457	John Wiley & Sons, Inc., Class A	67,284
5,851	Liberty Latin America Ltd., Class C (a)	121,935

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
3,049	News Corp., Class A	$37,869
1,620	Scholastic Corp.	64,606
2,275	Sinclair Broadcast Group, Inc., Class A	104,172
6,208	TEGNA, Inc.	98,831
		1,753,039

	Metals & Mining — 2.7%
15,915	AK Steel Holding Corp. (a)	38,514
6,735	Alcoa Corp. (a)	179,690
5,934	Allegheny Technologies, Inc. (a)	147,875
1,909	Carpenter Technology Corp.	94,820
15,188	Cleveland-Cliffs, Inc.	151,728
10,727	Coeur Mining, Inc. (a)	38,724
5,125	Commercial Metals Co.	88,611
395	Compass Minerals International, Inc.	22,669
29,825	Freeport-McMoRan, Inc.	367,146
28,005	Hecla Mining Co.	58,811
418	Kaiser Aluminum Corp.	41,131
4,299	Newmont Goldcorp Corp.	133,527
6,589	Nucor Corp.	376,034
2,101	Reliance Steel & Aluminum Co.	193,208
5,377	Steel Dynamics, Inc.	170,343
9,731	United States Steel Corp.	151,804
3,599	Warrior Met Coal, Inc.	111,569
1,173	Worthington Industries, Inc.	47,073
		2,413,277

	Mortgage Real Estate Investment Trusts — 0.7%
4,810	Apollo Commercial Real Estate Finance, Inc.	90,139
8,096	Chimera Investment Corp.	155,200
20,870	MFA Financial, Inc.	156,734
11,216	New Residential Investment Corp.	188,541
		590,614

	Multiline Retail — 1.2%
2,302	Big Lots, Inc.	85,542
1,519	Dillard’s, Inc., Class A	103,976
628	Dollar General Corp.	79,185
4,472	Kohl’s Corp.	317,959
7,893	Macy’s, Inc.	185,801
2,564	Nordstrom, Inc.	105,175
2,798	Target Corp.	216,621
		1,094,259

	Multi-Utilities — 0.8%
2,801	Avista Corp.	120,835
2,439	CenterPoint Energy, Inc.	75,609
2,648	Consolidated Edison, Inc.	228,152
1,233	DTE Energy Co.	155,000
1,616	NorthWestern Corp.	112,878
		692,474

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 7.7%
17,183	Antero Resources Corp. (a)	$124,577
6,480	Apache Corp.	213,257
1,199	Arch Coal, Inc., Class A	116,279
14,493	Callon Petroleum Co. (a)	108,842
8,775	Carrizo Oil & Gas, Inc. (a)	112,495
36,708	Chesapeake Energy Corp. (a)	106,820
3,121	Chevron Corp.	374,707
2,713	Cimarex Energy Co.	186,275
10,160	CNX Resources Corp. (a)	91,034
3,465	Concho Resources, Inc.	399,792
1,511	Contura Energy, Inc. (a)	85,145
5,208	Delek US Holdings, Inc.	193,008
53,375	Denbury Resources, Inc. (a)	119,026
12,181	Devon Energy Corp.	391,497
3,806	Exxon Mobil Corp.	305,546
13,643	Gulfport Energy Corp. (a)	89,362
7,803	HollyFrontier Corp.	372,437
11,224	Kinder Morgan, Inc.	223,021
23,007	Marathon Oil Corp.	392,039
6,423	Marathon Petroleum Corp.	390,968
6,473	Murphy Oil Corp.	176,325
9,082	Noble Energy, Inc.	245,759
18,116	Oasis Petroleum, Inc. (a)	110,508
3,654	PBF Energy, Inc., Class A	122,701
6,695	Peabody Energy Corp.	192,615
4,040	Phillips 66	380,851
3,514	Roan Resources, Inc. (a)	19,924
5,939	SemGroup Corp., Class A	77,563
6,256	SM Energy Co.	99,658
23,330	Southwestern Energy Co. (a)	92,154
21,371	SRC Energy, Inc. (a)	131,432
4,120	Talos Energy, Inc. (a)	122,364
1,802	Targa Resources Corp.	72,350
4,532	Valero Energy Corp.	410,871
7,255	Whiting Petroleum Corp. (a)	198,714
3,030	World Fuel Services Corp.	93,476
		6,943,392

	Paper & Forest Products — 0.6%
2,407	Boise Cascade Co.	66,650
3,820	Domtar Corp.	186,798
7,779	Louisiana-Pacific Corp.	194,864
1,664	Schweitzer-Mauduit International, Inc.	59,188
		507,500

	Personal Products — 0.1%
997	Edgewell Personal Care Co. (a)	41,106
793	Nu Skin Enterprises, Inc., Class A	40,340
		81,446

	Pharmaceuticals — 0.6%
3,223	Bristol-Myers Squibb Co.	149,644
10,852	Mylan N.V. (a)	292,895
1,575	Perrigo Co. PLC	75,474

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
718	Prestige Consumer Healthcare, Inc. (a)	$21,124
		539,137

	Professional Services — 0.5%
597	ASGN, Inc. (a)	37,635
2,162	CBIZ, Inc. (a)	41,748
282	ICF International, Inc.	21,959
1,835	ManpowerGroup, Inc.	176,234
2,248	Navigant Consulting, Inc.	51,322
582	Robert Half International, Inc.	36,136
3,703	TrueBlue, Inc. (a)	89,465
		454,499

	Real Estate Management & Development — 0.5%
4,542	CBRE Group, Inc., Class A (a)	236,502
738	Jones Lang LaSalle, Inc.	114,073
9,598	Realogy Holdings Corp.	124,966
		475,541

	Road & Rail — 1.7%
306	AMERCO	114,190
3,554	ArcBest Corp.	108,610
616	Avis Budget Group, Inc. (a)	21,899
1,306	Genesee & Wyoming, Inc., Class A (a)	115,777
3,341	Heartland Express, Inc.	65,751
1,518	J.B. Hunt Transport Services, Inc.	143,420
1,326	Kansas City Southern	163,284
5,803	Knight-Swift Transportation Holdings, Inc.	193,530
6,137	Marten Transport Ltd.	121,390
3,060	Ryder System, Inc.	192,780
1,433	Saia, Inc. (a)	92,271
5,198	Schneider National, Inc., Class B	108,638
3,204	Werner Enterprises, Inc.	107,334
		1,548,874

	Semiconductors & Semiconductor Equipment — 2.0%
881	Advanced Energy Industries, Inc. (a)	50,887
12,812	Amkor Technology, Inc. (a)	116,077
7,755	Applied Materials, Inc.	341,763
1,040	Cirrus Logic, Inc. (a)	49,483
10,169	Cypress Semiconductor Corp.	174,704
1,436	First Solar, Inc. (a)	88,357
9,302	Micron Technology, Inc. (a)	391,242
1,631	MKS Instruments, Inc.	148,437
3,729	Skyworks Solutions, Inc.	328,823
1,904	Teradyne, Inc.	93,296
		1,783,069

	Software — 0.1%
5,201	Avaya Holdings Corp. (a)	99,235
435	Ebix, Inc.	21,959
		121,194

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 3.5%
1,442	Aaron’s, Inc.	$80,305
2,350	Abercrombie & Fitch Co., Class A	70,242
6,844	American Eagle Outfitters, Inc.	162,750
929	Asbury Automotive Group, Inc. (a)	74,487
2,451	At Home Group, Inc. (a)	57,574
5,310	AutoNation, Inc. (a)	222,648
6,440	Bed Bath & Beyond, Inc.	107,612
3,161	Best Buy Co., Inc.	235,210
1,073	CarMax, Inc. (a)	83,544
662	Children’s Place (The), Inc.	74,687
5,152	Dick’s Sporting Goods, Inc.	190,624
2,504	Foot Locker, Inc.	143,254
14,685	Gap (The), Inc.	382,985
1,691	Group 1 Automotive, Inc.	132,422
4,126	L Brands, Inc.	105,791
944	Lithia Motors, Inc., Class A	107,163
7,665	Michaels Cos. (The), Inc. (a)	86,155
752	Murphy USA, Inc. (a)	64,273
24,114	Office Depot, Inc.	57,874
13,781	Party City Holdco, Inc. (a)	92,333
4,248	Penske Automotive Group, Inc.	195,068
709	Tiffany & Co.	76,444
6,399	Urban Outfitters, Inc. (a)	190,242
2,022	Williams-Sonoma, Inc.	115,598
		3,109,285

	Technology Hardware, Storage & Peripherals — 1.5%
19,932	Hewlett Packard Enterprise Co.	315,125
11,559	HP, Inc.	230,602
6,422	Seagate Technology PLC	310,311
7,999	Western Digital Corp.	408,909
3,558	Xerox Corp.	118,695
		1,383,642

	Textiles, Apparel & Luxury Goods — 0.9%
376	Carter’s, Inc.	39,822
1,612	G-III Apparel Group Ltd. (a)	69,558
4,243	Hanesbrands, Inc.	76,671
582	Oxford Industries, Inc.	48,341
1,244	PVH Corp.	160,464
292	Ralph Lauren Corp.	38,421
2,257	Skechers U.S.A., Inc., Class A (a)	71,457
1,121	Steven Madden Ltd.	40,748
9,466	Tapestry, Inc.	305,468
		850,950

	Thrifts & Mortgage Finance — 1.3%
741	Axos Financial, Inc. (a)	24,246
4,365	Essent Group Ltd. (a)	207,119
1,330	Flagstar Bancorp, Inc.	47,547
4,448	Meta Financial Group, Inc.	114,580
14,379	MGIC Investment Corp. (a)	210,509
6,557	New York Community Bancorp, Inc.	76,258

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
965	PennyMac Financial Services, Inc.	$21,519
829	Provident Financial Services, Inc.	21,985
9,145	Radian Group, Inc.	214,176
2,149	Walker & Dunlop, Inc.	118,088
2,230	Washington Federal, Inc.	73,902
		1,129,929

	Tobacco — 0.2%
1,304	Altria Group, Inc.	70,846
1,519	Universal Corp.	81,814
		152,660

	Trading Companies & Distributors — 1.9%
5,521	Air Lease Corp.	212,890
5,406	Aircastle Ltd.	107,688
1,361	Beacon Roofing Supply, Inc. (a)	51,255
6,192	BMC Stock Holdings, Inc. (a)	127,431
1,987	GATX Corp.	153,257
2,565	H&E Equipment Services, Inc.	78,002
1,652	Herc Holdings, Inc. (a)	79,560
1,228	MRC Global, Inc. (a)	21,281
917	MSC Industrial Direct Co., Inc., Class A	76,707
1,538	NOW, Inc. (a)	22,486
2,617	Rush Enterprises, Inc., Class A	110,987
3,365	United Rentals, Inc. (a)	474,196
1,712	Univar, Inc. (a)	38,229
2,064	WESCO International, Inc. (a)	118,143
		1,672,112

	Transportation Infrastructure — 0.2%
3,681	Macquarie Infrastructure Corp.	149,117

	Wireless Telecommunication Services — 0.2%
6,172	Telephone & Data Systems, Inc.	196,763
	Total Common Stocks — 99.8%	89,461,671
	(Cost $86,716,505)

	Money Market Funds — 0.3%
250,820	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.32% (c)	250,820
	(Cost $250,820)

Principal Value	Description	Value

	Repurchase Agreements — 0.1%
$103,856	JPMorgan Chase & Co., 2.68% (c), dated 04/30/19, due 05/01/19, with a maturity value of $103,863. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 09/30/23. The value of the collateral including accrued interest is $106,177. (d)	$103,856
	(Cost $103,856)
	Total Investments — 100.2%	89,816,347
	(Cost $87,071,181) (e)
	Net Other Assets and Liabilities — (0.2)%	(143,214)
	Net Assets — 100.0%	$89,673,133

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $68,066 and the total value of the collateral held by the Fund is $103,856.
(c)	Rate shown reflects yield as of April 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,783,691 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,038,525. The net unrealized appreciation was $2,745,166.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$89,461,671	$—	$—
Money Market Funds	250,820	—	—
Repurchase Agreements	—	103,856	—
Total Investments	$89,712,491	$103,856	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.8%
4,582	Aerojet Rocketdyne Holdings, Inc. (a)	$155,147
673	Aerovironment, Inc. (a)	46,141
2,992	Axon Enterprise, Inc. (a)	189,992
1,264	Boeing (The) Co.	477,400
6,957	HEICO Corp.	734,172
8,844	Kratos Defense & Security Solutions, Inc. (a)	140,443
6,352	Mercury Systems, Inc. (a)	463,823
1,030	Teledyne Technologies, Inc. (a)	255,965
1,817	TransDigm Group, Inc. (a)	876,739
		3,339,822

	Air Freight & Logistics — 0.5%
1,999	Air Transport Services Group, Inc. (a)	47,036
8,695	Expeditors International of Washington, Inc.	690,557
2,902	Forward Air Corp.	183,755
		921,348

	Airlines — 0.2%
7,700	Spirit Airlines, Inc. (a)	418,726

	Auto Components — 0.3%
2,772	Dorman Products, Inc. (a)	243,021
3,360	Fox Factory Holding Corp. (a)	260,736
		503,757

	Automobiles — 0.1%
1,179	Tesla, Inc. (a) (b)	281,416

	Banks — 1.1%
884	BancFirst Corp.	49,858
1,935	CenterState Bank Corp.	47,756
605	City Holding Co.	48,025
1,130	Enterprise Financial Services Corp.	48,070
2,702	First Bancorp	102,433
20,490	First BanCorp	231,537
1,409	First Financial Bankshares, Inc.	86,682
1,249	First Merchants Corp.	45,801
3,285	First Republic Bank	346,962
1,159	Independent Bank Corp.	92,986
2,077	Lakeland Financial Corp.	99,177
2,824	National Bank Holdings Corp., Class A	107,990
1,365	ServisFirst Bancshares, Inc.	46,328
2,826	Southside Bancshares, Inc.	99,277
8,739	Sterling Bancorp	187,189
723	SVB Financial Group (a)	181,993
606	Tompkins Financial Corp.	48,886
3,878	Veritex Holdings, Inc.	102,806
746	Westamerica Bancorporation	47,908
		2,021,664

Shares	Description	Value

	Common Stocks (Continued)
	Beverages — 0.4%
797	Boston Beer (The) Co., Inc., Class A (a)	$247,078
816	Coca-Cola Consolidated, Inc.	265,224
1,311	PepsiCo, Inc.	167,874
		680,176

	Biotechnology — 3.8%
15,159	ACADIA Pharmaceuticals, Inc. (a)	364,574
2,414	Agios Pharmaceuticals, Inc. (a)	134,991
2,231	Alkermes PLC (a)	67,644
13,813	Amicus Therapeutics, Inc. (a)	184,266
16,694	Array BioPharma, Inc. (a)	377,451
10,237	Arrowhead Pharmaceuticals, Inc. (a)	184,061
5,661	BioCryst Pharmaceuticals, Inc. (a)	42,061
1,552	Bluebird Bio, Inc. (a)	220,120
3,051	Blueprint Medicines Corp. (a)	230,686
5,960	CareDx, Inc. (a)	162,172
3,784	Clovis Oncology, Inc. (a)	69,134
3,378	Coherus Biosciences, Inc. (a)	53,778
2,458	Enanta Pharmaceuticals, Inc. (a)	214,313
9,525	Exact Sciences Corp. (a)	940,022
13,681	Exelixis, Inc. (a)	268,969
7,867	Fate Therapeutics, Inc. (a)	132,166
2,995	FibroGen, Inc. (a)	139,956
3,486	Genomic Health, Inc. (a)	224,254
7,674	Incyte Corp. (a)	589,363
728	Intercept Pharmaceuticals, Inc. (a)	62,739
10,026	Invitae Corp. (a)	236,814
4,011	Ionis Pharmaceuticals, Inc. (a)	298,138
3,406	Ironwood Pharmaceuticals, Inc. (a)	40,497
924	Neurocrine Biosciences, Inc. (a)	66,750
6,767	Portola Pharmaceuticals, Inc. (a)	238,875
2,495	PTC Therapeutics, Inc. (a)	93,363
3,563	Puma Biotechnology, Inc. (a)	114,444
391	Regeneron Pharmaceuticals, Inc. (a)	134,168
3,278	REGENXBIO, Inc. (a)	165,211
3,180	Repligen Corp. (a)	214,268
1,348	Sarepta Therapeutics, Inc. (a)	157,635
6,581	Seattle Genetics, Inc. (a)	446,060
2,708	Ultragenyx Pharmaceutical, Inc. (a)	178,728
3,149	uniQure N.V. (a)	176,942
		7,224,613

	Building Products — 1.0%
4,068	AAON, Inc.	204,254
1,788	Advanced Drainage Systems, Inc.	50,153
1,795	Allegion PLC	178,118
4,100	Armstrong World Industries, Inc.	355,347
3,120	Lennox International, Inc.	846,924
1,373	Simpson Manufacturing Co., Inc.	87,433
1,323	Trex Co., Inc. (a)	91,644
		1,813,873

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets — 1.8%
4,141	Blucora, Inc. (a)	$144,935
2,222	Cohen & Steers, Inc.	111,433
3,578	Evercore, Inc., Class A	348,605
1,312	FactSet Research Systems, Inc.	361,941
1,057	Hamilton Lane, Inc., Class A	51,645
3,015	Houlihan Lokey, Inc.	148,700
4,675	LPL Financial Holdings, Inc.	346,371
662	MarketAxess Holdings, Inc.	184,254
887	Moody’s Corp.	174,402
1,938	Morningstar, Inc.	278,006
3,319	MSCI, Inc.	748,036
763	S&P Global, Inc.	168,364
6,487	TCG BDC, Inc.	97,045
10,282	Virtu Financial, Inc., Class A	252,732
		3,416,469

	Chemicals — 2.1%
3,229	Axalta Coating Systems Ltd. (a)	87,118
877	Balchem Corp.	89,024
6,572	Chemours (The) Co.	236,658
3,739	Ecolab, Inc.	688,275
7,302	Ferro Corp. (a)	130,487
10,740	FMC Corp.	849,104
3,854	Ingevity Corp. (a)	443,249
375	NewMarket Corp.	157,342
1,423	PPG Industries, Inc.	167,202
6,192	PQ Group Holdings, Inc. (a)	97,896
1,219	Quaker Chemical Corp.	272,837
1,402	RPM International, Inc.	85,031
373	Sherwin-Williams (The) Co.	169,652
4,386	Valvoline, Inc.	81,141
4,172	WR Grace & Co.	315,320
		3,870,336

	Commercial Services & Supplies — 2.2%
6,709	Advanced Disposal Services, Inc. (a)	216,969
2,978	Brady Corp., Class A	145,297
6,603	Casella Waste Systems, Inc., Class A (a)	246,424
1,633	Cintas Corp.	354,590
5,690	Clean Harbors, Inc. (a)	432,440
10,893	Copart, Inc. (a)	733,317
13,565	Covanta Holding Corp.	245,120
1,586	KAR Auction Services, Inc.	89,577
2,443	McGrath RentCorp	151,466
2,362	MSA Safety, Inc.	259,607
4,105	Republic Services, Inc.	339,976
3,860	Rollins, Inc.	149,266
823	US Ecology, Inc.	50,211
6,352	Waste Management, Inc.	681,824
		4,096,084

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment — 1.5%
2,624	Arista Networks, Inc. (a)	$819,449
8,720	Ciena Corp. (a)	334,499
1,440	Lumentum Holdings, Inc. (a)	89,237
5,875	Motorola Solutions, Inc.	851,346
2,719	Ubiquiti Networks, Inc.	463,454
18,967	Viavi Solutions, Inc. (a)	252,261
		2,810,246

	Construction & Engineering — 0.2%
4,482	Comfort Systems USA, Inc.	242,476
12,464	WillScot Corp. (a)	167,890
		410,366

	Consumer Finance — 0.7%
6,039	American Express Co.	707,952
721	Credit Acceptance Corp. (a)	357,774
2,823	FirstCash, Inc.	275,751
		1,341,477

	Containers & Packaging — 0.6%
2,295	AptarGroup, Inc.	255,296
14,259	Ball Corp.	854,684
		1,109,980

	Distributors — 0.1%
987	Pool Corp.	181,351

	Diversified Consumer Services — 0.6%
1,921	Bright Horizons Family Solutions, Inc. (a)	246,176
10,677	Chegg, Inc. (a)	380,635
711	Grand Canyon Education, Inc. (a)	82,398
12,920	Houghton Mifflin Harcourt Co. (a)	92,119
6,880	K12, Inc. (a)	207,226
1,221	Sotheby’s (a)	51,502
715	Strategic Education, Inc.	102,495
		1,162,551

	Diversified Telecommunication Services — 0.3%
2,548	Cogent Communications Holdings, Inc.	140,726
8,881	Iridium Communications, Inc. (a)	243,872
4,589	Vonage Holdings Corp. (a)	44,605
2,864	Zayo Group Holdings, Inc. (a)	89,615
		518,818

	Electric Utilities — 1.0%
3,409	Alliant Energy Corp.	161,007
5,755	American Electric Power Co., Inc.	492,340
5,040	Entergy Corp.	488,376
818	IDACORP, Inc.	80,998
1,382	MGE Energy, Inc.	93,686

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
831	NextEra Energy, Inc.	$161,580
5,663	OGE Energy Corp.	239,771
1,885	Otter Tail Corp.	96,701
		1,814,459

	Electrical Equipment — 0.7%
5,809	AMETEK, Inc.	512,180
8,725	Atkore International Group, Inc. (a)	216,031
4,767	Generac Holdings, Inc. (a)	262,137
16,701	Sunrun, Inc. (a)	254,022
1,485	Vicor Corp. (a)	55,702
		1,300,072

	Electronic Equipment, Instruments & Components — 2.5%
3,493	Amphenol Corp., Class A	347,763
2,484	Badger Meter, Inc.	137,812
8,561	CDW Corp.	904,042
1,601	Cognex Corp.	80,738
4,707	CTS Corp.	140,975
3,588	Fabrinet (a)	217,146
2,522	II-VI, Inc. (a)	100,476
9,460	Keysight Technologies, Inc. (a)	823,304
892	Littelfuse, Inc.	179,337
2,680	OSI Systems, Inc. (a)	241,548
11,930	Trimble, Inc. (a)	486,983
7,484	Vishay Intertechnology, Inc.	148,258
3,937	Zebra Technologies Corp., Class A (a)	831,258
		4,639,640

	Energy Equipment & Services — 0.7%
5,277	Cactus, Inc., Class A (a)	191,555
22,259	Frank’s International N.V. (a)	129,993
17,250	Keane Group, Inc. (a)	180,952
8,982	Liberty Oilfield Services, Inc., Class A (b)	133,922
12,624	McDermott International, Inc. (a)	102,128
23,225	Patterson-UTI Energy, Inc.	315,628
10,418	ProPetro Holding Corp. (a)	230,550
		1,284,728

	Entertainment — 1.2%
21,464	Glu Mobile, Inc. (a)	234,816
12,984	Live Nation Entertainment, Inc. (a)	848,375
278	Madison Square Garden (The) Co., Class A (a)	86,858
1,351	Netflix, Inc. (a)	500,599
2,814	World Wrestling Entertainment, Inc., Class A	235,954
76,362	Zynga, Inc., Class A (a)	432,209
		2,338,811

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts — 7.4%
3,444	Acadia Realty Trust	$97,259
1,993	Agree Realty Corp.	130,482
250	Alexander’s, Inc.	94,907
3,014	American Assets Trust, Inc.	139,217
5,133	American Campus Communities, Inc.	242,278
7,165	American Homes 4 Rent, Class A	171,817
3,349	American Tower Corp.	654,060
10,672	Americold Realty Trust	341,611
1,619	Apartment Investment & Management Co., Class A	79,914
5,133	Brandywine Realty Trust	78,997
8,007	CareTrust REIT, Inc.	194,170
30,602	Colony Capital, Inc.	157,294
761	CoreSite Realty Corp.	83,261
2,982	Corporate Office Properties Trust	83,138
16,853	Cousins Properties, Inc.	161,283
3,765	Crown Castle International Corp.	473,562
2,541	CubeSmart	81,083
1,350	Digital Realty Trust, Inc.	158,908
4,028	Douglas Emmett, Inc.	165,913
5,254	Duke Realty Corp.	163,504
2,187	EastGroup Properties, Inc.	250,040
4,234	EPR Properties	333,893
728	Equinix, Inc.	331,022
2,887	Equity LifeStyle Properties, Inc.	336,913
556	Essex Property Trust, Inc.	157,070
1,577	Extra Space Storage, Inc.	163,519
4,604	First Industrial Realty Trust, Inc.	162,383
3,173	Four Corners Property Trust, Inc.	90,240
4,221	Gaming and Leisure Properties, Inc.	170,444
4,316	Getty Realty Corp.	139,968
7,327	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	194,825
10,543	HCP, Inc.	313,971
2,535	Healthcare Realty Trust, Inc.	78,281
5,694	Healthcare Trust of America, Inc., Class A	157,040
1,740	Highwoods Properties, Inc.	77,569
12,811	Independence Realty Trust, Inc.	135,668
19,810	Invitation Homes, Inc.	492,477
4,531	Iron Mountain, Inc.	147,167
5,906	JBG SMITH Properties	251,300
1,072	Kilroy Realty Corp.	82,447
13,200	Kimco Realty Corp.	229,548
2,054	Lamar Advertising Co., Class A	169,804
10,367	Lexington Realty Trust	94,029
1,681	Liberty Property Trust	83,445
1,006	LTC Properties, Inc.	45,330
13,193	Medical Properties Trust, Inc.	230,350
2,939	National Retail Properties, Inc.	154,650
3,294	National Storage Affiliates Trust	96,382
4,267	Omega Healthcare Investors, Inc.	151,009
12,983	Physicians Realty Trust	234,473

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
6,630	Piedmont Office Realty Trust, Inc., Class A	$138,037
1,219	PotlatchDeltic Corp.	47,127
1,557	PS Business Parks, Inc.	239,186
3,072	QTS Realty Trust, Inc., Class A	139,315
4,486	Realty Income Corp.	314,065
2,380	Regency Centers Corp.	159,865
2,657	Retail Opportunity Investments Corp.	46,630
6,820	Rexford Industrial Realty, Inc.	258,410
1,980	Ryman Hospitality Properties, Inc.	157,608
8,362	Sabra Health Care REIT, Inc.	163,561
2,414	SBA Communications Corp. (a)	491,804
2,114	Seritage Growth Properties, Class A (b)	94,263
5,491	STAG Industrial, Inc.	158,031
4,860	STORE Capital Corp.	161,935
2,784	Sun Communities, Inc.	342,655
2,234	Terreno Realty Corp.	99,748
3,534	UDR, Inc.	158,853
1,241	Universal Health Realty Income Trust	100,546
5,172	Ventas, Inc.	316,061
19,451	VEREIT, Inc.	160,665
11,161	VICI Properties, Inc.	254,471
6,211	Welltower, Inc.	462,906
2,051	WP Carey, Inc.	162,685
		13,936,342

	Food & Staples Retailing — 0.1%
4,452	Chefs’ Warehouse (The), Inc. (a)	145,491

	Food Products — 1.8%
3,097	Cal-Maine Foods, Inc.	127,318
5,553	Freshpet, Inc. (a)	247,997
1,399	Hershey (The) Co.	174,665
10,768	Hormel Foods Corp.	430,074
1,025	J&J Snack Foods Corp.	161,109
6,432	Lamb Weston Holdings, Inc.	450,562
1,039	Lancaster Colony Corp.	154,510
3,200	McCormick & Co., Inc.	492,704
3,720	Post Holdings, Inc. (a)	419,542
9,123	Simply Good Foods (The) Co. (a)	204,902
5,044	Tootsie Roll Industries, Inc.	195,858
6,305	TreeHouse Foods, Inc. (a)	422,309
		3,481,550

	Gas Utilities — 0.6%
2,060	Chesapeake Utilities Corp.	190,838
5,341	National Fuel Gas Co.	316,241
6,540	New Jersey Resources Corp.	327,523
1,431	Northwest Natural Holding Co.	95,720
2,743	ONE Gas, Inc.	242,810
		1,173,132

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 4.7%
6,029	Abbott Laboratories	$479,667
1,161	Align Technology, Inc. (a)	376,954
157	Atrion Corp.	138,160
4,186	Boston Scientific Corp. (a)	155,384
4,859	Cardiovascular Systems, Inc. (a)	172,689
2,258	CONMED Corp.	180,708
1,627	Cooper (The) Cos., Inc.	471,700
4,739	CryoLife, Inc. (a)	145,298
6,249	Danaher Corp.	827,618
1,349	DexCom, Inc. (a)	163,323
2,519	Edwards Lifesciences Corp. (a)	443,520
2,996	Glaukos Corp. (a)	216,101
3,076	Hill-Rom Holdings, Inc.	311,968
13,637	Hologic, Inc. (a)	632,484
719	IDEXX Laboratories, Inc. (a)	166,808
856	Insulet Corp. (a)	73,830
1,079	Integer Holdings Corp. (a)	74,548
2,922	Integra LifeSciences Holdings Corp. (a)	152,499
578	Intuitive Surgical, Inc. (a)	295,144
1,253	iRhythm Technologies, Inc. (a)	95,616
2,355	Masimo Corp. (a)	306,503
3,950	Merit Medical Systems, Inc. (a)	221,911
2,211	Nevro Corp. (a)	136,441
6,759	Novocure Ltd. (a)	297,869
817	Orthofix Medical, Inc. (a)	44,763
1,661	Penumbra, Inc. (a)	223,405
3,587	Quidel Corp. (a)	229,353
2,747	STAAR Surgical Co. (a)	89,223
3,340	Stryker Corp.	630,959
2,622	Tactile Systems Technology, Inc. (a)	130,471
2,958	Tandem Diabetes Care, Inc. (a)	181,651
1,595	Teleflex, Inc.	456,457
739	West Pharmaceutical Services, Inc.	91,481
7,765	Wright Medical Group N.V. (a)	229,611
		8,844,117

	Health Care Providers & Services — 1.4%
2,642	Amedisys, Inc. (a)	337,700
3,000	BioTelemetry, Inc. (a)	163,200
509	Chemed Corp.	166,331
2,879	CorVel Corp. (a)	206,712
4,587	Ensign Group (The), Inc.	236,322
2,531	HCA Healthcare, Inc.	322,019
2,201	HealthEquity, Inc. (a)	149,118
2,937	LHC Group, Inc. (a)	326,330
2,294	Molina Healthcare, Inc. (a)	297,371
8,142	Tenet Healthcare Corp. (a)	178,310
650	UnitedHealth Group, Inc.	151,496
894	US Physical Therapy, Inc.	104,142
		2,639,051

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology — 1.0%
3,663	Evolent Health, Inc., Class A (a)	$49,634
4,668	HMS Holdings Corp. (a)	142,047
11,121	Inovalon Holdings, Inc., Class A (a)	150,467
1,111	Medidata Solutions, Inc. (a)	100,368
5,581	NextGen Healthcare, Inc. (a)	104,867
2,905	Omnicell, Inc. (a)	233,446
817	Tabula Rasa HealthCare, Inc. (a)	43,513
2,928	Teladoc Health, Inc. (a)	166,545
6,502	Veeva Systems, Inc., Class A (a)	909,435
1,457	Vocera Communications, Inc. (a)	46,405
		1,946,727

	Hotels, Restaurants & Leisure — 3.2%
975	BJ’s Restaurants, Inc.	48,662
4,593	Bloomin’ Brands, Inc.	91,814
4,233	Brinker International, Inc.	181,045
1,162	Chipotle Mexican Grill, Inc. (a)	799,502
902	Churchill Downs, Inc.	90,967
6,792	Darden Restaurants, Inc.	798,739
2,772	Dave & Buster’s Entertainment, Inc.	157,560
12,796	Denny’s Corp. (a)	238,262
2,572	Dine Brands Global, Inc.	228,034
623	Domino’s Pizza, Inc.	168,571
4,336	Dunkin’ Brands Group, Inc.	323,596
8,717	Eldorado Resorts, Inc. (a)	430,358
1,933	Hilton Worldwide Holdings, Inc.	168,152
569	Jack in the Box, Inc.	43,870
5,923	Planet Fitness, Inc., Class A (a)	448,371
2,256	Scientific Games Corp. (a)	52,181
7,292	SeaWorld Entertainment, Inc. (a)	194,113
3,176	Shake Shack, Inc., Class A (a)	194,689
11,098	Starbucks Corp.	862,093
1,309	Texas Roadhouse, Inc.	70,699
18,201	Wendy’s (The) Co.	338,721
2,471	Wingstop, Inc.	185,992
		6,115,991

	Household Durables — 0.3%
702	Helen of Troy Ltd. (a)	101,088
1,995	iRobot Corp. (a)	206,562
5,047	Roku, Inc. (a)	320,939
		628,589

	Household Products — 0.7%
9,266	Church & Dwight Co., Inc.	694,487
1,001	Clorox (The) Co.	159,890
4,632	Procter & Gamble (The) Co.	493,215
272	WD-40 Co.	45,764
		1,393,356

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers — 1.4%
45,632	AES Corp.	$781,220
15,537	NRG Energy, Inc.	639,658
10,673	Pattern Energy Group, Inc., Class A	246,760
13,672	TerraForm Power, Inc., Class A	185,392
31,695	Vistra Energy Corp.	863,689
		2,716,719

	Industrial Conglomerates — 0.4%
1,201	Raven Industries, Inc.	46,731
1,930	Roper Technologies, Inc.	694,221
		740,952

	Insurance — 1.4%
2,057	Arthur J. Gallagher & Co.	172,006
2,758	Brown & Brown, Inc.	87,567
3,767	eHealth, Inc. (a)	228,808
2,280	Erie Indemnity Co., Class A	431,650
4,276	Kemper Corp.	384,327
2,740	Kinsale Capital Group, Inc.	198,924
2,666	Primerica, Inc.	347,353
9,156	Progressive (The) Corp.	715,541
		2,566,176

	Interactive Media & Services — 1.5%
136	Alphabet, Inc., Class A (a)	163,059
2,983	ANGI Homeservices, Inc., Class A (a)	51,844
2,032	Cargurus, Inc. (a)	82,784
1,980	Facebook, Inc., Class A (a)	382,932
3,141	IAC/InterActiveCorp (a)	706,222
9,741	Liberty TripAdvisor Holdings, Inc., Class A (a)	143,582
5,752	Match Group, Inc.	347,421
10,323	QuinStreet, Inc. (a)	147,309
29,547	Snap, Inc., Class A (a) (b)	329,154
1,582	TripAdvisor, Inc. (a)	84,210
10,037	Twitter, Inc. (a)	400,577
		2,839,094

	Internet & Direct Marketing Retail — 1.1%
271	Amazon.com, Inc. (a)	522,087
6,055	Etsy, Inc. (a)	408,955
1,350	Expedia Group, Inc.	175,284
3,230	Liberty Expedia Holdings, Inc., Class A (a)	149,937
1,134	Shutterfly, Inc. (a)	49,703
2,964	Shutterstock, Inc.	119,894
6,654	Stitch Fix, Inc., Class A (a)	177,329
2,742	Wayfair, Inc., Class A (a)	444,615
		2,047,804

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 5.6%
4,132	Automatic Data Processing, Inc.	$679,260
2,987	Black Knight, Inc. (a)	168,527
7,001	Booz Allen Hamilton Holding Corp.	415,089
6,355	Endurance International Group Holdings, Inc. (a)	35,143
2,406	EPAM Systems, Inc. (a)	431,540
2,854	Euronet Worldwide, Inc. (a)	427,786
4,970	EVERTEC, Inc.	155,611
3,738	Fiserv, Inc. (a)	326,103
1,955	FleetCor Technologies, Inc. (a)	510,157
4,351	Gartner, Inc. (a)	691,678
2,417	Global Payments, Inc.	353,051
5,413	GTT Communications, Inc. (a) (b)	227,075
5,967	LiveRamp Holdings, Inc. (a)	348,055
2,803	Mastercard, Inc., Class A	712,635
2,768	MongoDB, Inc. (a)	390,067
4,920	Okta, Inc. (a)	511,828
6,010	Paychex, Inc.	506,703
7,945	PayPal Holdings, Inc. (a)	895,958
8,810	Square, Inc., Class A (a)	641,544
6,387	Twilio, Inc., Class A (a)	875,913
1,818	VeriSign, Inc. (a)	358,964
2,113	Visa, Inc., Class A	347,441
4,407	Western Union (The) Co.	85,672
1,696	WEX, Inc. (a)	356,669
		10,452,469

	Life Sciences Tools & Services — 3.3%
6,576	Accelerate Diagnostics, Inc. (a) (b)	128,232
799	Bio-Rad Laboratories, Inc., Class A (a)	240,443
1,230	Bio-Techne Corp.	251,646
8,471	Bruker Corp.	326,981
2,802	Charles River Laboratories International, Inc. (a)	393,597
9,150	Codexis, Inc. (a)	180,255
5,735	IQVIA Holdings, Inc. (a)	796,591
3,982	Medpace Holdings, Inc. (a)	223,669
913	Mettler-Toledo International, Inc. (a)	680,422
11,477	NeoGenomics, Inc. (a)	239,066
6,849	PerkinElmer, Inc.	656,408
2,952	PRA Health Sciences, Inc. (a)	285,813
7,863	Syneos Health, Inc. (a)	369,011
2,411	Thermo Fisher Scientific, Inc.	668,932
3,278	Waters Corp. (a)	699,984
		6,141,050

	Machinery — 2.5%
5,672	Actuant Corp., Class A	145,090
1,931	Albany International Corp., Class A	142,836
5,436	Allison Transmission Holdings, Inc.	254,731
2,594	Chart Industries, Inc. (a)	228,972

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
3,015	Deere & Co.	$499,374
3,252	Donaldson Co., Inc.	174,112
1,401	ESCO Technologies, Inc.	105,075
9,035	Federal Signal Corp.	259,937
3,934	Fortive Corp.	339,662
4,596	Franklin Electric Co., Inc.	224,561
4,931	Graco, Inc.	252,714
2,286	Harsco Corp. (a)	51,755
1,059	IDEX Corp.	165,903
1,068	Kadant, Inc.	104,760
1,941	Lincoln Electric Holdings, Inc.	169,391
476	Lindsay Corp.	40,460
7,561	Navistar International Corp. (a)	258,133
2,972	Sun Hydraulics Corp.	155,554
4,730	Toro (The) Co.	345,999
4,573	TriMas Corp. (a)	141,443
4,289	Woodward, Inc.	467,072
2,033	Xylem, Inc.	169,552
		4,697,086

	Media — 1.5%
38,409	Altice USA, Inc., Class A	904,916
2,868	AMC Networks, Inc., Class A (a)	167,520
331	Cable One, Inc.	351,035
8,777	Entercom Communications Corp., Class A	60,386
10,993	Gray Television, Inc. (a)	257,566
3,399	Meredith Corp.	200,541
12,390	New York Times (The) Co., Class A	410,728
3,756	Nexstar Media Group, Inc., Class A	439,640
		2,792,332

	Mortgage Real Estate Investment Trusts — 0.7%
18,104	Arbor Realty Trust, Inc. (b)	247,301
4,711	Blackstone Mortgage Trust, Inc., Class A	167,665
2,916	Invesco Mortgage Capital, Inc.	47,589
4,691	KKR Real Estate Finance Trust, Inc.	94,617
8,122	Ladder Capital Corp.	141,323
7,566	New York Mortgage Trust, Inc.	47,666
9,071	PennyMac Mortgage Investment Trust	190,491
5,816	Redwood Trust, Inc.	95,150
7,284	Starwood Property Trust, Inc.	167,896
4,792	TPG RE Finance Trust, Inc.	94,450
		1,294,148

	Multiline Retail — 0.2%
3,816	Ollie’s Bargain Outlet Holdings, Inc. (a)	364,962

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities — 1.5%
6,553	Ameren Corp.	$476,862
4,396	Black Hills Corp.	319,853
8,678	CMS Energy Corp.	482,063
3,152	MDU Resources Group, Inc.	82,425
16,817	NiSource, Inc.	467,176
8,113	Public Service Enterprise Group, Inc.	483,941
6,094	WEC Energy Group, Inc.	477,952
		2,790,272

	Oil, Gas & Consumable Fuels — 3.2%
8,139	Berry Petroleum Corp.	92,459
25,288	Cabot Oil & Gas Corp.	654,706
9,133	California Resources Corp. (a)	192,524
9,655	Cheniere Energy, Inc. (a)	621,299
4,945	ConocoPhillips	312,128
4,039	CONSOL Energy, Inc. (a)	136,922
7,903	CVR Energy, Inc.	360,456
10,958	Hess Corp.	702,627
8,971	Jagged Peak Energy, Inc. (a)	94,823
30,152	Kosmos Energy Ltd.	201,717
4,859	Matador Resources Co. (a)	95,674
34,279	Northern Oil and Gas, Inc. (a)	90,839
2,427	Occidental Petroleum Corp.	142,902
6,901	ONEOK, Inc.	468,785
8,435	Parsley Energy, Inc., Class A (a)	168,363
4,618	PDC Energy, Inc. (a)	200,837
2,167	Pioneer Natural Resources Co.	360,719
17,745	QEP Resources, Inc. (a)	133,442
21,726	Range Resources Corp.	196,403
6,295	Renewable Energy Group, Inc. (a)	151,835
20,965	Tellurian, Inc. (a) (b)	199,168
11,491	Williams (The) Cos., Inc.	325,540
12,418	WPX Energy, Inc. (a)	172,486
		6,076,654

	Personal Products — 0.8%
79,868	Avon Products, Inc. (a)	253,980
3,987	Estee Lauder (The) Cos., Inc., Class A	685,006
6,228	Herbalife Nutrition Ltd. (a)	329,150
3,095	Inter Parfums, Inc.	224,357
736	Medifast, Inc.	107,964
		1,600,457

	Pharmaceuticals — 1.3%
6,766	Amphastar Pharmaceuticals, Inc. (a)	146,078
5,086	Eli Lilly and Co.	595,265
11,697	Endo International PLC (a)	87,728
15,400	Horizon Pharma PLC (a)	393,162
1,433	Intersect ENT, Inc. (a)	46,558
569	Jazz Pharmaceuticals PLC (a)	73,839
5,795	Merck & Co., Inc.	456,124

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
886	MyoKardia, Inc. (a)	$42,510
1,211	Pacira BioSciences, Inc. (a)	48,222
1,617	Reata Pharmaceuticals, Inc., Class A (a)	126,870
1,315	Supernus Pharmaceuticals, Inc. (a)	48,300
3,278	Zoetis, Inc.	333,832
2,513	Zogenix, Inc. (a)	97,982
		2,496,470

	Professional Services — 1.7%
1,415	CoStar Group, Inc. (a)	702,194
4,231	Exponent, Inc.	239,559
4,239	FTI Consulting, Inc. (a)	360,230
3,291	Insperity, Inc.	393,472
3,087	Korn Ferry	145,151
4,937	TransUnion	343,862
6,813	TriNet Group, Inc. (a)	424,723
3,624	Verisk Analytics, Inc.	511,491
		3,120,682

	Real Estate Management & Development — 0.4%
7,611	Kennedy-Wilson Holdings, Inc.	163,941
4,612	Marcus & Millichap, Inc. (a)	198,777
9,267	Redfin Corp. (a) (b)	191,641
1,540	RMR Group (The), Inc., Class A	89,074
5,696	St Joe (The) Co. (a)	97,060
		740,493

	Road & Rail — 1.4%
8,821	CSX Corp.	702,416
10,815	Hertz Global Holdings, Inc. (a)	196,617
2,232	Landstar System, Inc.	243,199
3,532	Norfolk Southern Corp.	720,599
2,286	Old Dominion Freight Line, Inc.	341,254
2,883	Union Pacific Corp.	510,406
		2,714,491

	Semiconductors & Semiconductor Equipment — 4.6%
25,863	Advanced Micro Devices, Inc. (a)	714,595
4,578	Analog Devices, Inc.	532,147
2,195	Broadcom, Inc.	698,888
3,202	Brooks Automation, Inc.	120,107
2,181	Cabot Microelectronics Corp.	275,351
7,113	Cree, Inc. (a)	470,098
5,413	Diodes, Inc. (a)	197,141
9,123	Entegris, Inc.	372,766
8,591	FormFactor, Inc. (a)	162,799
4,295	Inphi Corp. (a)	196,110
8,975	Intel Corp.	458,084
5,527	KLA-Tencor Corp.	704,582
4,609	Lam Research Corp.	956,045
19,682	Lattice Semiconductor Corp. (a)	254,882

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
2,757	MACOM Technology Solutions Holdings, Inc. (a)	$38,295
3,978	Microchip Technology, Inc.	397,362
1,802	Monolithic Power Systems, Inc.	280,589
15,829	ON Semiconductor Corp. (a)	365,017
1,343	Power Integrations, Inc.	106,124
1,599	Semtech Corp. (a)	86,138
1,598	Universal Display Corp.	255,041
6,507	Xilinx, Inc.	781,751
10,035	Xperi Corp.	249,370
		8,673,282

	Software — 12.0%
2,298	2U, Inc. (a)	139,029
4,650	8x8, Inc. (a)	111,228
1,238	Adobe, Inc. (a)	358,091
6,271	Alarm.com Holdings, Inc. (a)	444,488
2,552	Altair Engineering, Inc., Class A (a)	100,651
4,853	Alteryx, Inc., Class A (a)	430,170
1,806	ANSYS, Inc. (a)	353,615
2,957	Appfolio, Inc., Class A (a)	287,154
781	Aspen Technology, Inc. (a)	95,212
2,118	Autodesk, Inc. (a)	377,449
2,791	Benefitfocus, Inc. (a)	113,677
1,757	Blackline, Inc. (a)	89,748
920	Bottomline Technologies DE, Inc. (a)	46,524
4,215	Box, Inc., Class A (a)	86,913
12,990	Cadence Design Systems, Inc. (a)	901,246
2,768	CDK Global, Inc.	166,966
6,821	Cision Ltd. (a)	82,261
2,972	Cornerstone OnDemand, Inc. (a)	162,420
4,474	Coupa Software, Inc. (a)	462,298
2,873	Envestnet, Inc. (a)	203,954
3,130	Everbridge, Inc. (a)	231,276
1,498	Fair Isaac Corp. (a)	419,066
6,163	Five9, Inc. (a)	327,070
5,603	ForeScout Technologies, Inc. (a)	235,550
5,740	Fortinet, Inc. (a)	536,231
2,513	Guidewire Software, Inc. (a)	267,635
1,959	HubSpot, Inc. (a)	361,416
3,987	Instructure, Inc. (a)	171,760
3,156	Intuit, Inc.	792,345
2,820	j2 Global, Inc.	247,088
6,473	LivePerson, Inc. (a)	189,853
4,431	Manhattan Associates, Inc. (a)	298,871
4,087	Microsoft Corp.	533,762
4,959	Mimecast Ltd. (a)	255,438
3,299	New Relic, Inc. (a)	347,187
3,397	Palo Alto Networks, Inc. (a)	845,276
2,152	Paycom Software, Inc. (a)	435,845
4,563	Paylocity Holding Corp. (a)	440,558
4,234	Progress Software Corp.	193,113
2,681	Proofpoint, Inc. (a)	336,251

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
4,447	PROS Holdings, Inc. (a)	$227,864
3,390	Q2 Holdings, Inc. (a)	255,674
984	Qualys, Inc. (a)	88,816
4,640	Rapid7, Inc. (a)	252,138
4,024	RealPage, Inc. (a)	262,405
3,776	RingCentral, Inc., Class A (a)	439,413
4,813	SailPoint Technologies Holding, Inc. (a)	136,015
2,084	salesforce.com, Inc. (a)	344,589
3,347	ServiceNow, Inc. (a)	908,744
3,868	Splunk, Inc. (a)	533,939
1,771	SPS Commerce, Inc. (a)	183,724
12,954	SS&C Technologies Holdings, Inc.	876,468
6,988	Symantec Corp.	169,179
7,165	Synopsys, Inc. (a)	867,538
5,185	Tableau Software, Inc., Class A (a)	631,585
2,056	Trade Desk (The), Inc., Class A (a)	455,363
773	Varonis Systems, Inc. (a)	54,999
6,799	Verint Systems, Inc. (a)	410,592
4,570	VMware, Inc., Class A	932,874
4,278	Workday, Inc., Class A (a)	879,685
4,631	Workiva, Inc. (a)	246,091
8,593	Yext, Inc. (a)	188,273
4,788	Zendesk, Inc. (a)	420,291
5,737	Zscaler, Inc. (a)	391,894
		22,636,838

	Specialty Retail — 3.8%
806	AutoZone, Inc. (a)	828,818
1,025	Burlington Stores, Inc. (a)	173,133
3,235	Carvana Co. (a) (b)	231,497
2,621	Five Below, Inc. (a)	383,688
9,874	Floor & Decor Holdings, Inc., Class A (a)	474,149
837	Home Depot (The), Inc.	170,497
4,403	Lowe’s Cos., Inc.	498,155
2,714	Monro, Inc.	227,515
1,466	National Vision Holdings, Inc. (a)	39,582
2,125	O’Reilly Automotive, Inc. (a)	804,461
11,251	Rent-A-Center, Inc. (a)	280,487
3,544	Ross Stores, Inc.	346,107
7,508	Sally Beauty Holdings, Inc. (a)	132,892
4,996	Sleep Number Corp. (a)	173,861
12,404	TJX (The) Cos., Inc.	680,732
8,439	Tractor Supply Co.	873,436
2,366	Ulta Beauty, Inc. (a)	825,687
		7,144,697

	Technology Hardware, Storage & Peripherals — 0.8%
1,737	Apple, Inc.	348,564
6,935	Dell Technologies, Inc., Class C (a)	467,488
4,759	NetApp, Inc.	346,693

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
11,207	Pure Storage, Inc., Class A (a)	$256,192
		1,418,937

	Textiles, Apparel & Luxury Goods — 0.6%
3,907	Columbia Sportswear Co.	390,583
7,295	Crocs, Inc. (a)	203,166
2,769	Deckers Outdoor Corp. (a)	438,083
4,557	Wolverine World Wide, Inc.	167,743
		1,199,575

	Thrifts & Mortgage Finance — 0.4%
3,451	Capitol Federal Financial, Inc.	47,624
3,580	Kearny Financial Corp.	50,120
926	LendingTree, Inc. (a)	356,343
4,805	Mr Cooper Group, Inc. (a)	41,323
9,077	NMI Holdings, Inc., Class A (a)	254,882
2,715	Northwest Bancshares, Inc.	47,323
		797,615

	Tobacco — 0.1%
1,818	Philip Morris International, Inc.	157,366

	Trading Companies & Distributors — 0.6%
1,579	Applied Industrial Technologies, Inc.	94,645
10,263	Fastenal Co.	724,055
806	SiteOne Landscape Supply, Inc. (a)	54,244
5,235	Triton International Ltd.	172,493
		1,045,437

	Water Utilities — 0.4%
1,317	American States Water Co.	93,731
3,165	American Water Works Co., Inc.	342,421
3,461	California Water Service Group	174,400
2,469	Middlesex Water Co.	143,177
		753,729

	Wireless Telecommunication Services — 0.2%
1,979	Boingo Wireless, Inc. (a)	45,003
2,116	Shenandoah Telecommunications Co.	87,454
2,325	T-Mobile US, Inc. (a)	169,702
1,773	United States Cellular Corp. (a)	85,281
		387,440
	Total Common Stocks — 100.0%	188,212,356
	(Cost $161,735,279)

Shares	Description	Value

	Money Market Funds — 0.1%
135,893	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.32% (c)	$135,893
	(Cost $135,893)

Principal Value	Description	Value

	Repurchase Agreements — 1.4%
$2,669,802	JPMorgan Chase & Co., 2.68% (c), dated 04/30/19, due 05/01/19, with a maturity value of $2,670,001. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 09/30/23. The value of the collateral including accrued interest is $2,729,464. (d)	2,669,802
	(Cost $2,669,802)

	Total Investments — 101.5%	191,018,051
	(Cost $164,540,974) (e)
	Net Other Assets and Liabilities — (1.5)%	(2,794,574)
	Net Assets — 100.0%	$188,223,477

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $1,706,283 and the total value of the collateral held by the Fund is $2,669,802.
(c)	Rate shown reflects yield as of April 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $29,021,773 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,544,696. The net unrealized appreciation was $26,477,077.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$188,212,356	$—	$—
Money Market Funds	135,893	—	—
Repurchase Agreements	—	2,669,802	—
Total Investments	$188,348,249	$2,669,802	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.9%
693	Curtiss-Wright Corp.	$78,960
1,137	Huntington Ingalls Industries, Inc.	253,074
903	Moog, Inc., Class A	84,557
858	Spirit AeroSystems Holdings, Inc., Class A	74,560
		491,151

	Air Freight & Logistics — 0.7%
5,843	XPO Logistics, Inc. (a)	397,791

	Airlines — 2.1%
5,595	Alaska Air Group, Inc.	346,330
19,194	JetBlue Airways Corp. (a)	356,049
7,230	SkyWest, Inc.	445,296
		1,147,675

	Auto Components — 2.1%
10,219	BorgWarner, Inc.	426,848
15,184	Gentex Corp.	349,688
21,626	Goodyear Tire & Rubber (The) Co.	415,435
		1,191,971

	Automobiles — 1.0%
6,604	Harley-Davidson, Inc.	245,867
5,035	Thor Industries, Inc.	331,655
		577,522

	Banks — 11.9%
11,031	Associated Banc-Corp.	250,293
5,564	BancorpSouth Bank	169,591
10,836	Bank OZK	353,795
4,701	BankUnited, Inc.	171,963
963	BOK Financial Corp.	83,916
4,630	Cathay General Bancorp	170,338
5,722	Chemical Financial Corp.	251,367
6,546	CIT Group, Inc.	348,705
4,803	Columbia Banking System, Inc.	180,305
4,910	East West Bancorp, Inc.	252,767
29,624	F.N.B. Corp.	359,339
386	First Citizens BancShares, Inc., Class A	173,024
3,014	First Hawaiian, Inc.	83,337
22,462	First Horizon National Corp.	338,952
5,071	Fulton Financial Corp.	87,475
5,829	Hancock Whitney Corp.	254,960
13,404	Home BancShares, Inc.	257,223
3,284	IBERIABANK Corp.	261,078
4,787	Old National Bancorp	81,762
8,349	PacWest Bancorp	330,203
9,550	People’s United Financial, Inc.	165,120
2,870	Pinnacle Financial Partners, Inc.	166,661
6,024	Popular, Inc.	347,645
1,137	Prosperity Bancshares, Inc.	83,729
4,314	Texas Capital Bancshares, Inc. (a)	279,245

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
14,273	Umpqua Holdings Corp.	$247,779
2,166	United Bankshares, Inc.	84,994
16,389	Valley National Bancorp	171,757
3,826	Western Alliance Bancorp (a)	182,806
2,332	Wintrust Financial Corp.	177,698
5,186	Zions Bancorp N.A.	255,825
		6,623,652

	Biotechnology — 0.6%
3,344	United Therapeutics Corp. (a)	342,994

	Building Products — 1.1%
1,472	A.O. Smith Corp.	77,383
1,649	Fortune Brands Home & Security, Inc.	87,034
8,330	Owens Corning	427,079
		591,496

	Capital Markets — 2.6%
733	Affiliated Managers Group, Inc.	81,304
3,895	Eaton Vance Corp.	161,915
5,357	Federated Investors, Inc., Class B	164,621
20,327	Invesco Ltd.	446,584
6,517	Lazard Ltd., Class A	253,381
1,502	SEI Investments Co.	81,784
4,464	Stifel Financial Corp.	266,367
		1,455,956

	Chemicals — 2.0%
2,873	Albemarle Corp.	215,647
1,886	Cabot Corp.	85,587
17,453	Huntsman Corp.	388,155
16,963	Olin Corp.	367,927
1,158	Sensient Technologies Corp.	81,199
		1,138,515

	Commercial Services & Supplies — 0.6%
49,141	ADT, Inc.	323,839

	Communications Equipment — 0.3%
7,225	CommScope Holding Co., Inc. (a)	179,036

	Construction & Engineering — 1.5%
2,148	EMCOR Group, Inc.	180,733
2,133	Fluor Corp.	84,744
6,528	MasTec, Inc. (a)	330,643
6,240	Quanta Services, Inc.	253,344
		849,464

	Construction Materials — 0.6%
3,725	Eagle Materials, Inc.	338,640

	Consumer Finance — 2.3%
27,140	Navient Corp.	366,662
12,363	OneMain Holdings, Inc.	419,971

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
14,861	Santander Consumer USA Holdings, Inc.	$317,282
15,843	SLM Corp.	160,965
		1,264,880

	Containers & Packaging — 2.2%
2,915	Berry Global Group, Inc. (a)	171,402
1,439	Crown Holdings, Inc. (a)	83,649
18,647	Graphic Packaging Holding Co.	258,820
8,272	Owens-Illinois, Inc.	163,455
3,160	Packaging Corp. of America	313,346
5,299	Silgan Holdings, Inc.	158,652
1,276	Sonoco Products Co.	80,464
		1,229,788

	Distributors — 0.3%
5,532	LKQ Corp. (a)	166,513

	Diversified Consumer Services — 0.9%
3,390	Adtalem Global Education, Inc. (a)	167,195
460	Graham Holdings Co., Class B	341,978
		509,173

	Diversified Financial Services — 0.5%
12,534	Jefferies Financial Group, Inc.	257,824

	Electric Utilities — 0.9%
1,909	ALLETE, Inc.	155,488
1,926	Hawaiian Electric Industries, Inc.	79,891
4,543	Portland General Electric Co.	237,644
		473,023

	Electrical Equipment — 1.7%
1,962	Acuity Brands, Inc.	287,099
3,614	EnerSys	250,053
665	Hubbell, Inc.	84,854
3,836	Regal Beloit Corp.	326,367
		948,373

	Electronic Equipment, Instruments & Components — 4.1%
5,094	Arrow Electronics, Inc. (a)	430,494
1,810	Avnet, Inc.	87,984
22,636	AVX Corp.	369,193
2,216	Coherent, Inc. (a)	327,990
517	IPG Photonics Corp. (a)	90,336
8,857	Jabil, Inc.	267,570
3,292	SYNNEX Corp.	355,141
3,066	Tech Data Corp. (a)	326,866
		2,255,574

	Entertainment — 0.3%
3,926	Cinemark Holdings, Inc.	165,088

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts — 5.3%
19,265	Apple Hospitality REIT, Inc.	$316,909
17,094	Brixmor Property Group, Inc.	305,641
7,204	Equity Commonwealth	229,087
12,266	GEO Group (The), Inc.	245,565
11,935	Hospitality Properties Trust	310,310
5,532	Paramount Group, Inc.	80,159
12,629	Park Hotels & Resorts, Inc.	405,138
22,340	RLJ Lodging Trust	411,280
19,992	Senior Housing Properties Trust	160,536
873	SL Green Realty Corp.	77,121
27,258	Sunstone Hotel Investors, Inc.	392,515
		2,934,261

	Food & Staples Retailing — 0.9%
1,219	Casey’s General Stores, Inc.	161,335
7,289	Sprouts Farmers Market, Inc. (a)	156,130
4,497	US Foods Holding Corp. (a)	164,365
		481,830

	Food Products — 1.4%
4,438	Bunge Ltd.	232,596
10,878	Darling Ingredients, Inc. (a)	237,249
2,487	Ingredion, Inc.	235,643
3,522	Pilgrim’s Pride Corp. (a)	94,777
		800,265

	Gas Utilities — 0.4%
1,909	Southwest Gas Holdings, Inc.	158,810
954	Spire, Inc.	80,317
		239,127

	Health Care Providers & Services — 1.0%
3,334	AMN Healthcare Services, Inc. (a)	173,568
14,447	MEDNAX, Inc. (a)	404,083
		577,651

	Hotels, Restaurants & Leisure — 2.8%
10,627	Aramark	330,287
2,869	Boyd Gaming Corp.	82,570
27,101	Caesars Entertainment Corp. (a)	253,665
486	Cracker Barrel Old Country Store, Inc.	82,008
7,634	Hilton Grand Vacations, Inc. (a)	244,593
5,409	Hyatt Hotels Corp., Class A	415,033
7,811	Penn National Gaming, Inc. (a)	169,264
		1,577,420

	Household Durables — 1.7%
1,859	Leggett & Platt, Inc.	73,170
14,039	PulteGroup, Inc.	441,667
10,843	Toll Brothers, Inc.	413,118
		927,955

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Products — 0.2%
1,433	Spectrum Brands Holdings, Inc.	$88,230

	Independent Power and Renewable Electricity Producers — 0.1%
1,423	Ormat Technologies, Inc.	83,046

	Industrial Conglomerates — 0.2%
640	Carlisle Cos., Inc.	90,509

	Insurance — 4.2%
11,622	American Equity Investment Life Holding Co.	341,803
650	American National Insurance Co.	73,639
8,835	Assured Guaranty Ltd.	421,430
7,696	Athene Holding Ltd., Class A (a)	347,551
10,816	Brighthouse Financial, Inc. (a)	452,001
4,573	First American Financial Corp.	260,935
6,616	National General Holdings Corp.	163,084
3,753	Old Republic International Corp.	83,917
4,641	Unum Group	171,346
		2,315,706

	IT Services — 0.9%
863	CACI International, Inc., Class A (a)	168,233
2,107	CoreLogic, Inc. (a)	85,565
2,450	Leidos Holdings, Inc.	180,026
1,106	MAXIMUS, Inc.	81,457
		515,281

	Leisure Products — 0.6%
3,120	Brunswick Corp.	159,775
1,860	Polaris Industries, Inc.	179,304
		339,079

	Machinery — 4.5%
3,386	AGCO Corp.	239,661
4,581	Barnes Group, Inc.	254,795
7,935	Colfax Corp. (a)	239,399
1,855	Crane Co.	157,768
2,823	Gardner Denver Holdings, Inc. (a)	95,276
2,707	ITT, Inc.	163,909
8,545	Kennametal, Inc.	347,781
4,180	Oshkosh Corp.	345,226
7,199	Timken (The) Co.	345,192
14,451	Trinity Industries, Inc.	311,564
		2,500,571

	Media — 1.7%
12,386	DISH Network Corp., Class A (a)	434,996
7,473	Interpublic Group of Cos. (The), Inc.	171,879
12,108	Liberty Latin America Ltd., Class C (a)	252,331
6,311	News Corp., Class A	78,383
		937,589

	Metals & Mining — 3.7%
13,939	Alcoa Corp. (a)	371,892

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
12,281	Allegheny Technologies, Inc. (a)	$306,043
31,433	Cleveland-Cliffs, Inc.	314,016
4,349	Reliance Steel & Aluminum Co.	399,934
11,129	Steel Dynamics, Inc.	352,567
20,139	United States Steel Corp.	314,168
		2,058,620

	Mortgage Real Estate Investment Trusts — 1.9%
16,756	Chimera Investment Corp.	321,213
43,193	MFA Financial, Inc.	324,379
23,212	New Residential Investment Corp.	390,194
		1,035,786

	Multiline Retail — 1.1%
16,334	Macy’s, Inc.	384,503
5,307	Nordstrom, Inc.	217,693
		602,196

	Multi-Utilities — 0.9%
5,798	Avista Corp.	250,126
3,345	NorthWestern Corp.	233,648
		483,774

	Oil, Gas & Consumable Fuels — 4.8%
35,562	Antero Resources Corp. (a)	257,824
75,971	Chesapeake Energy Corp. (a)	221,076
5,615	Cimarex Energy Co.	385,526
10,777	Delek US Holdings, Inc.	399,396
13,397	Murphy Oil Corp.	364,934
7,563	PBF Energy, Inc., Class A	253,966
13,855	Peabody Energy Corp.	398,608
15,016	Whiting Petroleum Corp. (a)	411,288
		2,692,618

	Paper & Forest Products — 1.4%
7,906	Domtar Corp.	386,603
16,100	Louisiana-Pacific Corp.	403,305
		789,908

	Personal Products — 0.2%
1,640	Nu Skin Enterprises, Inc., Class A	83,427

	Pharmaceuticals — 0.3%
3,260	Perrigo Co. PLC	156,219

	Professional Services — 0.9%
1,236	ASGN, Inc. (a)	77,917
3,797	ManpowerGroup, Inc.	364,664
1,205	Robert Half International, Inc.	74,819
		517,400

	Real Estate Management & Development — 0.4%
1,527	Jones Lang LaSalle, Inc.	236,028

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 2.3%
634	AMERCO	$236,590
2,703	Genesee & Wyoming, Inc., Class A (a)	239,621
12,011	Knight-Swift Transportation Holdings, Inc.	400,567
6,332	Ryder System, Inc.	398,916
		1,275,694

	Semiconductors & Semiconductor Equipment — 1.9%
21,046	Cypress Semiconductor Corp.	361,570
2,971	First Solar, Inc. (a)	182,806
3,375	MKS Instruments, Inc.	307,159
3,941	Teradyne, Inc.	193,109
		1,044,644

	Specialty Retail — 5.2%
2,985	Aaron’s, Inc.	166,235
14,164	American Eagle Outfitters, Inc.	336,820
10,989	AutoNation, Inc. (a)	460,769
10,663	Dick’s Sporting Goods, Inc.	394,531
5,182	Foot Locker, Inc.	296,462
8,539	L Brands, Inc.	218,940
8,791	Penske Automotive Group, Inc.	403,683
13,243	Urban Outfitters, Inc. (a)	393,714
4,185	Williams-Sonoma, Inc.	239,256
		2,910,410

	Technology Hardware, Storage & Peripherals — 0.4%
7,364	Xerox Corp.	245,663

	Textiles, Apparel & Luxury Goods — 1.6%
779	Carter’s, Inc.	82,504
8,781	Hanesbrands, Inc.	158,673
2,575	PVH Corp.	332,149
605	Ralph Lauren Corp.	79,606
4,671	Skechers U.S.A., Inc., Class A (a)	147,884
2,320	Steven Madden Ltd.	84,332
		885,148

	Thrifts & Mortgage Finance — 2.6%
9,034	Essent Group Ltd. (a)	428,663
29,759	MGIC Investment Corp. (a)	435,672
13,570	New York Community Bancorp, Inc.	157,819
18,926	Radian Group, Inc.	443,247
		1,465,401

	Trading Companies & Distributors — 1.8%
11,427	Air Lease Corp.	440,625
4,112	GATX Corp.	317,159
1,898	MSC Industrial Direct Co., Inc., Class A	158,768

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
3,543	Univar, Inc. (a)	$79,115
		995,667

	Transportation Infrastructure — 0.6%
7,618	Macquarie Infrastructure Corp.	308,605

	Wireless Telecommunication Services — 0.7%
12,773	Telephone & Data Systems, Inc.	407,203

	Total Investments — 99.8%	55,522,869
	(Cost $54,719,756) (b)
	Net Other Assets and Liabilities — 0.2%	115,047
	Net Assets — 100.0%	$55,637,916

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,235,870 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,432,757. The net unrealized appreciation was $803,113.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$55,522,869	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.9%
20,997	Aerojet Rocketdyne Holdings, Inc. (a)	$710,959
13,710	Axon Enterprise, Inc. (a)	870,585
29,106	Mercury Systems, Inc. (a)	2,125,320
4,724	Teledyne Technologies, Inc. (a)	1,173,961
		4,880,825

	Airlines — 0.7%
35,282	Spirit Airlines, Inc. (a)	1,918,635

	Auto Components — 0.4%
12,707	Dorman Products, Inc. (a)	1,114,023

	Banks — 0.5%
6,458	First Financial Bankshares, Inc.	397,296
40,043	Sterling Bancorp	857,721
		1,255,017

	Biotechnology — 4.3%
69,464	ACADIA Pharmaceuticals, Inc. (a)	1,670,609
11,060	Agios Pharmaceuticals, Inc. (a)	618,475
10,222	Alkermes PLC (a)	309,931
76,497	Array BioPharma, Inc. (a)	1,729,597
7,110	Bluebird Bio, Inc. (a)	1,008,411
13,983	Blueprint Medicines Corp. (a)	1,057,255
62,689	Exelixis, Inc. (a)	1,232,466
13,724	FibroGen, Inc. (a)	641,323
15,977	Genomic Health, Inc. (a)	1,027,800
3,336	Intercept Pharmaceuticals, Inc. (a)	287,497
18,379	Ionis Pharmaceuticals, Inc. (a)	1,366,111
4,238	Neurocrine Biosciences, Inc. (a)	306,153
		11,255,628

	Building Products — 1.3%
8,225	Allegion PLC	816,167
18,787	Armstrong World Industries, Inc.	1,628,269
6,292	Simpson Manufacturing Co., Inc.	400,675
6,061	Trex Co., Inc. (a)	419,845
		3,264,956

	Capital Markets — 3.1%
16,394	Evercore, Inc., Class A	1,597,268
6,011	FactSet Research Systems, Inc.	1,658,255
21,425	LPL Financial Holdings, Inc.	1,587,378
3,031	MarketAxess Holdings, Inc.	843,618
8,885	Morningstar, Inc.	1,274,553
47,117	Virtu Financial, Inc., Class A	1,158,136
		8,119,208

	Chemicals — 3.1%
14,800	Axalta Coating Systems Ltd. (a)	399,304
4,022	Balchem Corp.	408,273
30,117	Chemours (The) Co.	1,084,513
17,658	Ingevity Corp. (a)	2,030,846
1,722	NewMarket Corp.	722,517

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
5,585	Quaker Chemical Corp.	$1,250,035
6,424	RPM International, Inc.	389,616
20,096	Valvoline, Inc.	371,776
19,120	WR Grace & Co.	1,445,090
		8,101,970

	Commercial Services & Supplies — 1.4%
26,076	Clean Harbors, Inc. (a)	1,981,776
7,272	KAR Auction Services, Inc.	410,723
10,820	MSA Safety, Inc.	1,189,226
		3,581,725

	Communications Equipment — 1.6%
39,956	Ciena Corp. (a)	1,532,712
6,598	Lumentum Holdings, Inc. (a)	408,878
12,455	Ubiquiti Networks, Inc.	2,122,955
		4,064,545

	Consumer Finance — 1.1%
3,298	Credit Acceptance Corp. (a)	1,636,534
12,940	FirstCash, Inc.	1,263,979
		2,900,513

	Containers & Packaging — 0.4%
10,521	AptarGroup, Inc.	1,170,356

	Distributors — 0.3%
4,522	Pool Corp.	830,872

	Diversified Consumer Services — 1.2%
8,804	Bright Horizons Family Solutions, Inc. (a)	1,128,232
48,928	Chegg, Inc. (a)	1,744,283
3,257	Grand Canyon Education, Inc. (a)	377,454
		3,249,969

	Diversified Telecommunication Services — 0.2%
13,124	Zayo Group Holdings, Inc. (a)	410,650

	Electric Utilities — 0.6%
3,745	IDACORP, Inc.	370,830
25,954	OGE Energy Corp.	1,098,892
		1,469,722

	Electrical Equipment — 0.5%
21,842	Generac Holdings, Inc. (a)	1,201,092

	Electronic Equipment, Instruments & Components — 0.5%
7,333	Cognex Corp.	369,803

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
4,087	Littelfuse, Inc.	$821,692
		1,191,495

	Energy Equipment & Services — 0.6%
106,421	Patterson-UTI Energy, Inc.	1,446,261

	Entertainment — 1.3%
1,273	Madison Square Garden (The) Co., Class A (a)	397,736
12,894	World Wrestling Entertainment, Inc., Class A	1,081,162
349,925	Zynga, Inc., Class A (a)	1,980,575
		3,459,473

	Equity Real Estate Investment Trusts — 10.6%
23,521	American Campus Communities, Inc.	1,110,191
32,835	American Homes 4 Rent, Class A	787,383
48,907	Americold Realty Trust	1,565,513
7,418	Apartment Investment & Management Co., Class A	366,152
23,521	Brandywine Realty Trust	361,988
140,233	Colony Capital, Inc.	720,798
3,485	CoreSite Realty Corp.	381,294
13,665	Corporate Office Properties Trust	380,980
77,231	Cousins Properties, Inc.	739,101
11,640	CubeSmart	371,432
18,456	Douglas Emmett, Inc.	760,203
10,021	EastGroup Properties, Inc.	1,145,701
19,401	EPR Properties	1,529,963
21,099	First Industrial Realty Trust, Inc.	744,162
19,344	Gaming and Leisure Properties, Inc.	781,111
11,616	Healthcare Realty Trust, Inc.	358,702
26,094	Healthcare Trust of America, Inc., Class A	719,672
7,976	Highwoods Properties, Inc.	355,570
27,061	JBG SMITH Properties	1,151,446
4,908	Kilroy Realty Corp.	377,474
60,486	Kimco Realty Corp.	1,051,852
9,412	Lamar Advertising Co., Class A	778,090
7,701	Liberty Property Trust	382,278
60,455	Medical Properties Trust, Inc.	1,055,544
13,468	National Retail Properties, Inc.	708,686
19,558	Omega Healthcare Investors, Inc.	692,158
59,493	Physicians Realty Trust	1,074,444
7,139	PS Business Parks, Inc.	1,096,693
31,247	Rexford Industrial Realty, Inc.	1,183,949
9,070	Ryman Hospitality Properties, Inc.	721,972
38,315	Sabra Health Care REIT, Inc.	749,441
25,162	STAG Industrial, Inc.	724,162
22,270	STORE Capital Corp.	742,036
89,129	VEREIT, Inc.	736,206

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
51,146	VICI Properties, Inc.	$1,166,129
		27,572,476

	Food Products — 2.0%
4,693	J&J Snack Foods Corp.	737,646
4,761	Lancaster Colony Corp.	708,008
17,048	Post Holdings, Inc. (a)	1,922,674
28,893	TreeHouse Foods, Inc. (a)	1,935,253
		5,303,581

	Gas Utilities — 1.6%
24,476	National Fuel Gas Co.	1,449,224
29,965	New Jersey Resources Corp.	1,500,647
12,567	ONE Gas, Inc.	1,112,431
		4,062,302

	Health Care Equipment & Supplies — 3.5%
14,098	Hill-Rom Holdings, Inc.	1,429,819
3,924	Insulet Corp. (a)	338,445
4,948	Integer Holdings Corp. (a)	341,857
13,386	Integra LifeSciences Holdings Corp. (a)	698,615
10,790	Masimo Corp. (a)	1,404,319
18,099	Merit Medical Systems, Inc. (a)	1,016,802
30,975	Novocure Ltd. (a)	1,365,068
7,615	Penumbra, Inc. (a)	1,024,218
3,384	West Pharmaceutical Services, Inc.	418,905
35,584	Wright Medical Group N.V. (a)	1,052,219
		9,090,267

	Health Care Providers & Services — 2.2%
12,103	Amedisys, Inc. (a)	1,547,005
2,330	Chemed Corp.	761,397
10,085	HealthEquity, Inc. (a)	683,259
13,459	LHC Group, Inc. (a)	1,495,430
10,513	Molina Healthcare, Inc. (a)	1,362,800
		5,849,891

	Health Care Technology — 0.5%
5,094	Medidata Solutions, Inc. (a)	460,192
13,420	Teladoc Health, Inc. (a)	763,330
		1,223,522

	Hotels, Restaurants & Leisure — 3.0%
4,135	Churchill Downs, Inc.	417,015
19,866	Dunkin’ Brands Group, Inc.	1,482,600
39,944	Eldorado Resorts, Inc. (a)	1,972,035
27,141	Planet Fitness, Inc., Class A (a)	2,054,574
6,000	Texas Roadhouse, Inc.	324,060
83,402	Wendy’s (The) Co.	1,552,111
		7,802,395

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables — 0.7%
3,219	Helen of Troy Ltd. (a)	$463,536
23,127	Roku, Inc. (a)	1,470,646
		1,934,182

	Insurance — 2.2%
12,641	Brown & Brown, Inc.	401,352
10,447	Erie Indemnity Co., Class A	1,977,826
19,597	Kemper Corp.	1,761,378
12,213	Primerica, Inc.	1,591,232
		5,731,788

	Interactive Media & Services — 1.5%
9,310	Cargurus, Inc. (a)	379,289
26,355	Match Group, Inc.	1,591,842
135,395	Snap, Inc., Class A (a) (b)	1,508,300
7,254	TripAdvisor, Inc. (a)	386,131
		3,865,562

	Internet & Direct Marketing Retail — 1.5%
27,745	Etsy, Inc. (a)	1,873,897
12,561	Wayfair, Inc., Class A (a)	2,036,766
		3,910,663

	IT Services — 5.5%
13,689	Black Knight, Inc. (a)	772,333
32,082	Booz Allen Hamilton Holding Corp.	1,902,142
11,027	EPAM Systems, Inc. (a)	1,977,803
13,082	Euronet Worldwide, Inc. (a)	1,960,861
27,344	LiveRamp Holdings, Inc. (a)	1,594,975
12,683	MongoDB, Inc. (a)	1,787,288
22,542	Okta, Inc. (a)	2,345,044
20,195	Western Union (The) Co.	392,591
7,772	WEX, Inc. (a)	1,634,452
		14,367,489

	Life Sciences Tools & Services — 3.3%
3,664	Bio-Rad Laboratories, Inc., Class A (a)	1,102,608
5,639	Bio-Techne Corp.	1,153,683
38,818	Bruker Corp.	1,498,375
12,843	Charles River Laboratories International, Inc. (a)	1,804,056
13,531	PRA Health Sciences, Inc. (a)	1,310,071
36,036	Syneos Health, Inc. (a)	1,691,169
		8,559,962

	Machinery — 3.4%
24,914	Allison Transmission Holdings, Inc.	1,167,470
14,899	Donaldson Co., Inc.	797,692
22,599	Graco, Inc.	1,158,199
8,897	Lincoln Electric Holdings, Inc.	776,441
34,648	Navistar International Corp. (a)	1,182,883

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
21,676	Toro (The) Co.	$1,585,599
19,652	Woodward, Inc.	2,140,103
		8,808,387

	Media — 2.4%
13,142	AMC Networks, Inc., Class A (a)	767,624
1,520	Cable One, Inc.	1,612,006
56,773	New York Times (The) Co., Class A	1,882,025
17,208	Nexstar Media Group, Inc., Class A	2,014,196
		6,275,851

	Mortgage Real Estate Investment Trusts — 0.6%
21,586	Blackstone Mortgage Trust, Inc., Class A	768,246
33,381	Starwood Property Trust, Inc.	769,432
		1,537,678

	Multiline Retail — 0.6%
17,488	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,672,552

	Multi-Utilities — 0.7%
20,146	Black Hills Corp.	1,465,823
14,438	MDU Resources Group, Inc.	377,554
		1,843,377

	Oil, Gas & Consumable Fuels — 1.6%
36,214	CVR Energy, Inc.	1,651,721
38,653	Parsley Energy, Inc., Class A (a)	771,514
99,558	Range Resources Corp.	900,004
56,909	WPX Energy, Inc. (a)	790,466
		4,113,705

	Pharmaceuticals — 0.8%
70,565	Horizon Pharma PLC (a)	1,801,524
2,606	Jazz Pharmaceuticals PLC (a)	338,181
		2,139,705

	Professional Services — 2.5%
19,387	Exponent, Inc.	1,097,692
19,420	FTI Consulting, Inc. (a)	1,650,312
15,082	Insperity, Inc.	1,803,204
31,219	TriNet Group, Inc. (a)	1,946,192
		6,497,400

	Real Estate Management & Development — 0.3%
34,880	Kennedy-Wilson Holdings, Inc.	751,315

	Road & Rail — 0.4%
10,229	Landstar System, Inc.	1,114,552

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 3.7%
9,994	Cabot Microelectronics Corp.	$1,261,742
32,595	Cree, Inc. (a)	2,154,204
41,804	Entegris, Inc.	1,708,111
8,258	Monolithic Power Systems, Inc.	1,285,853
72,534	ON Semiconductor Corp. (a)	1,672,634
7,326	Semtech Corp. (a)	394,652
7,320	Universal Display Corp.	1,168,272
		9,645,468

	Software — 14.1%
10,531	2U, Inc. (a)	637,126
28,740	Alarm.com Holdings, Inc. (a)	2,037,091
22,240	Alteryx, Inc., Class A (a)	1,971,354
3,579	Aspen Technology, Inc. (a)	436,316
8,050	Blackline, Inc. (a)	411,194
19,321	Box, Inc., Class A (a)	398,399
12,681	CDK Global, Inc.	764,918
13,616	Cornerstone OnDemand, Inc. (a)	744,114
20,502	Coupa Software, Inc. (a)	2,118,472
6,865	Fair Isaac Corp. (a)	1,920,484
28,240	Five9, Inc. (a)	1,498,697
11,516	Guidewire Software, Inc. (a)	1,226,454
8,974	HubSpot, Inc. (a)	1,655,613
12,919	j2 Global, Inc.	1,131,963
20,305	Manhattan Associates, Inc. (a)	1,369,572
15,115	New Relic, Inc. (a)	1,590,703
9,861	Paycom Software, Inc. (a)	1,997,148
20,909	Paylocity Holding Corp. (a)	2,018,764
12,288	Proofpoint, Inc. (a)	1,541,161
4,509	Qualys, Inc. (a)	406,982
18,439	RealPage, Inc. (a)	1,202,407
17,300	RingCentral, Inc., Class A (a)	2,013,201
9,421	Trade Desk (The), Inc., Class A (a)	2,086,563
31,160	Verint Systems, Inc. (a)	1,881,752
21,941	Zendesk, Inc. (a)	1,925,981
26,297	Zscaler, Inc. (a)	1,796,348
		36,782,777

	Specialty Retail — 1.5%
12,012	Five Below, Inc. (a)	1,758,437
45,247	Floor & Decor Holdings, Inc., Class A (a)	2,172,761
		3,931,198

	Technology Hardware, Storage & Peripherals — 1.3%
31,779	Dell Technologies, Inc., Class C (a)	2,142,222
51,358	Pure Storage, Inc., Class A (a)	1,174,044
		3,316,266

	Textiles, Apparel & Luxury Goods — 1.8%
17,900	Columbia Sportswear Co.	1,789,463
12,686	Deckers Outdoor Corp. (a)	2,007,052

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
20,880	Wolverine World Wide, Inc.	$768,593
		4,565,108

	Thrifts & Mortgage Finance — 0.6%
4,247	LendingTree, Inc. (a)	1,634,331

	Trading Companies & Distributors — 0.3%
23,990	Triton International Ltd.	790,470

	Wireless Telecommunication Services — 0.1%
8,125	United States Cellular Corp. (a)	390,812
	Total Common Stocks — 99.8%	259,971,967
	(Cost $231,953,141)

Principal Value	Description	Value

	Repurchase Agreements — 0.7%
$1,767,060	JPMorgan Chase & Co., 2.68% (c), dated 04/30/19, due 05/01/19, with a maturity value of $1,767,192. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 09/30/23. The value of the collateral including accrued interest is $1,806,549. (d)	1,767,060
	(Cost $1,767,060)

	Total Investments — 100.5%	261,739,027
	(Cost $233,720,201) (e)
	Net Other Assets and Liabilities — (0.5)%	(1,415,153)
	Net Assets — 100.0%	$260,323,874

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $1,131,222 and the total value of the collateral held by the Fund is $1,767,060.
(c)	Rate shown reflects yield as of April 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $31,590,575 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,571,749. The net unrealized appreciation was $28,018,826.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$259,971,967	$—	$—
Repurchase Agreements	—	1,767,060	—
Total Investments	$259,971,967	$1,767,060	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Air Freight & Logistics — 1.0%
7,494	Atlas Air Worldwide Holdings, Inc. (a)	$361,885
5,460	Hub Group, Inc., Class A (a)	226,972
		588,857

	Airlines — 1.1%
1,723	Allegiant Travel Co.	253,074
14,434	Hawaiian Holdings, Inc.	407,183
		660,257

	Auto Components — 3.8%
21,182	American Axle & Manufacturing Holdings, Inc. (a)	312,434
10,141	Cooper Tire & Rubber Co.	302,810
8,068	Cooper-Standard Holdings, Inc. (a)	408,806
21,358	Dana, Inc.	416,481
2,017	Gentherm, Inc. (a)	85,440
2,903	LCI Industries	255,029
1,514	Standard Motor Products, Inc.	75,655
13,678	Tenneco, Inc., Class A	299,822
3,312	Visteon Corp. (a)	218,658
		2,375,135

	Automobiles — 0.7%
12,163	Winnebago Industries, Inc.	430,205

	Banks — 7.7%
1,655	1st Source Corp.	77,504
4,412	Ameris Bancorp	160,862
8,188	Berkshire Hills Bancorp, Inc.	245,558
13,828	Boston Private Financial Holdings, Inc.	158,331
5,163	Brookline Bancorp, Inc.	77,703
3,019	Eagle Bancorp, Inc. (a)	166,830
4,772	FB Financial Corp.	175,323
3,047	First Busey Corp.	78,735
12,028	First Commonwealth Financial Corp.	163,701
1,867	First Interstate BancSystem, Inc., Class A	78,899
7,407	First Midwest Bancorp, Inc.	159,028
7,061	Great Western Bancorp, Inc.	248,335
3,553	Heartland Financial USA, Inc.	159,530
8,304	Hilltop Holdings, Inc.	174,633
23,174	Hope Bancorp, Inc.	325,826
1,450	Independent Bank Group, Inc.	82,650
3,985	International Bancshares Corp.	165,258
1,988	LegacyTexas Financial Group, Inc.	79,679
2,065	NBT Bancorp, Inc.	78,511
11,271	OFG Bancorp	227,449
8,407	Pacific Premier Bancorp, Inc.	244,392
785	Park National Corp.	76,679
4,477	Renasant Corp.	162,336
1,881	S&T Bancorp, Inc.	75,390
12,382	Simmons First National Corp., Class A	314,379
2,218	South State Corp.	167,814
6,123	TowneBank	159,688

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
1,892	TriCo Bancshares	$75,510
2,211	Trustmark Corp.	79,508
6,079	United Community Banks, Inc.	170,698
3,813	WesBanco, Inc.	153,740
		4,764,479

	Building Products — 3.4%
2,699	American Woodmark Corp. (a)	242,721
8,085	Apogee Enterprises, Inc.	325,825
22,722	Builders FirstSource, Inc. (a)	313,109
1,831	Gibraltar Industries, Inc. (a)	72,636
12,630	JELD-WEN Holding, Inc. (a)	249,442
36,208	NCI Building Systems, Inc. (a)	207,110
6,688	Patrick Industries, Inc. (a)	333,531
10,141	Universal Forest Products, Inc.	374,710
		2,119,084

	Capital Markets — 1.5%
2,954	Artisan Partners Asset Management, Inc., Class A	83,716
28,542	BGC Partners, Inc., Class A	154,127
2,716	Legg Mason, Inc.	90,850
1,787	Moelis & Co., Class A	73,178
1,021	Piper Jaffray Cos.	82,293
414	TCG BDC, Inc.	6,193
21,914	Waddell & Reed Financial, Inc., Class A	410,449
		900,806

	Chemicals — 3.1%
10,609	AdvanSix, Inc. (a)	320,710
3,116	H.B. Fuller Co.	152,591
892	Innospec, Inc.	75,660
27,025	Kronos Worldwide, Inc.	367,540
5,156	Minerals Technologies, Inc.	323,642
5,171	PolyOne Corp.	142,926
1,732	Stepan Co.	160,279
8,364	Trinseo S.A.	375,962
		1,919,310

	Commercial Services & Supplies — 4.3%
2,045	ABM Industries, Inc.	77,649
44,263	ACCO Brands Corp.	404,564
5,163	BrightView Holdings, Inc. (a)	82,814
6,933	Deluxe Corp.	310,044
4,308	Herman Miller, Inc.	167,236
4,176	HNI Corp.	153,301
9,893	Interface, Inc.	158,684
11,795	Knoll, Inc.	257,603
8,203	Matthews International Corp., Class A	328,612
22,060	Pitney Bowes, Inc.	156,847
15,329	Steelcase, Inc., Class A	265,038
1,453	UniFirst Corp.	229,763

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
1,321	Viad Corp.	$80,990
		2,673,145

	Communications Equipment — 0.5%
8,316	EchoStar Corp., Class A (a)	331,393

	Construction & Engineering — 1.2%
6,598	Dycom Industries, Inc. (a)	327,195
1,723	Granite Construction, Inc.	77,346
14,657	Primoris Services Corp.	321,281
		725,822

	Construction Materials — 0.4%
14,054	Summit Materials, Inc., Class A (a)	246,226

	Consumer Finance — 1.4%
13,914	Encore Capital Group, Inc. (a)	393,210
5,504	Nelnet, Inc., Class A	319,507
5,653	PRA Group, Inc. (a)	158,962
		871,679

	Containers & Packaging — 0.5%
7,348	Greif, Inc., Class A	290,393

	Diversified Consumer Services — 0.6%
25,310	Laureate Education, Inc., Class A (a)	398,379

	Electric Utilities — 0.1%
1,264	El Paso Electric Co.	77,243

	Electrical Equipment — 0.8%
5,449	AZZ, Inc.	258,773
3,898	Encore Wire Corp.	231,112
		489,885

	Electronic Equipment, Instruments & Components — 5.4%
5,402	Anixter International, Inc. (a)	339,624
5,645	Belden, Inc.	313,580
5,774	Benchmark Electronics, Inc.	156,071
840	ePlus, Inc. (a)	79,204
4,051	Insight Enterprises, Inc. (a)	229,206
22,327	KEMET Corp.	398,983
12,651	Knowles Corp. (a)	238,851
13,165	Methode Electronics, Inc.	388,499
3,659	Plexus Corp. (a)	220,199
7,731	Sanmina Corp. (a)	262,235
8,462	ScanSource, Inc. (a)	318,594
32,301	TTM Technologies, Inc. (a)	427,665
		3,372,711

	Energy Equipment & Services — 3.1%
15,496	Archrock, Inc.	156,665
4,790	C&J Energy Services, Inc. (a)	67,299
21,263	Diamond Offshore Drilling, Inc. (a)	206,464

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
38,320	Helix Energy Solutions Group, Inc. (a)	$299,662
22,756	Mammoth Energy Services, Inc.	354,766
88,114	Nabors Industries Ltd.	308,399
13,151	Oil States International, Inc. (a)	254,077
26,565	RPC, Inc.	273,354
		1,920,686

	Equity Real Estate Investment Trusts — 4.7%
11,593	Chatham Lodging Trust	228,266
8,020	Chesapeake Lodging Trust	228,570
15,584	CoreCivic, Inc.	324,303
20,595	DiamondRock Hospitality Co.	223,662
3,934	Global Net Lease, Inc.	75,021
11,058	Industrial Logistics Properties Trust	219,501
4,650	Kite Realty Group Trust	73,424
10,047	Mack-Cali Realty Corp.	233,894
5,483	Office Properties Income Trust	148,809
12,619	RPT Realty	153,069
33,207	Summit Hotel Properties, Inc.	385,533
53,648	Washington Prime Group, Inc.	238,734
17,293	Xenia Hotels & Resorts, Inc.	374,393
		2,907,179

	Food & Staples Retailing — 1.1%
6,920	Andersons (The), Inc.	226,284
1,263	PriceSmart, Inc.	75,540
9,284	Weis Markets, Inc.	390,392
		692,216

	Food Products — 0.8%
12,412	B&G Foods, Inc. (b)	322,712
2,751	Fresh Del Monte Produce, Inc.	81,182
5,948	Hostess Brands, Inc. (a)	79,703
		483,597

	Health Care Providers & Services — 1.7%
2,299	Magellan Health, Inc. (a)	160,930
2,939	National HealthCare Corp.	221,689
6,936	Patterson Cos., Inc.	151,482
10,756	Select Medical Holdings Corp. (a)	154,564
17,261	Tivity Health, Inc. (a)	373,183
		1,061,848

	Health Care Technology — 0.1%
7,793	Allscripts Healthcare Solutions, Inc. (a)	76,917

	Hotels, Restaurants & Leisure — 1.0%
3,098	Cheesecake Factory (The), Inc.	153,723
8,684	International Speedway Corp., Class A	383,138

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
2,876	Red Rock Resorts, Inc., Class A	$77,594
		614,455

	Household Durables — 5.2%
1,290	Cavco Industries, Inc. (a)	160,953
1,533	Installed Building Products, Inc. (a)	73,630
15,676	KB Home	406,165
6,761	La-Z-Boy, Inc.	221,761
5,032	LGI Homes, Inc. (a)	348,768
13,038	M.D.C. Holdings, Inc.	398,441
8,474	Meritage Homes Corp. (a)	433,445
21,346	Taylor Morrison Home Corp., Class A (a)	413,259
2,338	TopBuild Corp. (a)	166,536
29,975	TRI Pointe Group, Inc. (a)	391,174
8,719	Tupperware Brands Corp.	207,512
		3,221,644

	Household Products — 0.5%
13,037	Central Garden & Pet Co., Class A (a)	319,146

	Independent Power and Renewable Electricity Producers — 0.3%
10,030	Clearway Energy, Inc., Class C	159,176

	Insurance — 1.2%
7,557	Employers Holdings, Inc.	324,346
1,155	National Western Life Group, Inc., Class A	308,062
853	Safety Insurance Group, Inc.	79,261
		711,669

	Interactive Media & Services — 0.3%
9,783	Cars.com, Inc. (a)	203,584

	IT Services — 1.6%
1,758	CSG Systems International, Inc.	78,495
15,878	KBR, Inc.	352,809
2,806	ManTech International Corp., Class A	173,944
4,350	NIC, Inc.	75,081
5,024	Presidio, Inc.	75,461
7,887	Sykes Enterprises, Inc. (a)	218,864
		974,654

	Leisure Products — 0.9%
6,549	Acushnet Holdings Corp.	165,100
14,001	Callaway Golf Co.	245,858
2,858	Sturm Ruger & Co., Inc.	160,019
		570,977

	Life Sciences Tools & Services — 0.5%
7,802	Cambrex Corp. (a)	335,642

	Machinery — 3.1%
2,232	Alamo Group, Inc.	231,324

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
4,881	Altra Industrial Motion Corp.	$182,989
1,154	EnPro Industries, Inc.	85,765
11,756	Greenbrier (The) Cos., Inc.	417,691
14,895	Meritor, Inc. (a)	361,353
19,704	Milacron Holdings Corp. (a)	287,875
2,372	Mueller Industries, Inc.	69,191
2,331	SPX FLOW, Inc. (a)	83,776
2,065	Standex International Corp.	136,435
920	Watts Water Technologies, Inc., Class A	78,743
		1,935,142

	Marine — 0.4%
6,180	Matson, Inc.	244,790

	Media — 2.2%
21,162	Gannett Co., Inc.	197,441
5,044	John Wiley & Sons, Inc., Class A	232,932
5,610	Scholastic Corp.	223,727
7,877	Sinclair Broadcast Group, Inc., Class A	360,688
21,497	TEGNA, Inc.	342,232
		1,357,020

	Metals & Mining — 3.0%
55,111	AK Steel Holding Corp. (a)	133,369
6,611	Carpenter Technology Corp.	328,368
37,146	Coeur Mining, Inc. (a)	134,097
17,747	Commercial Metals Co.	306,846
1,367	Compass Minerals International, Inc.	78,452
96,976	Hecla Mining Co.	203,649
1,447	Kaiser Aluminum Corp.	142,385
12,463	Warrior Met Coal, Inc.	386,353
4,061	Worthington Industries, Inc.	162,968
		1,876,487

	Mortgage Real Estate Investment Trusts — 0.5%
16,654	Apollo Commercial Real Estate Finance, Inc.	312,096

	Multiline Retail — 1.1%
7,972	Big Lots, Inc.	296,240
5,261	Dillard’s, Inc., Class A	360,115
		656,355

	Oil, Gas & Consumable Fuels — 8.2%
4,151	Arch Coal, Inc., Class A	402,564
50,184	Callon Petroleum Co. (a)	376,882
30,384	Carrizo Oil & Gas, Inc. (a)	389,523
35,180	CNX Resources Corp. (a)	315,213
5,233	Contura Energy, Inc. (a)	294,879
184,824	Denbury Resources, Inc. (a)	412,157
47,243	Gulfport Energy Corp. (a)	309,442
62,730	Oasis Petroleum, Inc. (a)	382,653

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
12,168	Roan Resources, Inc. (a)	$68,993
20,564	SemGroup Corp., Class A	268,566
21,663	SM Energy Co.	345,092
80,786	Southwestern Energy Co. (a)	319,105
74,002	SRC Energy, Inc. (a)	455,112
14,265	Talos Energy, Inc. (a)	423,670
10,492	World Fuel Services Corp.	323,678
		5,087,529

	Paper & Forest Products — 0.7%
8,335	Boise Cascade Co.	230,796
5,760	Schweitzer-Mauduit International, Inc.	204,883
		435,679

	Personal Products — 0.2%
3,453	Edgewell Personal Care Co. (a)	142,367

	Pharmaceuticals — 0.1%
2,486	Prestige Consumer Healthcare, Inc. (a)	73,138

	Professional Services — 1.1%
7,488	CBIZ, Inc. (a)	144,593
977	ICF International, Inc.	76,079
7,784	Navigant Consulting, Inc.	177,709
12,822	TrueBlue, Inc. (a)	309,780
		708,161

	Real Estate Management & Development — 0.7%
33,236	Realogy Holdings Corp.	432,733

	Road & Rail — 3.5%
12,306	ArcBest Corp.	376,071
2,133	Avis Budget Group, Inc. (a)	75,828
11,569	Heartland Express, Inc.	227,678
21,250	Marten Transport Ltd.	420,325
4,961	Saia, Inc. (a)	319,439
17,999	Schneider National, Inc., Class B	376,179
11,095	Werner Enterprises, Inc.	371,683
		2,167,203

	Semiconductors & Semiconductor Equipment — 1.2%
3,051	Advanced Energy Industries, Inc. (a)	176,226
44,366	Amkor Technology, Inc. (a)	401,956
3,602	Cirrus Logic, Inc. (a)	171,383
		749,565

	Software — 0.7%
18,010	Avaya Holdings Corp. (a)	343,631
1,506	Ebix, Inc.	76,023
		419,654

	Specialty Retail — 5.2%
8,137	Abercrombie & Fitch Co., Class A	243,215
3,216	Asbury Automotive Group, Inc. (a)	257,859

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
8,486	At Home Group, Inc. (a)	$199,336
22,301	Bed Bath & Beyond, Inc.	372,650
2,293	Children’s Place (The), Inc.	258,696
5,856	Group 1 Automotive, Inc.	458,584
3,268	Lithia Motors, Inc., Class A	370,983
26,542	Michaels Cos. (The), Inc. (a)	298,332
2,605	Murphy USA, Inc. (a)	222,649
83,502	Office Depot, Inc.	200,405
47,719	Party City Holdco, Inc. (a)	319,717
		3,202,426

	Textiles, Apparel & Luxury Goods — 0.7%
5,582	G-III Apparel Group Ltd. (a)	240,863
2,014	Oxford Industries, Inc.	167,283
		408,146

	Thrifts & Mortgage Finance — 2.4%
2,567	Axos Financial, Inc. (a)	83,992
4,604	Flagstar Bancorp, Inc.	164,593
15,402	Meta Financial Group, Inc.	396,756
3,343	PennyMac Financial Services, Inc.	74,549
2,872	Provident Financial Services, Inc.	76,165
7,442	Walker & Dunlop, Inc.	408,938
7,720	Washington Federal, Inc.	255,841
		1,460,834

	Tobacco — 0.5%
5,260	Universal Corp.	283,304

	Trading Companies & Distributors — 4.0%
18,720	Aircastle Ltd.	372,902
4,713	Beacon Roofing Supply, Inc. (a)	177,492
21,442	BMC Stock Holdings, Inc. (a)	441,276
8,883	H&E Equipment Services, Inc.	270,132
5,722	Herc Holdings, Inc. (a)	275,572
4,253	MRC Global, Inc. (a)	73,705
5,326	NOW, Inc. (a)	77,866
9,062	Rush Enterprises, Inc., Class A	384,319
7,147	WESCO International, Inc. (a)	409,094
		2,482,358
	Total Common Stocks — 100.0%	61,923,386
	(Cost $62,838,041)

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$371,426	JPMorgan Chase & Co., 2.68% (c), dated 04/30/19, due 05/01/19, with a maturity value of $371,454. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 09/30/23. The value of the collateral including accrued interest is $379,726. (d)	$371,426
	(Cost $371,426)

	Total Investments — 100.6%	62,294,812
	(Cost $63,209,467) (e)
	Net Other Assets and Liabilities — (0.6)%	(370,897)
	Net Assets — 100.0%	$61,923,915

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $243,431 and the total value of the collateral held by the Fund is $371,426.
(c)	Rate shown reflects yield as of April 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,293,118 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,207,773. The net unrealized depreciation was $914,655.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$61,923,386	$—	$—
Repurchase Agreements	—	371,426	—
Total Investments	$61,923,386	$371,426	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.5%
5,396	Aerovironment, Inc. (a)	$369,950
70,848	Kratos Defense & Security Solutions, Inc. (a)	1,125,066
		1,495,016

	Air Freight & Logistics — 0.6%
16,014	Air Transport Services Group, Inc. (a)	376,810
23,248	Forward Air Corp.	1,472,063
		1,848,873

	Auto Components — 0.7%
26,915	Fox Factory Holding Corp. (a)	2,088,604

	Banks — 3.3%
7,079	BancFirst Corp.	399,256
15,503	CenterState Bank Corp.	382,614
4,845	City Holding Co.	384,596
9,053	Enterprise Financial Services Corp.	385,115
21,647	First Bancorp	820,638
164,143	First BanCorp	1,854,816
10,017	First Merchants Corp.	367,323
9,287	Independent Bank Corp.	745,096
16,639	Lakeland Financial Corp.	794,512
22,622	National Bank Holdings Corp., Class A	865,065
10,934	ServisFirst Bancshares, Inc.	371,100
22,643	Southside Bancshares, Inc.	795,448
4,852	Tompkins Financial Corp.	391,411
31,066	Veritex Holdings, Inc.	823,560
5,972	Westamerica Bancorporation	383,522
		9,764,072

	Beverages — 1.4%
6,382	Boston Beer (The) Co., Inc., Class A (a)	1,978,484
6,535	Coca-Cola Consolidated, Inc.	2,124,071
		4,102,555

	Biotechnology — 6.7%
110,652	Amicus Therapeutics, Inc. (a)	1,476,098
82,008	Arrowhead Pharmaceuticals, Inc. (a)	1,474,504
45,346	BioCryst Pharmaceuticals, Inc. (a)	336,921
47,743	CareDx, Inc. (a)	1,299,087
30,315	Clovis Oncology, Inc. (a)	553,855
27,062	Coherus Biosciences, Inc. (a)	430,827
19,693	Enanta Pharmaceuticals, Inc. (a)	1,717,033
63,026	Fate Therapeutics, Inc. (a)	1,058,837
80,320	Invitae Corp. (a)	1,897,158
27,281	Ironwood Pharmaceuticals, Inc. (a)	324,371
54,209	Portola Pharmaceuticals, Inc. (a)	1,913,578

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
19,991	PTC Therapeutics, Inc. (a)	$748,063
28,547	Puma Biotechnology, Inc. (a)	916,930
26,259	REGENXBIO, Inc. (a)	1,323,453
25,472	Repligen Corp. (a)	1,716,303
21,696	Ultragenyx Pharmaceutical, Inc. (a)	1,431,936
25,228	uniQure N.V. (a)	1,417,561
		20,036,515

	Building Products — 0.7%
32,586	AAON, Inc.	1,636,143
14,323	Advanced Drainage Systems, Inc.	401,760
		2,037,903

	Capital Markets — 1.5%
33,174	Blucora, Inc. (a)	1,161,090
17,801	Cohen & Steers, Inc.	892,720
8,470	Hamilton Lane, Inc., Class A	413,844
24,151	Houlihan Lokey, Inc.	1,191,127
51,963	TCG BDC, Inc.	777,367
		4,436,148

	Chemicals — 0.6%
58,497	Ferro Corp. (a)	1,045,341
49,600	PQ Group Holdings, Inc. (a)	784,176
		1,829,517

	Commercial Services & Supplies — 2.8%
53,745	Advanced Disposal Services, Inc. (a)	1,738,113
23,861	Brady Corp., Class A	1,164,178
52,899	Casella Waste Systems, Inc., Class A (a)	1,974,191
108,670	Covanta Holding Corp.	1,963,667
19,575	McGrath RentCorp	1,213,650
6,593	US Ecology, Inc.	402,239
		8,456,038

	Communications Equipment — 0.7%
151,945	Viavi Solutions, Inc. (a)	2,020,869

	Construction & Engineering — 1.1%
35,904	Comfort Systems USA, Inc.	1,942,406
99,851	WillScot Corp. (a)	1,344,993
		3,287,399

	Diversified Consumer Services — 1.2%
103,497	Houghton Mifflin Harcourt Co. (a)	737,934
55,114	K12, Inc. (a)	1,660,034
9,779	Sotheby’s (a)	412,478

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services (Continued)
5,730	Strategic Education, Inc.	$821,395
		3,631,841

	Diversified Telecommunication Services — 1.1%
20,413	Cogent Communications Holdings, Inc.	1,127,410
71,144	Iridium Communications, Inc. (a)	1,953,614
36,765	Vonage Holdings Corp. (a)	357,356
		3,438,380

	Electric Utilities — 0.5%
11,071	MGE Energy, Inc.	750,503
15,103	Otter Tail Corp.	774,784
		1,525,287

	Electrical Equipment — 1.4%
69,896	Atkore International Group, Inc. (a)	1,730,625
133,790	Sunrun, Inc. (a)	2,034,946
11,899	Vicor Corp. (a)	446,331
		4,211,902

	Electronic Equipment, Instruments & Components — 2.6%
19,903	Badger Meter, Inc.	1,104,218
37,702	CTS Corp.	1,129,175
28,740	Fabrinet (a)	1,739,345
20,204	II-VI, Inc. (a)	804,927
21,473	OSI Systems, Inc. (a)	1,935,362
59,955	Vishay Intertechnology, Inc.	1,187,709
		7,900,736

	Energy Equipment & Services — 2.6%
42,272	Cactus, Inc., Class A (a)	1,534,474
178,317	Frank’s International N.V. (a)	1,041,371
138,186	Keane Group, Inc. (a)	1,449,571
71,953	Liberty Oilfield Services, Inc., Class A (b)	1,072,819
101,133	McDermott International, Inc. (a)	818,166
83,455	ProPetro Holding Corp. (a)	1,846,859
		7,763,260

	Entertainment — 0.6%
171,945	Glu Mobile, Inc. (a)	1,881,078

	Equity Real Estate Investment Trusts — 5.7%
27,591	Acadia Realty Trust	779,170
15,969	Agree Realty Corp.	1,045,490
1,999	Alexander’s, Inc.	758,880
24,146	American Assets Trust, Inc.	1,115,304
64,146	CareTrust REIT, Inc.	1,555,540

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
25,419	Four Corners Property Trust, Inc.	$722,916
34,572	Getty Realty Corp.	1,121,170
58,691	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,560,594
102,627	Independence Realty Trust, Inc.	1,086,820
83,049	Lexington Realty Trust	753,254
8,059	LTC Properties, Inc.	363,139
26,392	National Storage Affiliates Trust	772,230
53,110	Piedmont Office Realty Trust, Inc., Class A	1,105,750
9,768	PotlatchDeltic Corp.	377,631
24,614	QTS Realty Trust, Inc., Class A	1,116,245
21,288	Retail Opportunity Investments Corp.	373,604
16,932	Seritage Growth Properties, Class A (b)	754,998
17,898	Terreno Realty Corp.	799,146
9,937	Universal Health Realty Income Trust	805,096
		16,966,977

	Food & Staples Retailing — 0.4%
35,663	Chefs’ Warehouse (The), Inc. (a)	1,165,467

	Food Products — 2.1%
24,812	Cal-Maine Foods, Inc.	1,020,021
44,480	Freshpet, Inc. (a)	1,986,477
73,087	Simply Good Foods (The) Co. (a)	1,641,534
40,409	Tootsie Roll Industries, Inc.	1,569,082
		6,217,114

	Gas Utilities — 0.8%
16,499	Chesapeake Utilities Corp.	1,528,467
11,464	Northwest Natural Holding Co.	766,827
		2,295,294

	Health Care Equipment & Supplies — 4.7%
1,260	Atrion Corp.	1,108,800
38,926	Cardiovascular Systems, Inc. (a)	1,383,430
18,092	CONMED Corp.	1,447,903
37,961	CryoLife, Inc. (a)	1,163,884
24,002	Glaukos Corp. (a)	1,731,264
10,038	iRhythm Technologies, Inc. (a)	766,000
17,716	Nevro Corp. (a)	1,093,254
6,544	Orthofix Medical, Inc. (a)	358,546
28,733	Quidel Corp. (a)	1,837,188
22,007	STAAR Surgical Co. (a)	714,787
21,005	Tactile Systems Technology, Inc. (a)	1,045,209
23,699	Tandem Diabetes Care, Inc. (a)	1,455,356
		14,105,621

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 2.4%
24,031	BioTelemetry, Inc. (a)	$1,307,286
23,067	CorVel Corp. (a)	1,656,211
36,747	Ensign Group (The), Inc.	1,893,205
65,224	Tenet Healthcare Corp. (a)	1,428,406
7,164	US Physical Therapy, Inc.	834,534
		7,119,642

	Health Care Technology — 2.1%
29,342	Evolent Health, Inc., Class A (a)	397,584
37,398	HMS Holdings Corp. (a)	1,138,021
89,087	Inovalon Holdings, Inc., Class A (a)	1,205,347
44,708	NextGen Healthcare, Inc. (a)	840,063
23,269	Omnicell, Inc. (a)	1,869,897
6,543	Tabula Rasa HealthCare, Inc. (a)	348,480
11,670	Vocera Communications, Inc. (a)	371,690
		6,171,082

	Hotels, Restaurants & Leisure — 4.3%
7,807	BJ’s Restaurants, Inc.	389,648
36,794	Bloomin’ Brands, Inc.	735,512
33,908	Brinker International, Inc.	1,450,245
22,206	Dave & Buster’s Entertainment, Inc.	1,262,189
102,511	Denny’s Corp. (a)	1,908,755
20,606	Dine Brands Global, Inc.	1,826,928
4,553	Jack in the Box, Inc.	351,036
18,076	Scientific Games Corp. (a)	418,098
58,419	SeaWorld Entertainment, Inc. (a)	1,555,114
25,441	Shake Shack, Inc., Class A (a)	1,559,533
19,792	Wingstop, Inc.	1,489,744
		12,946,802

	Household Durables — 0.5%
15,983	iRobot Corp. (a)	1,654,880

	Household Products — 0.1%
2,179	WD-40 Co.	366,617

	Independent Power and Renewable Electricity Producers — 1.2%
85,503	Pattern Energy Group, Inc., Class A	1,976,829
109,523	TerraForm Power, Inc., Class A	1,485,132
		3,461,961

	Industrial Conglomerates — 0.1%
9,620	Raven Industries, Inc.	374,314

	Insurance — 1.1%
30,174	eHealth, Inc. (a)	1,832,769

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
21,947	Kinsale Capital Group, Inc.	$1,593,352
		3,426,121

	Interactive Media & Services — 0.9%
23,906	ANGI Homeservices, Inc., Class A (a)	415,486
78,037	Liberty TripAdvisor Holdings, Inc., Class A (a)	1,150,266
82,700	QuinStreet, Inc. (a)	1,180,129
		2,745,881

	Internet & Direct Marketing Retail — 1.3%
25,873	Liberty Expedia Holdings, Inc., Class A (a)	1,201,025
9,082	Shutterfly, Inc. (a)	398,064
23,747	Shutterstock, Inc.	960,566
53,308	Stitch Fix, Inc., Class A (a)	1,420,658
		3,980,313

	IT Services — 1.1%
50,912	Endurance International Group Holdings, Inc. (a)	281,543
39,819	EVERTEC, Inc.	1,246,733
43,367	GTT Communications, Inc. (a) (b)	1,819,246
		3,347,522

	Life Sciences Tools & Services — 2.1%
52,680	Accelerate Diagnostics, Inc. (a) (b)	1,027,260
73,300	Codexis, Inc. (a)	1,444,010
31,899	Medpace Holdings, Inc. (a)	1,791,767
91,940	NeoGenomics, Inc. (a)	1,915,110
		6,178,147

	Machinery — 4.3%
45,439	Actuant Corp., Class A	1,162,329
15,468	Albany International Corp., Class A	1,144,168
20,781	Chart Industries, Inc. (a)	1,834,339
11,225	ESCO Technologies, Inc.	841,875
72,378	Federal Signal Corp.	2,082,315
36,818	Franklin Electric Co., Inc.	1,798,927
18,309	Harsco Corp. (a)	414,516
8,554	Kadant, Inc.	839,062
3,813	Lindsay Corp.	324,105
23,809	Sun Hydraulics Corp.	1,246,163
36,631	TriMas Corp. (a)	1,132,997
		12,820,796

	Media — 1.4%
70,308	Entercom Communications Corp., Class A	483,719
88,065	Gray Television, Inc. (a)	2,063,363

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
27,232	Meredith Corp.	$1,606,688
		4,153,770

	Mortgage Real Estate Investment Trusts — 2.6%
145,033	Arbor Realty Trust, Inc. (b)	1,981,151
23,361	Invesco Mortgage Capital, Inc.	381,252
37,583	KKR Real Estate Finance Trust, Inc.	758,049
65,062	Ladder Capital Corp.	1,132,079
60,609	New York Mortgage Trust, Inc.	381,837
72,663	PennyMac Mortgage Investment Trust	1,525,923
46,590	Redwood Trust, Inc.	762,212
38,389	TPG RE Finance Trust, Inc.	756,647
		7,679,150

	Oil, Gas & Consumable Fuels — 4.3%
65,203	Berry Petroleum Corp.	740,706
73,164	California Resources Corp. (a)	1,542,297
32,359	CONSOL Energy, Inc. (a)	1,096,970
71,866	Jagged Peak Energy, Inc. (a)	759,624
241,550	Kosmos Energy Ltd.	1,615,969
38,926	Matador Resources Co. (a)	766,453
274,610	Northern Oil and Gas, Inc. (a)	727,717
36,993	PDC Energy, Inc. (a)	1,608,826
142,149	QEP Resources, Inc. (a)	1,068,960
50,426	Renewable Energy Group, Inc. (a)	1,216,275
167,953	Tellurian, Inc. (a) (b)	1,595,554
		12,739,351

	Personal Products — 1.6%
639,820	Avon Products, Inc. (a)	2,034,628
24,793	Inter Parfums, Inc.	1,797,244
5,899	Medifast, Inc.	865,324
		4,697,196

	Pharmaceuticals — 1.7%
54,203	Amphastar Pharmaceuticals, Inc. (a)	1,170,243
93,702	Endo International PLC (a)	702,765
11,481	Intersect ENT, Inc. (a)	373,018
7,101	MyoKardia, Inc. (a)	340,706
9,698	Pacira BioSciences, Inc. (a)	386,174
12,956	Reata Pharmaceuticals, Inc., Class A (a)	1,016,528
10,535	Supernus Pharmaceuticals, Inc. (a)	386,950
20,130	Zogenix, Inc. (a)	784,869
		5,161,253

	Professional Services — 0.4%
24,729	Korn Ferry	1,162,758

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 1.5%
36,946	Marcus & Millichap, Inc. (a)	$1,592,372
74,241	Redfin Corp. (a) (b)	1,535,304
12,340	RMR Group (The), Inc., Class A	713,746
45,630	St Joe (The) Co. (a)	777,535
		4,618,957

	Road & Rail — 0.5%
86,635	Hertz Global Holdings, Inc. (a)	1,575,024

	Semiconductors & Semiconductor Equipment — 3.5%
25,655	Brooks Automation, Inc.	962,319
43,367	Diodes, Inc. (a)	1,579,426
68,822	FormFactor, Inc. (a)	1,304,177
34,404	Inphi Corp. (a)	1,570,887
157,675	Lattice Semiconductor Corp. (a)	2,041,891
22,089	MACOM Technology Solutions Holdings, Inc. (a)	306,816
10,758	Power Integrations, Inc.	850,097
80,388	Xperi Corp.	1,997,642
		10,613,255

	Software — 10.1%
37,249	8x8, Inc. (a)	890,996
20,440	Altair Engineering, Inc., Class A (a)	806,154
23,691	Appfolio, Inc., Class A (a)	2,300,633
22,361	Benefitfocus, Inc. (a)	910,764
7,368	Bottomline Technologies DE, Inc. (a)	372,600
54,642	Cision Ltd. (a)	658,983
23,013	Envestnet, Inc. (a)	1,633,693
25,078	Everbridge, Inc. (a)	1,853,013
44,883	ForeScout Technologies, Inc. (a)	1,886,881
31,936	Instructure, Inc. (a)	1,375,803
51,856	LivePerson, Inc. (a)	1,520,937
39,728	Mimecast Ltd. (a)	2,046,389
33,916	Progress Software Corp.	1,546,909
35,627	PROS Holdings, Inc. (a)	1,825,527
27,160	Q2 Holdings, Inc. (a)	2,048,407
37,169	Rapid7, Inc. (a)	2,019,763
38,557	SailPoint Technologies Holding, Inc. (a)	1,089,621
14,188	SPS Commerce, Inc. (a)	1,471,863
6,191	Varonis Systems, Inc. (a)	440,490
37,102	Workiva, Inc. (a)	1,971,600
68,840	Yext, Inc. (a)	1,508,284
		30,179,310

	Specialty Retail — 2.9%
25,920	Carvana Co. (a) (b)	1,854,835
21,741	Monro, Inc.	1,822,548
11,744	National Vision Holdings, Inc. (a)	317,088
90,133	Rent-A-Center, Inc. (a)	2,247,016

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
60,149	Sally Beauty Holdings, Inc. (a)	$1,064,637
40,022	Sleep Number Corp. (a)	1,392,766
		8,698,890

	Textiles, Apparel & Luxury Goods — 0.5%
58,440	Crocs, Inc. (a)	1,627,554

	Thrifts & Mortgage Finance — 1.2%
27,649	Capitol Federal Financial, Inc.	381,556
28,680	Kearny Financial Corp.	401,520
38,489	Mr Cooper Group, Inc. (a)	331,006
72,713	NMI Holdings, Inc., Class A (a)	2,041,781
21,751	Northwest Bancshares, Inc.	379,120
		3,534,983

	Trading Companies & Distributors — 0.4%
12,652	Applied Industrial Technologies, Inc.	758,361
6,460	SiteOne Landscape Supply, Inc. (a)	434,758
		1,193,119

	Water Utilities — 1.1%
10,554	American States Water Co.	751,128
27,723	California Water Service Group	1,396,962
19,776	Middlesex Water Co.	1,146,810
		3,294,900

	Wireless Telecommunication Services — 0.4%
15,855	Boingo Wireless, Inc. (a)	360,543
16,961	Shenandoah Telecommunications Co.	700,998
		1,061,541
	Total Common Stocks — 99.9%	299,091,555
	(Cost $284,525,003)

Principal Value	Description	Value

	Repurchase Agreements — 4.4%
$13,149,446	JPMorgan Chase & Co., 2.68% (c), dated 04/30/19, due 05/01/19, with a maturity value of $13,150,425. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 09/30/23. The value of the collateral including accrued interest is $13,443,297. (d)	13,149,446
	(Cost $13,149,446)

Description	Value

Total Investments — 104.3%	$312,241,001
(Cost $297,674,449) (e)
Net Other Assets and Liabilities — (4.3)%	(12,912,491)
Net Assets — 100.0%	$299,328,510

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $8,402,044 and the total value of the collateral held by the Fund is $13,149,446.
(c)	Rate shown reflects yield as of April 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $25,596,413 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,029,861. The net unrealized appreciation was $14,566,552.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$299,091,555	$—	$—
Repurchase Agreements	—	13,149,446	—
Total Investments	$299,091,555	$13,149,446	$—

* See Portfolio of Investments for industry breakout.

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.6%
423	Boeing (The) Co.	$159,763

	Banks — 8.6%
11,685	Bank of America Corp.	357,327
10,364	Citigroup, Inc.	732,735
1,592	JPMorgan Chase & Co.	184,752
3,942	PNC Financial Services Group (The), Inc.	539,778
6,672	Wells Fargo & Co.	322,991
		2,137,583

	Beverages — 0.7%
1,315	PepsiCo, Inc.	168,386

	Biotechnology — 1.9%
7,439	Gilead Sciences, Inc.	483,832

	Capital Markets — 5.0%
3,358	Goldman Sachs Group (The), Inc.	691,479
11,459	Morgan Stanley	552,897
		1,244,376

	Communications Equipment — 2.7%
11,943	Cisco Systems, Inc.	668,211

	Consumer Finance — 2.8%
5,900	American Express Co.	691,657

	Diversified Telecommunication Services — 4.4%
25,702	AT&T, Inc.	795,734
5,453	Verizon Communications, Inc.	311,857
		1,107,591

	Electric Utilities — 2.6%
3,336	NextEra Energy, Inc.	648,652

	Energy Equipment & Services — 0.6%
3,700	Schlumberger Ltd.	157,916

	Entertainment — 2.3%
452	Netflix, Inc. (a)	167,484
2,904	Walt Disney (The) Co.	397,761
		565,245

	Equity Real Estate Investment Trusts — 1.3%
1,636	American Tower Corp.	319,511

	Food & Staples Retailing — 6.0%
3,328	Costco Wholesale Corp.	817,124
12,739	Walgreens Boots Alliance, Inc.	682,428
		1,499,552

	Food Products — 1.3%
6,459	Mondelez International, Inc., Class A	328,440

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 3.9%
6,105	Danaher Corp.	$808,546
816	Stryker Corp.	154,151
		962,697

	Hotels, Restaurants & Leisure — 3.4%
10,843	Starbucks Corp.	842,284

	Interactive Media & Services — 0.7%
967	Facebook, Inc., Class A (a)	187,018

	IT Services — 7.6%
2,018	Automatic Data Processing, Inc.	331,739
2,738	Mastercard, Inc., Class A	696,109
7,762	PayPal Holdings, Inc. (a)	875,321
		1,903,169

	Life Sciences Tools & Services — 2.0%
1,767	Thermo Fisher Scientific, Inc.	490,254

	Machinery — 1.3%
2,379	Caterpillar, Inc.	331,680

	Media — 4.9%
1,394	Charter Communications, Inc., Class A (a)	517,439
16,128	Comcast Corp., Class A	702,052
		1,219,491

	Oil, Gas & Consumable Fuels — 8.8%
6,544	Chevron Corp.	785,673
12,076	ConocoPhillips	762,237
7,980	Exxon Mobil Corp.	640,634
		2,188,544

	Personal Products — 2.0%
2,921	Estee Lauder (The) Cos., Inc., Class A	501,857

	Pharmaceuticals — 2.5%
10,136	Bristol-Myers Squibb Co.	470,614
1,242	Eli Lilly and Co.	145,364
		615,978

	Road & Rail — 1.4%
4,309	CSX Corp.	343,126

	Semiconductors & Semiconductor Equipment — 5.8%
1,608	Broadcom, Inc.	511,987
15,009	Intel Corp.	766,059
1,519	Texas Instruments, Inc.	178,984
		1,457,030

	Software — 7.4%
3,084	Intuit, Inc.	774,269

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
6,002	Oracle Corp.	$332,091
3,572	VMware, Inc., Class A	729,152
		1,835,512

	Specialty Retail — 2.7%
1,473	Lowe’s Cos., Inc.	166,655
9,089	TJX (The) Cos., Inc.	498,804
		665,459

	Technology Hardware, Storage & Peripherals — 2.0%
2,546	Apple, Inc.	510,906

	Wireless Telecommunication Services — 2.7%
9,331	T-Mobile US, Inc. (a)	681,070

	Total Investments — 99.9%	24,916,790
	(Cost $23,474,298) (b)
	Net Other Assets and Liabilities — 0.1%	35,316
	Net Assets — 100.0%	$24,952,106

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,825,846 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $383,354. The net unrealized appreciation was $1,442,492.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$24,916,790	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

April 30, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

FTP has licensed to Nasdaq, Inc., free of charge, the right to use certain intellectual property owned by FTP including the AlphaDEX® trademark and the AlphaDEX® stock selection method, in connection with the Nasdaq Inc.’s creation of the Indices.

Notwithstanding such license, Nasdaq, Inc. is solely responsible for the creation, compilation and administration of the Indices and has the exclusive right to determine the stocks included in the indices and the indices’ methodologies.

The Funds are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, Inc., with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Indices to track general stock market performance. The Corporations’ only relationship to First Trust is in the licensing of “Nasdaq,” and the Indices’ registered trademarks, trade names and service marks of the Corporations and the use of the Indices which is determined, composed and calculated by Nasdaq without regard to Licensee or the Funds. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the Indices. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which a Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE

Additional Information (Continued)

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

April 30, 2019 (Unaudited)

CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.